MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2020

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Individual Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub- accounts listed in the Appendix that comprise Minnesota Life Individual Variable Universal Life (the Separate Account), as of the date indicated in the Appendix, the related statements of operations for the year indicated in the Appendix and changes in net assets for each of the years or periods indicated in the Appendix, and the related notes, including the financial highlights for each of the years or periods indicated in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date indicated in the Appendix, the results of its operations for the year indicated in the Appendix and changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 2008.

Minneapolis, Minnesota
March 26, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Minnesota Life Individual Variable Universal Life Account

Statements of assets, liabilities, and policy owners' equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years or periods in the two-year period then ended.

AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

AB VPS International Value Portfolio – Class A Shares (AB VPS Intl Value Cl A)

American Century Investments II VP Inflation Protection Fund – Class I Shares (Amer Century II VP Infl Pro Cl I)

American Century Investments VP Disciplined Core Value Fund – Class I Shares (Amer Century VP Dscplnd Core Val Cl I)

American Funds IS® Capital World Bond Fund – Class 1 Shares (Amer Funds IS Capital World Bond Cl 1)

American Funds IS® Global Small Capitalization Fund – Class 1 Shares (Amer Funds IS Global Small Cap Cl 1)

American Funds IS® Growth Fund – Class 1 Shares (Amer Funds IS Growth Cl 1)

American Funds IS® Growth-Income Fund – Class 1 Shares (Amer Funds IS Growth-Inc Cl 1)

American Funds IS® International Fund – Class 1 Shares (Amer Funds IS Intl Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

American Funds IS® U.S. Government/AAA-Rated Securities Fund – Class 1 Shares (Amer Funds IS US Govt/AAA Cl 1)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1 (Franklin Small Cap Val VIP Cl 1)

Invesco Oppenheimer V.I. International Growth Fund – Series I Shares (Invesco Opphmr VI Intl Growth Sr I)

Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares (Invesco Opphmr VI MS Sm Cap Sr I)

Invesco V.I. American Value Fund – Series I Shares (Invesco VI American Value Sr I)

Invesco V.I. Comstock Fund – Series I Shares (Invesco VI Comstock Sr I)

Ivy VIP – Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)

Ivy VIP – Balanced Class II (Ivy VIP Balanced Cl II)

Ivy VIP – Core Equity Class II (Ivy VIP Core Equity Cl II)

Ivy VIP – Corporate Bond Class II (Ivy VIP Corporate Bond Cl II)

Ivy VIP – Energy Class II (Ivy VIP Energy Cl II)

Ivy VIP – Global Bond Class II (Ivy VIP Global Bond Cl II)

Ivy VIP – Global Equity Income Class II (Ivy VIP Global Eq Inc Cl II)

Ivy VIP – Global Growth Class II (Ivy VIP Global Growth Cl II)

Ivy VIP – Government Money Market Class II (Ivy VIP Govt Money Market Cl II)

Ivy VIP – Growth Class II (Ivy VIP Growth Cl II)

Ivy VIP – High Income Class II (Ivy VIP High Income Cl II)

Ivy VIP – International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)

Ivy VIP – Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl II)

Ivy VIP – Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)

Ivy VIP – Natural Resources Class II (Ivy VIP Natural Res Cl II)

Ivy VIP – Pathfinder Aggressive Class II (Ivy VIP Path Aggressive Cl II)

Ivy VIP – Pathfinder Conservative Class II (Ivy VIP Path Conserv Cl II)

Ivy VIP – Pathfinder Moderate – Managed Volatility Class II (Ivy VIP Path Mod – MV Cl II)

Ivy VIP – Pathfinder Moderate Class II (Ivy VIP Path Mod Cl II)

Ivy VIP – Pathfinder Moderately Aggressive Class II (Ivy VIP Path Mod Aggr Cl II)

Ivy VIP – Pathfinder Moderately Conservative Class II (Ivy VIP Path Mod Cons Cl II)

Ivy VIP – Science and Technology Class II (Ivy VIP Science & Tech Cl II)

Ivy VIP – Securian Real Estate Securities Class II (Ivy VIP Securian RE Sec Cl II)

Ivy VIP – Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)

Ivy VIP – Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)

Ivy VIP – Value Class II (Ivy VIP Value Cl II)

Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares (Janus Henderson Balanced IS)

Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares (Janus Henderson Flexible Bond IS)

Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares (Janus Henderson Forty IS)

Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares (Janus Henderson Mid Cap Val IS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares (Janus Henderson Overseas IS)

Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares (Janus Henderson Research IS)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares (ClearBridge Sm Cap Growth Cl I)

MFS® VIT – Mid Cap Growth Series – Initial Class (MFS VIT – Mid Cap Growth Ser IC)

MFS® VIT II – International Intrinsic Value Portfolio – Initial Class (MFS VIT II – Intl Intrinsic Val IC)

Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Aggr Growth ETF Cl I)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares (Morningstar Conservative ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Neuberger Berman Advisers Management Trust Sustainable Equity – Class I Shares (Neuberger Berman Sustain Eq Cl I)

Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares (PIMCO VIT Low Duration IS)

PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares (PIMCO VIT Total Return IS)

Putnam VT Equity Income Fund – Class IA Shares (Putnam VT Equity Income Cl IA)

Putnam VT Growth Opportunities Fund – Class IA Shares (Putnam VT Growth Opp Cl IA)

Putnam VT International Equity Fund – Class IA Shares (Putnam VT Intl Eq Cl IA)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Dynamic Managed Volatility Fund (SFT Dynamic Mgd Vol)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT International Bond Fund – Class 1 Shares (SFT Intl Bond Cl 1)

Securian Funds Trust – SFT IvySM Growth Fund (SFT Ivy Growth)

Securian Funds Trust – SFT IvySM Small Cap Growth Fund (SFT Ivy Small Cap Growth)

Securian Funds Trust – SFT Managed Volatility Equity Fund (SFT Mgd Vol Equity)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

Vanguard® Variable Insurance Fund Balanced Portfolio (Vanguard VIF Balanced)

Vanguard® Variable Insurance Fund Capital Growth Portfolio (Vanguard VIF Capital Growth)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Equity Income Portfolio (Vanguard VIF Equity Income)

Vanguard® Variable Insurance Fund High Yield Bond Portfolio (Vanguard VIF High Yield Bond)

Vanguard® Variable Insurance Fund International Portfolio (Vanguard VIF International)

Vanguard® Variable Insurance Fund Money Market Portfolio (Vanguard VIF Money Market)

Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VIF Short-Term Inv-Gr)

Vanguard® Variable Insurance Fund Small Company Growth Portfolio (Vanguard VIF Small Co Growth)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VIF Total Stock Market)

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Global Small Cap Cl 1
Assets
Investments at net asset value	$9,639,649	1,336,758	52,721	71,532	161,723	346,661
Receivable from Minnesota Life for policy purchase payments	270	83	11	70	1,923	1,037
Receivable for investments sold	—	—	—	—	—	—
Total assets	9,639,919	1,336,841	52,732	71,602	163,646	347,698
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	270	83	11	70	1,923	1,037
Total liabilities	270	83	11	70	1,923	1,037
Net assets applicable to policy owners	$9,639,649	1,336,758	52,721	71,532	161,723	346,661
Policy Owners' Equity
Total policy owners' equity	$9,639,649	1,336,758	52,721	71,532	161,723	346,661
Investment shares	698,525	92,509	4,745	6,958	12,498	10,621
Investments at cost	$8,619,154	1,218,941	50,294	62,505	154,077	269,960

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt/AAA Cl 1	ClearBridge Sm Cap Growth Cl I
Assets
Investments at net asset value	$1,528,478	589,222	1,589,164	737,312	238,268	393,446
Receivable from Minnesota Life for policy purchase payments	1,992	5,371	181	35	2,883	22
Receivable for investments sold	—	—	—	—	—	—
Total assets	1,530,470	594,593	1,589,345	737,347	241,151	393,468
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	1,992	5,371	181	35	2,883	22
Total liabilities	1,992	5,371	181	35	2,883	22
Net assets applicable to policy owners	$1,528,478	589,222	1,589,164	737,312	238,268	393,446
Policy Owners' Equity
Total policy owners' equity	$1,528,478	589,222	1,589,164	737,312	238,268	393,446
Investment shares	12,715	10,640	67,224	23,340	18,272	10,750
Investments at cost	$1,211,281	507,968	1,338,885	576,583	240,797	335,744

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I	Invesco Opphmr VI MS Sm Cap Sr I	Invesco VI American Value Sr I
Assets
Investments at net asset value	$4,528,596	5,889,591	10,672,233	506,142	66,344	864,508
Receivable from Minnesota Life for policy purchase payments	56	292	16,903	12	21	23
Receivable for investments sold	—	—	—	—	—	—
Total assets	4,528,652	5,889,883	10,689,136	506,154	66,365	864,531
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	56	292	16,903	12	21	23
Total liabilities	56	292	16,903	12	21	23
Net assets applicable to policy owners	$4,528,596	5,889,591	10,672,233	506,142	66,344	864,508
Policy Owners' Equity
Total policy owners' equity	$4,528,596	5,889,591	10,672,233	506,142	66,344	864,508
Investment shares	189,481	152,107	702,121	173,932	2,420	54,716
Investments at cost	$4,079,077	4,943,403	10,919,544	393,211	53,913	768,633

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr I	Ivy VIP Asset Strategy Cl II	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP Corporate Bond Cl II	Ivy VIP Energy Cl II
Assets
Investments at net asset value	$660,718	10,078,566	556,845	3,705,998	720,432	275,773
Receivable from Minnesota Life for policy purchase payments	22	—	3	73	5	2
Receivable for investments sold	—	13,333	—	—	—	—
Total assets	660,740	10,091,899	556,848	3,706,071	720,437	275,775
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	13,333	—	—	—	—
Payable for investments purchased	22	—	3	73	5	2
Total liabilities	22	13,333	3	73	5	2
Net assets applicable to policy owners	$660,718	10,078,566	556,845	3,705,998	720,432	275,773
Policy Owners' Equity
Total policy owners' equity	$660,718	10,078,566	556,845	3,705,998	720,432	275,773
Investment shares	40,962	965,158	63,936	258,015	119,046	111,158
Investments at cost	$566,906	8,532,902	492,136	2,947,785	639,414	378,293

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Global Bond Cl II	Ivy VIP Global Eq Inc Cl II	Ivy VIP Global Growth Cl II	Ivy VIP Govt Money Market Cl II	Ivy VIP Growth Cl II	Ivy VIP High Income Cl II
Assets
Investments at net asset value	$195,114	703,035	2,014,136	66,821	6,062,939	1,259,993
Receivable from Minnesota Life for policy purchase payments	1	4	43	—	21,665	8
Receivable for investments sold	—	—	—	—	—	—
Total assets	195,115	703,039	2,014,179	66,821	6,084,604	1,260,001
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	1	4	43	—	21,665	8
Total liabilities	1	4	43	—	21,665	8
Net assets applicable to policy owners	$195,114	703,035	2,014,136	66,821	6,062,939	1,259,993
Policy Owners' Equity
Total policy owners' equity	$195,114	703,035	2,014,136	66,821	6,062,939	1,259,993
Investment shares	37,109	116,795	469,091	66,821	477,322	371,110
Investments at cost	$183,015	781,418	1,913,083	66,821	5,151,434	1,291,850

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Intl Core Equity Cl II	Ivy VIP Limited- Term Bond Cl II	Ivy VIP Mid Cap Growth Cl II	Ivy VIP Natural Res Cl II	Ivy VIP Path Aggressive Cl II	Ivy VIP Path Conserv Cl II
Assets
Investments at net asset value	$4,327,282	179,604	2,064,711	2,355,380	7,515,383	221,062
Receivable from Minnesota Life for policy purchase payments	143	1	53	101	239	1
Receivable for investments sold	—	—	—	—	—	—
Total assets	4,327,425	179,605	2,064,764	2,355,481	7,515,622	221,063
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	143	1	53	101	239	1
Total liabilities	143	1	53	101	239	1
Net assets applicable to policy owners	$4,327,282	179,604	2,064,711	2,355,380	7,515,383	221,062
Policy Owners' Equity
Total policy owners' equity	$4,327,282	179,604	2,064,711	2,355,380	7,515,383	221,062
Investment shares	264,737	35,854	118,091	713,665	1,528,822	41,594
Investments at cost	$4,126,854	175,805	1,404,270	2,707,228	7,321,307	201,870

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Path Mod - MV Cl II	Ivy VIP Path Mod Aggr Cl II	Ivy VIP Path Mod Cl II	Ivy VIP Path Mod Cons Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Securian RE Sec Cl II
Assets
Investments at net asset value	$9,411,204	12,562,284	4,045,611	719,284	10,525,685	500,288
Receivable from Minnesota Life for policy purchase payments	264	175	25	5	7,229	13
Receivable for investments sold	—	—	—	—	—	—
Total assets	9,411,468	12,562,459	4,045,636	719,289	10,532,914	500,301
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	264	175	25	5	7,229	13
Total liabilities	264	175	25	5	7,229	13
Net assets applicable to policy owners	$9,411,204	12,562,284	4,045,611	719,284	10,525,685	500,288
Policy Owners' Equity
Total policy owners' equity	$9,411,204	12,562,284	4,045,611	719,284	10,525,685	500,288
Investment shares	1,632,444	2,423,748	786,136	136,652	293,422	71,749
Investments at cost	$8,933,522	12,577,225	4,069,879	683,549	7,965,242	527,464

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS
Assets
Investments at net asset value	$1,141,117	1,914,003	967,944	1,027,256	104,517	701,532
Receivable from Minnesota Life for policy purchase payments	28	12	6	33	2,883	6,247
Receivable for investments sold	—	—	—	—	—	—
Total assets	1,141,145	1,914,015	967,950	1,027,289	107,400	707,779
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	28	12	6	33	2,883	6,247
Total liabilities	28	12	6	33	2,883	6,247
Net assets applicable to policy owners	$1,141,117	1,914,003	967,944	1,027,256	104,517	701,532
Policy Owners' Equity
Total policy owners' equity	$1,141,117	1,914,003	967,944	1,027,256	104,517	701,532
Investment shares	82,393	158,444	151,270	23,572	8,197	12,308
Investments at cost	$1,057,143	1,350,648	880,965	957,949	102,903	567,536

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Assets
Investments at net asset value	$207,986	3,385,985	3,285,649	335,921	6,699,327	5,359,412
Receivable from Minnesota Life for policy purchase payments	1,386	120	—	22	118	1,272
Receivable for investments sold	—	—	—	—	—	—
Total assets	209,372	3,386,105	3,285,649	335,943	6,699,445	5,360,684
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	1,386	120	—	22	118	1,272
Total liabilities	1,386	120	—	22	118	1,272
Net assets applicable to policy owners	$207,986	3,385,985	3,285,649	335,921	6,699,327	5,359,412
Policy Owners' Equity
Total policy owners' equity	$207,986	3,385,985	3,285,649	335,921	6,699,327	5,359,412
Investment shares	12,967	88,615	66,578	26,576	191,136	303,477
Investments at cost	$191,277	2,669,843	2,335,511	265,856	5,255,939	4,517,182

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I
Assets
Investments at net asset value	$60,173,583	16,270,528	2,173,015	75,329,634	2,902,126	303,967
Receivable from Minnesota Life for policy purchase payments	—	42	15	15,136	17	21
Receivable for investments sold	87,463	—	—	—	—	—
Total assets	60,261,046	16,270,570	2,173,030	75,344,770	2,902,143	303,988
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	87,463	—	—	—	—	—
Payable for investments purchased	—	42	15	15,136	17	21
Total liabilities	87,463	42	15	15,136	17	21
Net assets applicable to policy owners	$60,173,583	16,270,528	2,173,015	75,329,634	2,902,126	303,967
Policy Owners' Equity
Total policy owners' equity	$60,173,583	16,270,528	2,173,015	75,329,634	2,902,126	303,967
Investment shares	4,582,908	1,465,813	186,525	6,443,938	279,588	9,904
Investments at cost	$54,906,776	15,896,742	2,067,638	71,441,148	2,830,564	264,964

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Equity Income Cl IA	Putnam VT Growth Opp Cl IA	Putnam VT Intl Eq Cl IA
Assets
Investments at net asset value	$8,581,793	64,878	505,492	168,752	753,853	53,233
Receivable from Minnesota Life for policy purchase payments	357	11	20	21	21	11
Receivable for investments sold	—	—	—	—	—	—
Total assets	8,582,150	64,889	505,512	168,773	753,874	53,244
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	357	11	20	21	21	11
Total liabilities	357	11	20	21	21	11
Net assets applicable to policy owners	$8,581,793	64,878	505,492	168,752	753,853	53,233
Policy Owners' Equity
Total policy owners' equity	$8,581,793	64,878	505,492	168,752	753,853	53,233
Investment shares	813,440	6,250	43,614	6,543	50,560	3,193
Investments at cost	$8,247,006	64,700	499,932	143,714	599,728	45,767

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Dynamic Mgd Vol	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Intl Bond Cl 1
Assets
Investments at net asset value	$5,500,035	24,699,324	35,648	15,834,129	48,099,792	1,531,534
Receivable from Minnesota Life for policy purchase payments	29	603	11	10,164	43,947	25
Receivable for investments sold	—	—	—	—	—	—
Total assets	5,500,064	24,699,927	35,659	15,844,293	48,143,739	1,531,559
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	29	603	11	10,164	43,947	25
Total liabilities	29	603	11	10,164	43,947	25
Net assets applicable to policy owners	$5,500,035	24,699,324	35,648	15,834,129	48,099,792	1,531,534
Policy Owners' Equity
Total policy owners' equity	$5,500,035	24,699,324	35,648	15,834,129	48,099,792	1,531,534
Investment shares	1,996,690	1,321,121	35,648	2,527,721	3,057,500	622,622
Investments at cost	$4,846,621	18,040,078	35,648	11,806,637	33,422,847	1,568,366

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Mgd Vol Equity	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Assets
Investments at net asset value	$3,871,060	3,224,086	12,139,049	6,432,864	3,318,634	1,060,459
Receivable from Minnesota Life for policy purchase payments	381	200	1,392	—	4,339	267
Receivable for investments sold	—	—	—	3,276	—	—
Total assets	3,871,441	3,224,286	12,140,441	6,436,140	3,322,973	1,060,726
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	3,276	—	—
Payable for investments purchased	381	200	1,392	—	4,339	267
Total liabilities	381	200	1,392	3,276	4,339	267
Net assets applicable to policy owners	$3,871,060	3,224,086	12,139,049	6,432,864	3,318,634	1,060,459
Policy Owners' Equity
Total policy owners' equity	$3,871,060	3,224,086	12,139,049	6,432,864	3,318,634	1,060,459
Investment shares	135,570	126,046	948,061	1,166,507	190,618	47,545
Investments at cost	$2,698,774	2,251,334	11,218,301	5,538,501	2,746,875	824,952

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond
Assets
Investments at net asset value	$10,027,771	13,106,712	13,590,666	5,077,394	10,561,014	2,732,995
Receivable from Minnesota Life for policy purchase payments	257	4,308	—	3,202	12,155	2,185
Receivable for investments sold	—	—	5,719	—	—	—
Total assets	10,028,028	13,111,020	13,596,385	5,080,596	10,573,169	2,735,180
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	5,719	—	—	—
Payable for investments purchased	257	4,308	—	3,202	12,155	2,185
Total liabilities	257	4,308	5,719	3,202	12,155	2,185
Net assets applicable to policy owners	$10,027,771	13,106,712	13,590,666	5,077,394	10,561,014	2,732,995
Policy Owners' Equity
Total policy owners' equity	$10,027,771	13,106,712	13,590,666	5,077,394	10,561,014	2,732,995
Investment shares	814,604	510,386	300,612	369,534	457,781	336,576
Investments at cost	$9,087,751	11,639,365	10,042,835	4,923,376	9,744,386	2,603,299

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Assets
Investments at net asset value	$21,045,048	128,677	1,309,397	17,145,814	5,389,804	11,787,964
Receivable from Minnesota Life for policy purchase payments	20,764	—	71	17,782	229	—
Receivable for investments sold	—	—	—	—	—	136
Total assets	21,065,812	128,677	1,309,468	17,163,596	5,390,033	11,788,100
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	136
Payable for investments purchased	20,764	—	71	17,782	229	—
Total liabilities	20,764	—	71	17,782	229	136
Net assets applicable to policy owners	$21,045,048	128,677	1,309,397	17,145,814	5,389,804	11,787,964
Policy Owners' Equity
Total policy owners' equity	$21,045,048	128,677	1,309,397	17,145,814	5,389,804	11,787,964
Investment shares	483,017	128,677	117,752	700,115	420,750	242,751
Investments at cost	$12,273,916	128,677	1,264,124	14,337,420	5,147,853	9,105,813

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Global Small Cap Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$132,758	15,476	707	934	1,995	354
Unit value credit (note 3)	17,038	—	—	—	—	—
Investment income (loss) – net	149,796	15,476	707	934	1,995	354
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	1,249	1,457	10,551
Realized gains (losses) on sales of investments
Proceeds from sales	357,126	59,869	13,027	11,446	24,439	43,994
Cost of investments sold	(304,330)	(73,683)	(12,518)	(11,770)	(24,018)	(41,709)
Realized gains (losses) on sales of investments	52,796	(13,814)	509	(324)	421	2,285
Net realized gains (losses) on investments	52,796	(13,814)	509	925	1,878	12,836
Net change in unrealized appreciation (depreciation) of investments	298,869	112,986	2,367	8,127	7,624	72,298
Realized and unrealized gains (losses) on investments – net	351,665	99,172	2,876	9,052	9,502	85,134
Net increase (decrease) in net assets resulting from operations	$501,461	114,648	3,583	9,986	11,497	85,488

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt/AAA Cl 1	ClearBridge Sm Cap Growth Cl I
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$4,308	6,887	11,315	1,261	3,981	—
Unit value credit (note 3)	—	—	—	—	—	187
Investment income (loss) – net	4,308	6,887	11,315	1,261	3,981	187
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	13,628	7,292	—	4,819	2,805	15,756
Realized gains (losses) on sales of investments
Proceeds from sales	129,758	25,968	54,849	39,594	127,650	33,018
Cost of investments sold	(105,125)	(24,701)	(61,608)	(37,981)	(127,904)	(31,650)
Realized gains (losses) on sales of investments	24,633	1,267	(6,759)	1,613	(254)	1,368
Net realized gains (losses) on investments	38,261	8,559	(6,759)	6,432	2,551	17,124
Net change in unrealized appreciation (depreciation) of investments	302,320	77,966	226,489	134,051	(2,399)	57,792
Realized and unrealized gains (losses) on investments – net	340,581	86,525	219,730	140,483	152	74,916
Net increase (decrease) in net assets resulting from operations	$344,889	93,412	231,045	141,744	4,133	75,103

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I	Invesco Opphmr VI MS Sm Cap Sr I	Invesco VI American Value Sr I
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$72,601	30,251	126,023	3,901	252	1,786
Unit value credit (note 3)	2,514	2,910	7,678	334	25	249
Investment income (loss) – net	75,115	33,161	133,701	4,235	277	2,035
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	173,499	—	451,589	5,761	572	1,903
Realized gains (losses) on sales of investments
Proceeds from sales	558,851	443,564	492,390	45,243	8,248	47,644
Cost of investments sold	(603,068)	(515,443)	(814,989)	(43,462)	(8,100)	(54,092)
Realized gains (losses) on sales of investments	(44,217)	(71,879)	(322,599)	1,781	148	(6,448)
Net realized gains (losses) on investments	129,282	(71,879)	128,990	7,542	720	(4,545)
Net change in unrealized appreciation (depreciation) of investments	85,369	980,937	609,386	76,468	11,990	105,887
Realized and unrealized gains (losses) on investments – net	214,651	909,058	738,376	84,010	12,710	101,342
Net increase (decrease) in net assets resulting from operations	$289,766	942,219	872,077	88,245	12,987	103,377

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr I	Ivy VIP Asset Strategy Cl II	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP Corporate Bond Cl II	Ivy VIP Energy Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,093	184,746	6,439	16,765	17,469	4,650
Unit value credit (note 3)	99	26,225	1,436	9,321	2,051	653
Investment income (loss) – net	1,192	210,971	7,875	26,086	19,520	5,303
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1,199	152,037	24,540	170,136	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	17,872	686,089	53,566	403,279	76,485	46,271
Cost of investments sold	(18,867)	(679,142)	(77,968)	(371,824)	(74,584)	(117,484)
Realized gains (losses) on sales of investments	(995)	6,947	(24,402)	31,455	1,901	(71,213)
Net realized gains (losses) on investments	204	158,984	138	201,591	1,901	(71,213)
Net change in unrealized appreciation (depreciation) of investments	94,006	883,829	52,552	446,059	50,082	(22,625)
Realized and unrealized gains (losses) on investments – net	94,210	1,042,813	52,690	647,650	51,983	(93,838)
Net increase (decrease) in net assets resulting from operations	$95,402	1,253,784	60,565	673,736	71,503	(88,535)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Global Bond Cl II	Ivy VIP Global Eq Inc Cl II	Ivy VIP Global Growth Cl II	Ivy VIP Govt Money Market Cl II	Ivy VIP Growth Cl II	Ivy VIP High Income Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$6,395	16,106	5,357	177	—	82,354
Unit value credit (note 3)	493	1,895	3,855	—	14,073	3,456
Investment income (loss) – net	6,888	18,001	9,212	177	14,073	85,810
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	624,925	—
Realized gains (losses) on sales of investments
Proceeds from sales	7,711	86,302	198,329	39,848	387,817	104,304
Cost of investments sold	(7,889)	(146,299)	(445,849)	(39,848)	(402,642)	(141,338)
Realized gains (losses) on sales of investments	(178)	(59,997)	(247,520)	—	(14,825)	(37,034)
Net realized gains (losses) on investments	(178)	(59,997)	(247,520)	—	610,100	(37,034)
Net change in unrealized appreciation (depreciation) of investments	6,983	59,359	518,115	—	738,374	15,820
Realized and unrealized gains (losses) on investments – net	6,805	(638)	270,595	—	1,348,474	(21,214)
Net increase (decrease) in net assets resulting from operations	$13,693	17,363	279,807	177	1,362,547	64,596

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Intl Core Equity Cl II	Ivy VIP Limited- Term Bond Cl II	Ivy VIP Mid Cap Growth Cl II	Ivy VIP Natural Res Cl II	Ivy VIP Path Aggressive Cl II	Ivy VIP Path Conserv Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$83,602	4,496	—	46,261	92,255	3,324
Unit value credit (note 3)	10,841	502	4,197	6,033	19,103	600
Investment income (loss) – net	94,443	4,998	4,197	52,294	111,358	3,924
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	649	—	103,303	—	799,287	12,401
Realized gains (losses) on sales of investments
Proceeds from sales	480,794	19,461	289,603	172,283	239,344	23,992
Cost of investments sold	(564,262)	(19,202)	(249,973)	(251,651)	(268,130)	(23,078)
Realized gains (losses) on sales of investments	(83,468)	259	39,630	(79,368)	(28,786)	914
Net realized gains (losses) on investments	(82,819)	259	142,933	(79,368)	770,501	13,315
Net change in unrealized appreciation (depreciation) of investments	298,836	1,882	480,795	(193,480)	183,289	8,419
Realized and unrealized gains (losses) on investments – net	216,017	2,141	623,728	(272,848)	953,790	21,734
Net increase (decrease) in net assets resulting from operations	$310,460	7,139	627,925	(220,554)	1,065,148	25,658

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Path Mod - MV Cl II	Ivy VIP Path Mod Aggr Cl II	Ivy VIP Path Mod Cl II	Ivy VIP Path Mod Cons Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Securian RE Sec Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$111,454	196,691	65,433	11,398	—	7,705
Unit value credit (note 3)	13,800	33,462	10,978	1,934	22,072	1,360
Investment income (loss) – net	125,254	230,153	76,411	13,332	22,072	9,065
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	615,210	1,417,405	389,471	54,199	1,029,231	35,260
Realized gains (losses) on sales of investments
Proceeds from sales	255,531	874,397	374,613	105,039	842,731	42,989
Cost of investments sold	(249,153)	(981,792)	(441,518)	(120,724)	(697,670)	(60,549)
Realized gains (losses) on sales of investments	6,378	(107,395)	(66,905)	(15,685)	145,061	(17,560)
Net realized gains (losses) on investments	621,588	1,310,010	322,566	38,514	1,174,292	17,700
Net change in unrealized appreciation (depreciation) of investments	67,614	153,695	101,076	32,994	1,510,069	(43,683)
Realized and unrealized gains (losses) on investments – net	689,202	1,463,705	423,642	71,508	2,684,361	(25,983)
Net increase (decrease) in net assets resulting from operations	$814,456	1,693,858	500,053	84,840	2,706,433	(16,918)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	15,893	7,617	1,363	1,043
Unit value credit (note 3)	2,521	4,396	2,442	—	—	—
Investment income (loss) – net	2,521	4,396	18,335	7,617	1,363	1,043
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	46,129	—	33,209	4,885	—	26,996
Realized gains (losses) on sales of investments
Proceeds from sales	329,726	156,850	49,153	79,011	25,684	32,883
Cost of investments sold	(407,388)	(169,234)	(63,974)	(74,342)	(25,099)	(28,351)
Realized gains (losses) on sales of investments	(77,662)	(12,384)	(14,821)	4,669	585	4,532
Net realized gains (losses) on investments	(31,533)	(12,384)	18,388	9,554	585	31,528
Net change in unrealized appreciation (depreciation) of investments	169,683	527,111	(9,718)	65,636	1,625	123,226
Realized and unrealized gains (losses) on investments – net	138,150	514,727	8,670	75,190	2,210	154,754
Net increase (decrease) in net assets resulting from operations	$140,671	519,123	27,005	82,807	3,573	155,797

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,783	38,010	11,223	—	55,255	53,928
Unit value credit (note 3)	—	—	—	216	7,004	13,166
Investment income (loss) – net	1,783	38,010	11,223	216	62,259	67,094
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	2,267	—	215,799	15,953	111,344	68,201
Realized gains (losses) on sales of investments
Proceeds from sales	10,906	276,157	262,457	50,587	651,840	399,380
Cost of investments sold	(12,348)	(369,839)	(216,759)	(44,657)	(556,061)	(395,257)
Realized gains (losses) on sales of investments	(1,442)	(93,682)	45,698	5,930	95,779	4,123
Net realized gains (losses) on investments	825	(93,682)	261,497	21,883	207,123	72,324
Net change in unrealized appreciation (depreciation) of investments	14,785	528,106	521,686	68,743	852,127	567,046
Realized and unrealized gains (losses) on investments – net	15,610	434,424	783,183	90,626	1,059,250	639,370
Net increase (decrease) in net assets resulting from operations	$17,393	472,434	794,406	90,842	1,121,509	706,464

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,089,130	336,158	40,545	1,530,880	67,840	1,570
Unit value credit (note 3)	44,532	12,430	1,991	58,067	2,254	—
Investment income (loss) – net	1,133,662	348,588	42,536	1,588,947	70,094	1,570
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1,068,476	190,503	11,427	1,933,746	33,721	10,782
Realized gains (losses) on sales of investments
Proceeds from sales	3,400,271	1,140,309	769,574	3,996,680	127,397	9,143
Cost of investments sold	(3,217,603)	(1,225,774)	(752,098)	(3,706,507)	(143,261)	(8,989)
Realized gains (losses) on sales of investments	182,668	(85,465)	17,476	290,173	(15,864)	154
Net realized gains (losses) on investments	1,251,144	105,038	28,903	2,223,919	17,857	10,936
Net change in unrealized appreciation (depreciation) of investments	3,561,385	931,341	77,640	3,242,172	146,396	38,662
Realized and unrealized gains (losses) on investments – net	4,812,529	1,036,379	106,543	5,466,091	164,253	49,598
Net increase (decrease) in net assets resulting from operations	$5,946,191	1,384,967	149,079	7,055,038	234,347	51,168

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Equity Income Cl IA	Putnam VT Growth Opp Cl IA	Putnam VT Intl Eq Cl IA
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$243,086	339	6,578	1,754	959	517
Unit value credit (note 3)	11,562	—	—	—	—	—
Investment income (loss) – net	254,648	339	6,578	1,754	959	517
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	536,763	—	2,292	6,111	21,178	—
Realized gains (losses) on sales of investments
Proceeds from sales	219,780	20,946	339,638	41,410	237,902	13,621
Cost of investments sold	(182,238)	(20,653)	(337,588)	(45,483)	(202,930)	(13,730)
Realized gains (losses) on sales of investments	37,542	293	2,050	(4,073)	34,972	(109)
Net realized gains (losses) on investments	574,305	293	4,342	2,038	56,150	(109)
Net change in unrealized appreciation (depreciation) of investments	(449,731)	180	6,341	23,402	135,768	6,084
Realized and unrealized gains (losses) on investments – net	124,574	473	10,683	25,440	191,918	5,975
Net increase (decrease) in net assets resulting from operations	$379,222	812	17,261	27,194	192,877	6,492

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Dynamic Mgd Vol	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Intl Bond Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	52	—	—	—
Unit value credit (note 3)	1,894	37,953	50	4,320	24,285	—
Investment income (loss) – net	1,894	37,953	102	4,320	24,285	—
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	860,505	1,246,744	19,012	517,523	1,945,495	107,011
Cost of investments sold	(723,798)	(912,963)	(19,012)	(376,871)	(1,141,604)	(104,255)
Realized gains (losses) on sales of investments	136,707	333,781	—	140,652	803,891	2,756
Net realized gains (losses) on investments	136,707	333,781	—	140,652	803,891	2,756
Net change in unrealized appreciation (depreciation) of investments	209,208	2,176,450	—	1,976,365	6,458,171	(88,466)
Realized and unrealized gains (losses) on investments – net	345,915	2,510,231	—	2,117,017	7,262,062	(85,710)
Net increase (decrease) in net assets resulting from operations	$347,809	2,548,184	102	2,121,337	7,286,347	(85,710)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Mgd Vol Equity	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	—	—
Unit value credit (note 3)	8,216	6,220	19,541	3,703	7,034	1,157
Investment income (loss) – net	8,216	6,220	19,541	3,703	7,034	1,157
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	201,346	225,225	938,040	332,383	338,981	175,884
Cost of investments sold	(119,012)	(146,083)	(857,222)	(228,764)	(285,211)	(134,058)
Realized gains (losses) on sales of investments	82,334	79,142	80,818	103,619	53,770	41,826
Net realized gains (losses) on investments	82,334	79,142	80,818	103,619	53,770	41,826
Net change in unrealized appreciation (depreciation) of investments	749,242	783,024	(628,471)	(221,861)	279,409	130,980
Realized and unrealized gains (losses) on investments – net	831,576	862,166	(547,653)	(118,242)	333,179	172,806
Net increase (decrease) in net assets resulting from operations	$839,792	868,386	(528,112)	(114,539)	340,213	173,963

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$166,302	274,426	144,049	73,906	219,358	129,350
Unit value credit (note 3)	15,110	—	—	—	—	—
Investment income (loss) – net	181,412	274,426	144,049	73,906	219,358	129,350
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	41,063	334,672	306,693	478,100	273,781	—
Realized gains (losses) on sales of investments
Proceeds from sales	251,474	652,763	1,288,959	445,018	1,101,787	333,209
Cost of investments sold	(215,914)	(624,909)	(888,876)	(537,120)	(1,154,001)	(357,636)
Realized gains (losses) on sales of investments	35,560	27,854	400,083	(92,102)	(52,214)	(24,427)
Net realized gains (losses) on investments	76,623	362,526	706,776	385,998	221,567	(24,427)
Net change in unrealized appreciation (depreciation) of investments	268,330	572,431	1,174,801	40,718	(14,514)	34,870
Realized and unrealized gains (losses) on investments – net	344,953	934,957	1,881,577	426,716	207,053	10,443
Net increase (decrease) in net assets resulting from operations	$526,365	1,209,383	2,025,626	500,622	426,411	139,793

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short-Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$177,805	1,531	29,508	80,277	89,601	127,242
Unit value credit (note 3)	—	—	—	—	—	—
Investment income (loss) – net	177,805	1,531	29,508	80,277	89,601	127,242
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	324,976	—	—	1,160,087	—	245,477
Realized gains (losses) on sales of investments
Proceeds from sales	1,728,961	301,346	217,148	712,455	940,775	1,105,937
Cost of investments sold	(1,153,652)	(301,346)	(213,026)	(801,245)	(901,349)	(926,888)
Realized gains (losses) on sales of investments	575,309	—	4,122	(88,790)	39,426	179,049
Net realized gains (losses) on investments	900,285	—	4,122	1,071,297	39,426	424,526
Net change in unrealized appreciation (depreciation) of investments	6,491,659	—	25,771	2,212,100	137,407	1,311,280
Realized and unrealized gains (losses) on investments – net	7,391,944	—	29,893	3,283,397	176,833	1,735,806
Net increase (decrease) in net assets resulting from operations	$7,569,749	1,531	59,401	3,363,674	266,434	1,863,048

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I (a)	Amer Century VP Dscplnd Core Val Cl I (a)	Amer Funds IS Capital World Bond Cl 1 (a)	Amer Funds IS Global Small Cap Cl 1 (a)
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$162,020	5,457	166	159	199	178
Net realized gains (losses) on investments	24,703	3,974	(2)	63	17	1,062
Net change in unrealized appreciation (depreciation) of investments	848,496	79,031	60	899	22	4,402
Net increase (decrease) in net assets resulting from operations	1,035,219	88,462	224	1,121	238	5,642
Policy transactions (notes 3 and 6)
Policy purchase payments	1,575,110	94,403	14,586	20,187	28,818	86,540
Policy terminations, withdrawal payments and charges	(140,967)	(73,463)	(699)	(1,988)	(1,535)	(32,349)
Increase (decrease) in net assets from policy transactions	1,434,143	20,940	13,887	18,199	27,283	54,191
Increase (decrease) in net assets	2,469,362	109,402	14,111	19,320	27,521	59,833
Net assets at the beginning of year or period	6,011,244	506,252	—	—	—	—
Net assets at the end of year or period	$8,480,606	615,654	14,111	19,320	27,521	59,833
Year ended December 31, 2020
Operations
Investment income (loss) – net	$149,796	15,476	707	934	1,995	354
Net realized gains (losses) on investments	52,796	(13,814)	509	925	1,878	12,836
Net change in unrealized appreciation (depreciation) of investments	298,869	112,986	2,367	8,127	7,624	72,298
Net increase (decrease) in net assets resulting from operations	501,461	114,648	3,583	9,986	11,497	85,488
Policy transactions (notes 3 and 6)
Policy purchase payments	1,019,982	666,325	48,054	53,672	147,144	245,334
Policy terminations, withdrawal payments and charges	(362,400)	(59,869)	(13,027)	(11,446)	(24,439)	(43,994)
Increase (decrease) in net assets from policy transactions	657,582	606,456	35,027	42,226	122,705	201,340
Increase (decrease) in net assets	1,159,043	721,104	38,610	52,212	134,202	286,828
Net assets at the beginning of year or period	8,480,606	615,654	14,111	19,320	27,521	59,833
Net assets at the end of year	$9,639,649	1,336,758	52,721	71,532	161,723	346,661

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1 (a)	Amer Funds IS Growth- Inc Cl 1 (a)	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1 (a)	Amer Funds IS US Govt/AAA Cl 1 (a)	ClearBridge Sm Cap Growth Cl I (a)
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$1,292	818	14,987	3,208	193	23
Net realized gains (losses) on investments	984	333	8,447	(960)	4	2,573
Net change in unrealized appreciation (depreciation) of investments	14,878	3,287	105,631	26,678	(129)	(90)
Net increase (decrease) in net assets resulting from operations	17,154	4,438	129,065	28,926	68	2,506
Policy transactions (notes 3 and 6)
Policy purchase payments	224,508	76,907	517,624	397,817	13,032	39,471
Policy terminations, withdrawal payments and charges	(29,061)	(2,746)	(21,854)	(70,014)	(700)	(3,424)
Increase (decrease) in net assets from policy transactions	195,447	74,161	495,770	327,803	12,332	36,047
Increase (decrease) in net assets	212,601	78,599	624,835	356,729	12,400	38,553
Net assets at the beginning of year or period	—	—	376,080	—	—	—
Net assets at the end of year or period	$212,601	78,599	1,000,915	356,729	12,400	38,553
Year ended December 31, 2020
Operations
Investment income (loss) – net	$4,308	6,887	11,315	1,261	3,981	187
Net realized gains (losses) on investments	38,261	8,559	(6,759)	6,432	2,551	17,124
Net change in unrealized appreciation (depreciation) of investments	302,320	77,966	226,489	134,051	(2,399)	57,792
Net increase (decrease) in net assets resulting from operations	344,889	93,412	231,045	141,744	4,133	75,103
Policy transactions (notes 3 and 6)
Policy purchase payments	1,100,746	443,179	412,053	278,433	349,385	312,880
Policy terminations, withdrawal payments and charges	(129,758)	(25,968)	(54,849)	(39,594)	(127,650)	(33,090)
Increase (decrease) in net assets from policy transactions	970,988	417,211	357,204	238,839	221,735	279,790
Increase (decrease) in net assets	1,315,877	510,623	588,249	380,583	225,868	354,893
Net assets at the beginning of year or period	212,601	78,599	1,000,915	356,729	12,400	38,553
Net assets at the end of year	$1,528,478	589,222	1,589,164	737,312	238,268	393,446

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I (a)	Invesco Opphmr VI MS Sm Cap Sr I (a)	Invesco VI American Value Sr I
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$78,656	40,278	98,424	132	1	1,119
Net realized gains (losses) on investments	182,054	363,420	881,408	194	38	9,488
Net change in unrealized appreciation (depreciation) of investments	612,978	430,273	635,741	36,462	440	14,862
Net increase (decrease) in net assets resulting from operations	873,688	833,971	1,615,573	36,788	479	25,469
Policy transactions (notes 3 and 6)
Policy purchase payments	459,345	646,859	1,235,826	330,565	6,231	52,453
Policy terminations, withdrawal payments and charges	(402,956)	(340,529)	(514,382)	(2,490)	(907)	(9,182)
Increase (decrease) in net assets from policy transactions	56,389	306,330	721,444	328,075	5,324	43,271
Increase (decrease) in net assets	930,077	1,140,301	2,337,017	364,863	5,803	68,740
Net assets at the beginning of year or period	3,142,872	3,440,327	5,667,391	—	—	84,902
Net assets at the end of year or period	$4,072,949	4,580,628	8,004,408	364,863	5,803	153,642
Year ended December 31, 2020
Operations
Investment income (loss) – net	$75,115	33,161	133,701	4,235	277	2,035
Net realized gains (losses) on investments	129,282	(71,879)	128,990	7,542	720	(4,545)
Net change in unrealized appreciation (depreciation) of investments	85,369	980,937	609,386	76,468	11,990	105,887
Net increase (decrease) in net assets resulting from operations	289,766	942,219	872,077	88,245	12,987	103,377
Policy transactions (notes 3 and 6)
Policy purchase payments	725,838	811,245	2,289,963	98,425	55,813	655,237
Policy terminations, withdrawal payments and charges	(559,957)	(444,501)	(494,215)	(45,391)	(8,259)	(47,748)
Increase (decrease) in net assets from policy transactions	165,881	366,744	1,795,748	53,034	47,554	607,489
Increase (decrease) in net assets	455,647	1,308,963	2,667,825	141,279	60,541	710,866
Net assets at the beginning of year or period	4,072,949	4,580,628	8,004,408	364,863	5,803	153,642
Net assets at the end of year	$4,528,596	5,889,591	10,672,233	506,142	66,344	864,508

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr I (a)	Ivy VIP Asset Strategy Cl II	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP Corporate Bond Cl II	Ivy VIP Energy Cl II
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$147	220,020	9,877	28,846	19,852	1,192
Net realized gains (losses) on investments	790	192,359	28,181	270,374	(2,919)	(28,139)
Net change in unrealized appreciation (depreciation) of investments	(193)	1,271,367	53,116	484,158	56,744	38,771
Net increase (decrease) in net assets resulting from operations	744	1,683,746	91,174	783,378	73,677	11,824
Policy transactions (notes 3 and 6)
Policy purchase payments	12,500	649,097	42,752	268,490	48,637	94,848
Policy terminations, withdrawal payments and charges	(1,771)	(1,248,631)	(26,452)	(483,042)	(38,153)	(40,160)
Increase (decrease) in net assets from policy transactions	10,729	(599,534)	16,300	(214,552)	10,484	54,688
Increase (decrease) in net assets	11,473	1,084,212	107,474	568,826	84,161	66,512
Net assets at the beginning of year or period	—	7,845,797	398,804	2,565,189	576,000	232,391
Net assets at the end of year or period	$11,473	8,930,009	506,278	3,134,015	660,161	298,903
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,192	210,971	7,875	26,086	19,520	5,303
Net realized gains (losses) on investments	204	158,984	138	201,591	1,901	(71,213)
Net change in unrealized appreciation (depreciation) of investments	94,006	883,829	52,552	446,059	50,082	(22,625)
Net increase (decrease) in net assets resulting from operations	95,402	1,253,784	60,565	673,736	71,503	(88,535)
Policy transactions (notes 3 and 6)
Policy purchase payments	571,755	591,206	44,231	305,795	66,298	111,824
Policy terminations, withdrawal payments and charges	(17,912)	(696,433)	(54,229)	(407,548)	(77,530)	(46,419)
Increase (decrease) in net assets from policy transactions	553,843	(105,227)	(9,998)	(101,753)	(11,232)	65,405
Increase (decrease) in net assets	649,245	1,148,557	50,567	571,983	60,271	(23,130)
Net assets at the beginning of year or period	11,473	8,930,009	506,278	3,134,015	660,161	298,903
Net assets at the end of year	$660,718	10,078,566	556,845	3,705,998	720,432	275,773

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Ivy VIP Global Bond Cl II	Ivy VIP Global Eq Inc Cl II	Ivy VIP Global Growth Cl II	Ivy VIP Govt Money Market Cl II	Ivy VIP Growth Cl II	Ivy VIP High Income Cl II
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$5,443	20,568	12,021	771	16,193	77,553
Net realized gains (losses) on investments	(281)	159,169	607,218	5	865,664	(7,206)
Net change in unrealized appreciation (depreciation) of investments	7,446	(45,937)	(368,079)	—	210,365	51,663
Net increase (decrease) in net assets resulting from operations	12,608	133,800	251,160	776	1,092,222	122,010
Policy transactions (notes 3 and 6)
Policy purchase payments	26,591	60,741	186,988	7,214	511,486	110,502
Policy terminations, withdrawal payments and charges	(5,226)	(21,566)	(137,633)	(5,903)	(356,879)	(54,529)
Increase (decrease) in net assets from policy transactions	21,365	39,175	49,355	1,311	154,607	55,973
Increase (decrease) in net assets	33,973	172,975	300,515	2,087	1,246,829	177,983
Net assets at the beginning of year or period	116,076	543,986	961,002	42,430	2,854,942	1,029,140
Net assets at the end of year or period	$150,049	716,961	1,261,517	44,517	4,101,771	1,207,123
Year ended December 31, 2020
Operations
Investment income (loss) – net	$6,888	18,001	9,212	177	14,073	85,810
Net realized gains (losses) on investments	(178)	(59,997)	(247,520)	—	610,100	(37,034)
Net change in unrealized appreciation (depreciation) of investments	6,983	59,359	518,115	—	738,374	15,820
Net increase (decrease) in net assets resulting from operations	13,693	17,363	279,807	177	1,362,547	64,596
Policy transactions (notes 3 and 6)
Policy purchase payments	39,290	55,848	672,817	61,975	992,461	93,750
Policy terminations, withdrawal payments and charges	(7,918)	(87,137)	(200,005)	(39,848)	(393,840)	(105,476)
Increase (decrease) in net assets from policy transactions	31,372	(31,289)	472,812	22,127	598,621	(11,726)
Increase (decrease) in net assets	45,065	(13,926)	752,619	22,304	1,961,168	52,870
Net assets at the beginning of year or period	150,049	716,961	1,261,517	44,517	4,101,771	1,207,123
Net assets at the end of year	$195,114	703,035	2,014,136	66,821	6,062,939	1,259,993

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Ivy VIP Intl Core Equity Cl II	Ivy VIP Limited- Term Bond Cl II	Ivy VIP Mid Cap Growth Cl II	Ivy VIP Natural Res Cl II	Ivy VIP Path Aggressive Cl II	Ivy VIP Path Conserv Cl II
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$68,102	3,481	4,909	30,113	184,605	4,756
Net realized gains (losses) on investments	230,758	(74)	208,166	(118,510)	481,569	10,746
Net change in unrealized appreciation (depreciation) of investments	299,882	3,674	124,122	279,828	539,365	12,960
Net increase (decrease) in net assets resulting from operations	598,742	7,081	337,197	191,431	1,205,539	28,462
Policy transactions (notes 3 and 6)
Policy purchase payments	558,698	19,686	149,450	401,002	426,893	15,397
Policy terminations, withdrawal payments and charges	(348,721)	(8,093)	(132,141)	(263,348)	(279,064)	(35,500)
Increase (decrease) in net assets from policy transactions	209,977	11,593	17,309	137,654	147,829	(20,103)
Increase (decrease) in net assets	808,719	18,674	354,506	329,085	1,353,368	8,359
Net assets at the beginning of year or period	3,014,263	142,487	866,899	1,890,704	4,991,523	196,342
Net assets at the end of year or period	$3,822,982	161,161	1,221,405	2,219,789	6,344,891	204,701
Year ended December 31, 2020
Operations
Investment income (loss) – net	$94,443	4,998	4,197	52,294	111,358	3,924
Net realized gains (losses) on investments	(82,819)	259	142,933	(79,368)	770,501	13,315
Net change in unrealized appreciation (depreciation) of investments	298,836	1,882	480,795	(193,480)	183,289	8,419
Net increase (decrease) in net assets resulting from operations	310,460	7,139	627,925	(220,554)	1,065,148	25,658
Policy transactions (notes 3 and 6)
Policy purchase payments	677,877	31,022	507,172	530,016	353,309	14,895
Policy terminations, withdrawal payments and charges	(484,037)	(19,718)	(291,791)	(173,871)	(247,965)	(24,192)
Increase (decrease) in net assets from policy transactions	193,840	11,304	215,381	356,145	105,344	(9,297)
Increase (decrease) in net assets	504,300	18,443	843,306	135,591	1,170,492	16,361
Net assets at the beginning of year or period	3,822,982	161,161	1,221,405	2,219,789	6,344,891	204,701
Net assets at the end of year	$4,327,282	179,604	2,064,711	2,355,380	7,515,383	221,062

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Ivy VIP Path Mod - MV Cl II	Ivy VIP Path Mod Aggr Cl II	Ivy VIP Path Mod Cl II	Ivy VIP Path Mod Cons Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Securian RE Sec Cl II
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$146,738	325,886	114,329	18,171	23,222	9,604
Net realized gains (losses) on investments	337,162	931,693	290,309	37,161	603,615	(4,492)
Net change in unrealized appreciation (depreciation) of investments	612,254	777,311	271,599	49,229	1,371,497	96,952
Net increase (decrease) in net assets resulting from operations	1,096,154	2,034,890	676,237	104,561	1,998,334	102,064
Policy transactions (notes 3 and 6)
Policy purchase payments	1,330,496	510,269	83,636	22,722	962,175	58,280
Policy terminations, withdrawal payments and charges	(176,037)	(339,170)	(520,376)	(40,375)	(457,588)	(60,994)
Increase (decrease) in net assets from policy transactions	1,154,459	171,099	(436,740)	(17,653)	504,587	(2,714)
Increase (decrease) in net assets	2,250,613	2,205,989	239,497	86,908	2,502,921	99,350
Net assets at the beginning of year or period	5,709,512	9,201,672	3,599,863	608,714	3,845,813	391,077
Net assets at the end of year or period	$7,960,125	11,407,661	3,839,360	695,622	6,348,734	490,427
Year ended December 31, 2020
Operations
Investment income (loss) – net	$125,254	230,153	76,411	13,332	22,072	9,065
Net realized gains (losses) on investments	621,588	1,310,010	322,566	38,514	1,174,292	17,700
Net change in unrealized appreciation (depreciation) of investments	67,614	153,695	101,076	32,994	1,510,069	(43,683)
Net increase (decrease) in net assets resulting from operations	814,456	1,693,858	500,053	84,840	2,706,433	(16,918)
Policy transactions (notes 3 and 6)
Policy purchase payments	897,919	352,076	87,830	45,053	2,323,111	70,116
Policy terminations, withdrawal payments and charges	(261,296)	(891,311)	(381,632)	(106,231)	(852,593)	(43,337)
Increase (decrease) in net assets from policy transactions	636,623	(539,235)	(293,802)	(61,178)	1,470,518	26,779
Increase (decrease) in net assets	1,451,079	1,154,623	206,251	23,662	4,176,951	9,861
Net assets at the beginning of year or period	7,960,125	11,407,661	3,839,360	695,622	6,348,734	490,427
Net assets at the end of year	$9,411,204	12,562,284	4,045,611	719,284	10,525,685	500,288

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Balanced IS (a)	Janus Henderson Flexible Bond IS (a)	Janus Henderson Forty IS (a)
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$2,987	6,187	9,673	765	177	112
Net realized gains (losses) on investments	104,337	40,185	39,600	162	171	675
Net change in unrealized appreciation (depreciation) of investments	29,224	231,000	133,534	3,671	(11)	10,770
Net increase (decrease) in net assets resulting from operations	136,548	277,372	182,807	4,598	337	11,557
Policy transactions (notes 3 and 6)
Policy purchase payments	263,164	184,392	86,835	107,807	22,239	177,464
Policy terminations, withdrawal payments and charges	(20,757)	(188,721)	(28,035)	(4,666)	(7,824)	(16,794)
Increase (decrease) in net assets from policy transactions	242,407	(4,329)	58,800	103,141	14,415	160,670
Increase (decrease) in net assets	378,955	273,043	241,607	107,739	14,752	172,227
Net assets at the beginning of year or period	505,316	1,190,324	649,825	—	—	—
Net assets at the end of year or period	$884,271	1,463,367	891,432	107,739	14,752	172,227
Year ended December 31, 2020
Operations
Investment income (loss) – net	$2,521	4,396	18,335	7,617	1,363	1,043
Net realized gains (losses) on investments	(31,533)	(12,384)	18,388	9,554	585	31,528
Net change in unrealized appreciation (depreciation) of investments	169,683	527,111	(9,718)	65,636	1,625	123,226
Net increase (decrease) in net assets resulting from operations	140,671	519,123	27,005	82,807	3,573	155,797
Policy transactions (notes 3 and 6)
Policy purchase payments	446,856	90,289	99,632	915,721	111,876	406,391
Policy terminations, withdrawal payments and charges	(330,681)	(158,776)	(50,125)	(79,011)	(25,684)	(32,883)
Increase (decrease) in net assets from policy transactions	116,175	(68,487)	49,507	836,710	86,192	373,508
Increase (decrease) in net assets	256,846	450,636	76,512	919,517	89,765	529,305
Net assets at the beginning of year or period	884,271	1,463,367	891,432	107,739	14,752	172,227
Net assets at the end of year	$1,141,117	1,914,003	967,944	1,027,256	104,517	701,532

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val IS (a)	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC (a)	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$280	50,256	9,888	19	88,843	49,230
Net realized gains (losses) on investments	621	(81,214)	248,456	531	175,151	234,961
Net change in unrealized appreciation (depreciation) of investments	1,924	659,871	359,640	1,322	681,885	360,512
Net increase (decrease) in net assets resulting from operations	2,825	628,913	617,984	1,872	945,879	644,703
Policy transactions (notes 3 and 6)
Policy purchase payments	53,961	276,727	326,290	39,512	1,013,306	897,725
Policy terminations, withdrawal payments and charges	(1,516)	(304,711)	(139,091)	(1,814)	(264,205)	(179,797)
Increase (decrease) in net assets from policy transactions	52,445	(27,984)	187,199	37,698	749,101	717,928
Increase (decrease) in net assets	55,270	600,929	805,183	39,570	1,694,980	1,362,631
Net assets at the beginning of year or period	—	2,325,010	1,699,577	—	3,335,593	2,800,987
Net assets at the end of year or period	$55,270	2,925,939	2,504,760	39,570	5,030,573	4,163,618
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,783	38,010	11,223	216	62,259	67,094
Net realized gains (losses) on investments	825	(93,682)	261,497	21,883	207,123	72,324
Net change in unrealized appreciation (depreciation) of investments	14,785	528,106	521,686	68,743	852,127	567,046
Net increase (decrease) in net assets resulting from operations	17,393	472,434	794,406	90,842	1,121,509	706,464
Policy transactions (notes 3 and 6)
Policy purchase payments	146,229	263,769	248,940	256,172	1,201,057	892,793
Policy terminations, withdrawal payments and charges	(10,906)	(276,157)	(262,457)	(50,663)	(653,812)	(403,463)
Increase (decrease) in net assets from policy transactions	135,323	(12,388)	(13,517)	205,509	547,245	489,330
Increase (decrease) in net assets	152,716	460,046	780,889	296,351	1,668,754	1,195,794
Net assets at the beginning of year or period	55,270	2,925,939	2,504,760	39,570	5,030,573	4,163,618
Net assets at the end of year	$207,986	3,385,985	3,285,649	335,921	6,699,327	5,359,412

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I (a)
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$922,102	336,877	55,040	1,379,703	62,407	18
Net realized gains (losses) on investments	2,177,677	245,781	7,831	3,733,143	2,090	230
Net change in unrealized appreciation (depreciation) of investments	6,128,151	1,484,797	145,743	6,942,106	247,570	341
Net increase (decrease) in net assets resulting from operations	9,227,930	2,067,455	208,614	12,054,952	312,067	589
Policy transactions (notes 3 and 6)
Policy purchase payments	6,562,378	1,383,263	380,593	4,936,042	284,393	24,407
Policy terminations, withdrawal payments and charges	(3,475,690)	(1,619,771)	(300,993)	(10,208,170)	(538,417)	(815)
Increase (decrease) in net assets from policy transactions	3,086,688	(236,508)	79,600	(5,272,128)	(254,024)	23,592
Increase (decrease) in net assets	12,314,618	1,830,947	288,214	6,782,824	58,043	24,181
Net assets at the beginning of year or period	39,540,314	12,560,050	2,102,025	61,213,192	2,398,218	—
Net assets at the end of year or period	$51,854,932	14,390,997	2,390,239	67,996,016	2,456,261	24,181
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,133,662	348,588	42,536	1,588,947	70,094	1,570
Net realized gains (losses) on investments	1,251,144	105,038	28,903	2,223,919	17,857	10,936
Net change in unrealized appreciation (depreciation) of investments	3,561,385	931,341	77,640	3,242,172	146,396	38,662
Net increase (decrease) in net assets resulting from operations	5,946,191	1,384,967	149,079	7,055,038	234,347	51,168
Policy transactions (notes 3 and 6)
Policy purchase payments	5,782,773	1,641,409	404,347	4,297,658	340,229	237,761
Policy terminations, withdrawal payments and charges	(3,410,313)	(1,146,845)	(770,650)	(4,019,078)	(128,711)	(9,143)
Increase (decrease) in net assets from policy transactions	2,372,460	494,564	(366,303)	278,580	211,518	228,618
Increase (decrease) in net assets	8,318,651	1,879,531	(217,224)	7,333,618	445,865	279,786
Net assets at the beginning of year or period	51,854,932	14,390,997	2,390,239	67,996,016	2,456,261	24,181
Net assets at the end of year	$60,173,583	16,270,528	2,173,015	75,329,634	2,902,126	303,967

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS (a)	PIMCO VIT Total Return IS (a)	Putnam VT Equity Income Cl IA (a)	Putnam VT Growth Opp Cl IA (a)	Putnam VT Intl Eq Cl IA (a)
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$188,534	107	1,023	—	—	—
Net realized gains (losses) on investments	19,702	2	51	(249)	111	70
Net change in unrealized appreciation (depreciation) of investments	1,016,221	(2)	(781)	1,636	18,358	1,382
Net increase (decrease) in net assets resulting from operations	1,224,457	107	293	1,387	18,469	1,452
Policy transactions (notes 3 and 6)
Policy purchase payments	1,423,882	13,198	193,098	46,172	241,349	21,769
Policy terminations, withdrawal payments and charges	(106,698)	(835)	(2,169)	(21,412)	(2,642)	(2,962)
Increase (decrease) in net assets from policy transactions	1,317,184	12,363	190,929	24,760	238,707	18,807
Increase (decrease) in net assets	2,541,641	12,470	191,222	26,147	257,176	20,259
Net assets at the beginning of year or period	5,003,195	—	—	—	—	—
Net assets at the end of year or period	$7,544,836	12,470	191,222	26,147	257,176	20,259
Year ended December 31, 2020
Operations
Investment income (loss) – net	$254,648	339	6,578	1,754	959	517
Net realized gains (losses) on investments	574,305	293	4,342	2,038	56,150	(109)
Net change in unrealized appreciation (depreciation) of investments	(449,731)	180	6,341	23,402	135,768	6,084
Net increase (decrease) in net assets resulting from operations	379,222	812	17,261	27,194	192,877	6,492
Policy transactions (notes 3 and 6)
Policy purchase payments	881,757	72,542	636,647	156,821	541,702	40,103
Policy terminations, withdrawal payments and charges	(224,022)	(20,946)	(339,638)	(41,410)	(237,902)	(13,621)
Increase (decrease) in net assets from policy transactions	657,735	51,596	297,009	115,411	303,800	26,482
Increase (decrease) in net assets	1,036,957	52,408	314,270	142,605	496,677	32,974
Net assets at the beginning of year or period	7,544,836	12,470	191,222	26,147	257,176	20,259
Net assets at the end of year	$8,581,793	64,878	505,492	168,752	753,853	53,233

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Dynamic Mgd Vol	SFT Govt Money Market (a)	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Intl Bond Cl 1
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$2,139	47,064	271	4,994	27,192	—
Net realized gains (losses) on investments	54,918	100,340	—	169,545	329,207	10,085
Net change in unrealized appreciation (depreciation) of investments	299,745	3,341,719	—	1,983,619	6,720,083	13,120
Net increase (decrease) in net assets resulting from operations	356,802	3,489,123	271	2,158,158	7,076,482	23,205
Policy transactions (notes 3 and 6)
Policy purchase payments	1,399,792	2,705,968	140,466	2,775,014	9,035,778	295,468
Policy terminations, withdrawal payments and charges	(334,170)	(381,628)	(117,022)	(504,529)	(850,925)	(160,216)
Increase (decrease) in net assets from policy transactions	1,065,622	2,324,340	23,444	2,270,485	8,184,853	135,252
Increase (decrease) in net assets	1,422,424	5,813,463	23,715	4,428,643	15,261,335	158,457
Net assets at the beginning of year or period	3,609,403	15,459,234	—	7,656,747	19,652,665	1,237,237
Net assets at the end of year or period	$5,031,827	21,272,697	23,715	12,085,390	34,914,000	1,395,694
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,894	37,953	102	4,320	24,285	—
Net realized gains (losses) on investments	136,707	333,781	—	140,652	803,891	2,756
Net change in unrealized appreciation (depreciation) of investments	209,208	2,176,450	—	1,976,365	6,458,171	(88,466)
Net increase (decrease) in net assets resulting from operations	347,809	2,548,184	102	2,121,337	7,286,347	(85,710)
Policy transactions (notes 3 and 6)
Policy purchase payments	981,494	2,141,342	30,862	2,145,916	7,850,090	328,561
Policy terminations, withdrawal payments and charges	(861,095)	(1,262,899)	(19,031)	(518,514)	(1,950,645)	(107,011)
Increase (decrease) in net assets from policy transactions	120,399	878,443	11,831	1,627,402	5,899,445	221,550
Increase (decrease) in net assets	468,208	3,426,627	11,933	3,748,739	13,185,792	135,840
Net assets at the beginning of year or period	5,031,827	21,272,697	23,715	12,085,390	34,914,000	1,395,694
Net assets at the end of year	$5,500,035	24,699,324	35,648	15,834,129	48,099,792	1,531,534

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Mgd Vol Equity	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$7,644	6,258	24,353	5,086	8,396	915
Net realized gains (losses) on investments	55,942	57,202	34,148	154,393	73,732	28,244
Net change in unrealized appreciation (depreciation) of investments	431,150	187,215	1,416,759	891,387	338,324	99,184
Net increase (decrease) in net assets resulting from operations	494,736	250,675	1,475,260	1,050,866	420,452	128,343
Policy transactions (notes 3 and 6)
Policy purchase payments	730,657	669,716	2,448,480	1,160,691	702,097	342,587
Policy terminations, withdrawal payments and charges	(182,548)	(169,669)	(191,973)	(479,885)	(318,158)	(101,256)
Increase (decrease) in net assets from policy transactions	548,109	500,047	2,256,507	680,806	383,939	241,331
Increase (decrease) in net assets	1,042,845	750,722	3,731,767	1,731,672	804,391	369,674
Net assets at the beginning of year or period	1,110,487	935,532	7,556,092	4,096,140	1,462,598	274,520
Net assets at the end of year or period	$2,153,332	1,686,254	11,287,859	5,827,812	2,266,989	644,194
Year ended December 31, 2020
Operations
Investment income (loss) – net	$8,216	6,220	19,541	3,703	7,034	1,157
Net realized gains (losses) on investments	82,334	79,142	80,818	103,619	53,770	41,826
Net change in unrealized appreciation (depreciation) of investments	749,242	783,024	(628,471)	(221,861)	279,409	130,980
Net increase (decrease) in net assets resulting from operations	839,792	868,386	(528,112)	(114,539)	340,213	173,963
Policy transactions (notes 3 and 6)
Policy purchase payments	1,081,600	896,408	2,322,042	1,052,803	1,052,439	418,656
Policy terminations, withdrawal payments and charges	(203,664)	(226,962)	(942,740)	(333,212)	(341,007)	(176,354)
Increase (decrease) in net assets from policy transactions	877,936	669,446	1,379,302	719,591	711,432	242,302
Increase (decrease) in net assets	1,717,728	1,537,832	851,190	605,052	1,051,645	416,265
Net assets at the beginning of year or period	2,153,332	1,686,254	11,287,859	5,827,812	2,266,989	644,194
Net assets at the end of year	$3,871,060	3,224,086	12,139,049	6,432,864	3,318,634	1,060,459

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$152,745	215,130	92,763	64,712	180,988	117,754
Net realized gains (losses) on investments	166,206	437,321	750,778	104,504	480,363	(8,348)
Net change in unrealized appreciation (depreciation) of investments	739,480	1,019,905	1,189,999	372,118	966,916	184,606
Net increase (decrease) in net assets resulting from operations	1,058,431	1,672,356	2,033,540	541,334	1,628,267	294,012
Policy transactions (notes 3 and 6)
Policy purchase payments	1,355,040	1,687,947	1,455,982	672,729	1,398,196	453,778
Policy terminations, withdrawal payments and charges	(146,061)	(330,220)	(1,495,762)	(144,069)	(681,270)	(201,923)
Increase (decrease) in net assets from policy transactions	1,208,979	1,357,727	(39,780)	528,660	716,926	251,855
Increase (decrease) in net assets	2,267,410	3,030,083	1,993,760	1,069,994	2,345,193	545,867
Net assets at the beginning of year or period	6,551,869	6,939,129	7,727,199	1,949,233	6,384,254	1,834,536
Net assets at the end of year or period	$8,819,279	9,969,212	9,720,959	3,019,227	8,729,447	2,380,403
Year ended December 31, 2020
Operations
Investment income (loss) – net	$181,412	274,426	144,049	73,906	219,358	129,350
Net realized gains (losses) on investments	76,623	362,526	706,776	385,998	221,567	(24,427)
Net change in unrealized appreciation (depreciation) of investments	268,330	572,431	1,174,801	40,718	(14,514)	34,870
Net increase (decrease) in net assets resulting from operations	526,365	1,209,383	2,025,626	500,622	426,411	139,793
Policy transactions (notes 3 and 6)
Policy purchase payments	939,102	2,580,880	3,133,040	2,002,563	2,506,943	546,008
Policy terminations, withdrawal payments and charges	(256,975)	(652,763)	(1,288,959)	(445,018)	(1,101,787)	(333,209)
Increase (decrease) in net assets from policy transactions	682,127	1,928,117	1,844,081	1,557,545	1,405,156	212,799
Increase (decrease) in net assets	1,208,492	3,137,500	3,869,707	2,058,167	1,831,567	352,592
Net assets at the beginning of year or period	8,819,279	9,969,212	9,720,959	3,019,227	8,729,447	2,380,403
Net assets at the end of year	$10,027,771	13,106,712	13,590,666	5,077,394	10,561,014	2,732,995

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Year or period ended December 31, 2019
Operations
Investment income (loss) – net	$139,630	11,360	20,326	52,075	69,699	98,606
Net realized gains (losses) on investments	400,499	—	222	1,073,480	(1,033)	249,803
Net change in unrealized appreciation (depreciation) of investments	2,268,479	—	22,844	1,435,087	158,482	1,345,967
Net increase (decrease) in net assets resulting from operations	2,808,608	11,360	43,392	2,560,642	227,148	1,694,376
Policy transactions (notes 3 and 6)
Policy purchase payments	2,779,487	—	294,912	1,921,338	1,005,232	1,515,573
Policy terminations, withdrawal payments and charges	(614,697)	(798,899)	(164,610)	(644,177)	(279,308)	(495,487)
Increase (decrease) in net assets from policy transactions	2,164,790	(798,899)	130,302	1,277,161	725,924	1,020,086
Increase (decrease) in net assets	4,973,398	(787,539)	173,694	3,837,803	953,072	2,714,462
Net assets at the beginning of year or period	7,987,100	1,102,330	719,038	8,676,006	2,554,102	5,038,120
Net assets at the end of year or period	$12,960,498	314,791	892,732	12,513,809	3,507,174	7,752,582
Year ended December 31, 2020
Operations
Investment income (loss) – net	$177,805	1,531	29,508	80,277	89,601	127,242
Net realized gains (losses) on investments	900,285	—	4,122	1,071,297	39,426	424,526
Net change in unrealized appreciation (depreciation) of investments	6,491,659	—	25,771	2,212,100	137,407	1,311,280
Net increase (decrease) in net assets resulting from operations	7,569,749	1,531	59,401	3,363,674	266,434	1,863,048
Policy transactions (notes 3 and 6)
Policy purchase payments	2,243,762	113,701	574,412	1,980,786	2,556,971	3,278,271
Policy terminations, withdrawal payments and charges	(1,728,961)	(301,346)	(217,148)	(712,455)	(940,775)	(1,105,937)
Increase (decrease) in net assets from policy transactions	514,801	(187,645)	357,264	1,268,331	1,616,196	2,172,334
Increase (decrease) in net assets	8,084,550	(186,114)	416,665	4,632,005	1,882,630	4,035,382
Net assets at the beginning of year or period	12,960,498	314,791	892,732	12,513,809	3,507,174	7,752,582
Net assets at the end of year	$21,045,048	128,677	1,309,397	17,145,814	5,389,804	11,787,964

*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2019 through December 31, 2019 and the year ended December 31, 2020.

(Continued)

See accompanying notes to financial statements.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(1)  Organization and Basis of Presentation

The Minnesota Life Individual Variable Universal Life Account (the Account) was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of ninety segregated sub-accounts to which policy owners may allocate their purchase. The financial statements presented herein include four types of individual variable universal life policies: Accumulator Variable Universal Life (2008 inception), Waddell & Reed Advisors Accumulator Variable Universal Life (2008 inception), ML Premier Variable Universal Life (2013 inception), and Variable Universal Life Defender (2014 inception, effective May 2015), offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable universal life policy owners allocate their purchase payments to one or more of the ninety segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

•  AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

•  AB VPS International Value Portfolio – Class A Shares (AB VPS Intl Value Cl A)

•  American Century Investments II VP Inflation Protection Fund – Class I Shares (Amer Century II VP Infl Pro Cl I)

•  American Century Investments VP Disciplined Core Value Fund – Class I Shares (Amer Century VP Dscplnd Core Val Cl I)

•  American Funds IS® Capital World Bond Fund – Class 1 Shares (Amer Funds IS Capital World Bond Cl 1)

•  American Funds IS® Global Small Capitalization Fund – Class 1 Shares (Amer Funds IS Global Small Cap Cl 1)

•  American Funds IS® Growth Fund – Class 1 Shares (Amer Funds IS Growth Cl 1)

•  American Funds IS® Growth-Income Fund – Class 1 Shares (Amer Funds IS Growth-Inc Cl 1)

•  American Funds IS® International Fund – Class 1 Shares (Amer Funds IS Intl Cl 1)

•  American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

•  American Funds IS® U.S. Government/AAA-Rated Securities Fund – Class 1 Shares (Amer Funds IS US Govt/AAA Cl 1)

•  Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

•  Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

•  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1 (Franklin Small Cap Val VIP Cl 1)

•  Invesco Oppenheimer V.I. International Growth Fund – Series I Shares (Invesco Opphmr VI Intl Growth Sr I)

•  Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares (Invesco Opphmr VI MS Sm Cap Sr I)

•  Invesco V.I. American Value Fund – Series I Shares (Invesco VI American Value Sr I)

•  Invesco V.I. Comstock Fund – Series I Shares (Invesco VI Comstock Sr I)

•  Ivy VIP – Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)

•  Ivy VIP – Balanced Class II (Ivy VIP Balanced Cl II)

•  Ivy VIP – Core Equity Class II (Ivy VIP Core Equity Cl II)

•  Ivy VIP – Corporate Bond Class II (Ivy VIP Corporate Bond Cl II)

•  Ivy VIP – Energy Class II (Ivy VIP Energy Cl II)

•  Ivy VIP – Global Bond Class II (Ivy VIP Global Bond Cl II)

•  Ivy VIP – Global Equity Income Class II (Ivy VIP Global Eq Inc Cl II)

•  Ivy VIP – Global Growth Class II (Ivy VIP Global Growth Cl II)

•  Ivy VIP – Government Money Market Class II (Ivy VIP Govt Money Market Cl II)

•  Ivy VIP – Growth Class II (Ivy VIP Growth Cl II)

•  Ivy VIP – High Income Class II (Ivy VIP High Income Cl II)

•  Ivy VIP – International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

•  Ivy VIP – Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl II)

•  Ivy VIP – Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)

•  Ivy VIP – Natural Resources Class II (Ivy VIP Natural Res Cl II)

•  Ivy VIP – Pathfinder Aggressive Class II (Ivy VIP Path Aggressive Cl II)

•  Ivy VIP – Pathfinder Conservative Class II (Ivy VIP Path Conserv Cl II)

•  Ivy VIP – Pathfinder Moderate – Managed Volatility Class II (Ivy VIP Path Mod – MV Cl II)

•  Ivy VIP – Pathfinder Moderate Class II (Ivy VIP Path Mod Cl II)

•  Ivy VIP – Pathfinder Moderately Aggressive Class II (Ivy VIP Path Mod Aggr Cl II)

•  Ivy VIP – Pathfinder Moderately Conservative Class II (Ivy VIP Path Mod Cons Cl II)

•  Ivy VIP – Science and Technology Class II (Ivy VIP Science & Tech Cl II)

•  Ivy VIP – Securian Real Estate Securities Class II (Ivy VIP Securian RE Sec Cl II)

•  Ivy VIP – Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)

•  Ivy VIP – Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)

•  Ivy VIP – Value Class II (Ivy VIP Value Cl II)

•  Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares (Janus Henderson Balanced IS)

•  Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares (Janus Henderson Flexible Bond IS)

•  Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares (Janus Henderson Forty IS)

•  Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares (Janus Henderson Mid Cap Val IS)

•  Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares (Janus Henderson Overseas IS)

•  Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares (Janus Henderson Research IS)

•  Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares (ClearBridge Sm Cap Growth Cl I)

•  MFS® VIT – Mid Cap Growth Series – Initial Class (MFS VIT – Mid Cap Growth Ser IC)

•  MFS® VIT II – International Intrinsic Value Portfolio – Initial Class (MFS VIT II – Intl Intrinsic Val IC)

•  Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

•  Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Aggr Growth ETF Cl I)

•  Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

•  Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares (Morningstar Conservative ETF Cl I)

•  Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

•  Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

•  Neuberger Berman Advisers Management Trust Sustainable Equity – Class I Shares (Neuberger Berman Sustain Eq Cl I)

•  Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

•  PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

•  PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares (PIMCO VIT Low Duration IS)

•  PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares (PIMCO VIT Total Return IS)

•  Putnam VT Equity Income Fund – Class IA Shares (Putnam VT Equity Income Cl IA)

•  Putnam VT Growth Opportunities Fund – Class IA Shares (Putnam VT Growth Opp Cl IA)

•  Putnam VT International Equity Fund – Class IA Shares (Putnam VT Intl Eq Cl IA)

•  Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

•  Securian Funds Trust – SFT Dynamic Managed Volatility Fund (SFT Dynamic Mgd Vol)

•  Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

•  Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

•  Securian Funds Trust – SFT International Bond Fund – Class 1 Shares (SFT Intl Bond Cl 1)

•  Securian Funds Trust – SFT IvySM Growth Fund (SFT Ivy Growth)

•  Securian Funds Trust – SFT IvySM Small Cap Growth Fund (SFT Ivy Small Cap Growth)

•  Securian Funds Trust – SFT Managed Volatility Equity Fund (SFT Mgd Vol Equity)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

•  Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

•  Vanguard® Variable Insurance Fund Balanced Portfolio (Vanguard VIF Balanced)

•  Vanguard® Variable Insurance Fund Capital Growth Portfolio (Vanguard VIF Capital Growth)

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

•  Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

•  Vanguard® Variable Insurance Fund Equity Income Portfolio (Vanguard VIF Equity Income)

•  Vanguard® Variable Insurance Fund High Yield Bond Portfolio (Vanguard VIF High Yield Bond)

•  Vanguard® Variable Insurance Fund International Portfolio (Vanguard VIF International)

•  Vanguard® Variable Insurance Fund Money Market Portfolio (Vanguard VIF Money Market)

•  Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VIF Short-Term Inv-Gr)

•  Vanguard® Variable Insurance Fund Small Company Growth Portfolio (Vanguard VIF Small Co Growth)

•  Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

•  Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VIF Total Stock Market)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the series funds within Securian Funds Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust – SFT International Bond Fund – Class 1 Shares, which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following sub-accounts had name changes during 2019 and 2020:

Former Name	Current Name	Effective Date
Oppenheimer VA Funds – Oppenheimer International Growth Fund/VA Non-Service Shares	Invesco Oppenheimer V.I. International Growth Fund – Series I Shares	May 24, 2019
Oppenheimer VA Funds – Oppenheimer Main Street Small Cap®/VA Non-Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series I Shares	May 24, 2019
MFS® VIT II – International Value Portfolio – Initial Class	MFS® VIT II – International Intrinsic Value Portfolio – Initial Class	June 1, 2019
American Funds IS® Global Bond Fund – Class 1 Shares	American Funds IS® Capital World Bond Fund – Class 1 Shares	May 1, 2020
American Century Investments VP Income & Growth Fund – Class I Shares	American Century Investments VP Disciplined Core Value Fund – Class I Shares	September 25, 2020

The following sub-accounts were added to the Account in 2019:

Sub-Account	Effective Date
American Century Investments II VP Inflation Protection Fund Class I Shares	May 1, 2019
American Century Investments VP Disciplined Core Value Fund – Class I Shares	May 1, 2019
American Funds IS® Capital World Bond Fund – Class 1 Shares	May 1, 2019
American Funds IS® Global Small Capitalization Fund – Class 1 Shares	May 1, 2019
American Funds IS® Growth Fund – Class 1 Shares	May 1, 2019
American Funds IS® Growth-Income Fund – Class 1 Shares	May 1, 2019
American Funds IS® New World® Fund – Class 1 Shares	May 1, 2019
American Funds IS® U.S. Govt./AAA-Rated Securities Fund – Class 1 Shares	May 1, 2019

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account	Effective Date
ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	May 1, 2019
Invesco Oppenheimer V.I. International Growth Fund – Series I Shares	May 1, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series I Shares	May 1, 2019
Invesco V.I. Comstock Fund – Series I Shares	May 1, 2019
Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares	May 1, 2019
Janus Aspen Series – Janus Henderson Flexible Bond Portfolio – Institutional Shares	May 1, 2019
Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares	May 1, 2019
Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares	May 1, 2019
MFS® VIT – Mid Cap Growth Series – Initial Class	May 1, 2019
Neuberger Berman AMT Sustainable Equity Portfolio Class I Shares	May 1, 2019
PIMCO VIT – PIMCO Low Duration Portfolio – Institutional Class Shares	May 1, 2019
PIMCO VIT – PIMCO Total Return Portfolio – Institutional Class Shares	May 1, 2019
Putnam VT Equity Income Fund – Class IA Shares	May 1, 2019
Putnam VT Growth Opportunities Fund – Class IA Shares	May 1, 2019
Putnam VT International Equity Fund – Class IA Shares	May 1, 2019
Securian Funds Trust – SFT Government Money Market Fund	May 1, 2019

(2)  Summary of Significant Accounting Policies

The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds. Realized gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  Expenses and Related Party Transactions

The expense structure is the same for Accumulator Variable Universal Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML Premier Variable Universal Life and the Variable Universal Life Defender products as described below:

The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-accounts is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the sub-account and ranges from 0.00% to 0.50%. The unit value credits assessed for the year ended December 31, 2020 are reported as a unit value credit on the Statements of Operations.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A premium charge of up to 7.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2020 and 2019 amounted to $2,392,170 and $2,691,040, respectively.

In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per $1,000 of face amount.

The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03% of the accumulation value less policy loans for years one through ten of the policy. The charge may be raised to 0.075% of the accumulation value.

The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

The surrender charge is equal to 1.40 times the lesser of: (a) 60 times the policy issue charge for the initial face amount or the face amount increase as applicable, or (b) the sum of any remaining policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.

See the table below for these charges paid to Minnesota Life during the years ended December 31, 2020 and 2019.

Minnesota Life also assesses charges for the agreements purchased with the policy. The following eleven Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee, Family Term – Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term Care Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

To the extent the Account invests in Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the years or periods ended December 31, 2020 and 2019 for each segregated sub-account is as follows:

Sub-Account	2020	2019
AB VPS Dyn Asset Alloc Cl B	$721,556	$683,536
AB VPS Intl Value Cl A	32,423	28,224
Amer Century II VP Infl Pro Cl I (a)	5,382	1,139
Amer Century VP Dscplnd Core Val Cl I (a)	11,247	2,079
Amer Funds IS Capital World Bond Cl 1 (a)	16,194	2,761
Amer Funds IS Global Small Cap Cl 1 (a)	25,877	5,257
Amer Funds IS Growth Cl 1 (a)	94,307	11,579
Amer Funds IS Growth-Inc Cl 1 (a)	52,579	6,395
Amer Funds IS Intl Cl 1	98,410	59,552
Amer Funds IS New World Cl 1 (a)	42,857	8,064
Amer Funds IS US Govt/AAA Cl 1 (a)	10,318	1,121

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account	2020	2019
ClearBridge Sm Cap Growth Cl I (a)	$18,782	$3,154
Fidelity VIP Equity-Income IC	240,771	236,035
Fidelity VIP Mid Cap IC	278,768	265,838
Franklin Small Cap Val VIP Cl 1	407,243	388,195
Invesco Opphmr VI Intl Growth Sr I (a)	20,188	4,297
Invesco Opphmr VI MS Sm Cap Sr I (a)	4,581	584
Invesco VI American Value Sr I	25,072	14,016
Invesco VI Comstock Sr I (a)	11,144	1,488
Ivy VIP Asset Strategy Cl II	417,326	471,691
Ivy VIP Balanced Cl II	24,755	25,582
Ivy VIP Core Equity Cl II	140,886	136,540
Ivy VIP Corporate Bond Cl II	26,337	28,861
Ivy VIP Energy Cl II	7,952	11,151
Ivy VIP Global Bond Cl II	6,987	6,901
Ivy VIP Global Eq Inc Cl II	21,203	23,605
Ivy VIP Global Growth Cl II	43,311	37,314
Ivy VIP Govt Money Market Cl II	1,740	1,924
Ivy VIP Growth Cl II	160,730	154,491
Ivy VIP High Income Cl II	42,534	46,281
Ivy VIP Intl Core Equity Cl II	183,081	186,475
Ivy VIP Limited-Term Bond Cl II	8,059	8,189
Ivy VIP Mid Cap Growth Cl II	69,854	41,976
Ivy VIP Natural Res Cl II	69,810	88,184
Ivy VIP Path Aggressive Cl II	205,694	229,426
Ivy VIP Path Conserv Cl II	5,970	6,378
Ivy VIP Path Mod – MV Cl II	665,192	624,108
Ivy VIP Path Mod Aggr Cl II	468,984	527,552
Ivy VIP Path Mod Cl II	154,377	190,098
Ivy VIP Path Mod Cons Cl II	40,046	46,563
Ivy VIP Science & Tech Cl II	428,049	290,063
Ivy VIP Securian RE Sec Cl II	16,104	19,333
Ivy VIP Small Cap Core Cl II	43,539	30,957
Ivy VIP Small Cap Growth Cl II	45,282	51,530
Ivy VIP Value Cl II	21,322	23,646
Janus Henderson Balanced IS (a)	61,052	8,462
Janus Henderson Flexible Bond IS (a)	7,162	809
Janus Henderson Forty IS (a)	58,335	8,034
Janus Henderson Mid Cap Val IS (a)	21,982	3,727
Janus Henderson Overseas IS	115,189	126,287
Janus Henderson Research IS	96,450	94,783
MFS VIT – Mid Cap Growth Ser IC (a)	31,924	4,451
MFS VIT II – Intl Intrinsic Val IC	319,399	283,178
MorgStanley VIF Emg Mk Eq Cl 2	191,732	175,781
Morningstar Aggr Growth ETF Cl I	2,210,632	2,219,759
Morningstar Balanced ETF Cl I	862,597	913,002
Morningstar Conservative ETF Cl I	139,058	158,548
Morningstar Growth ETF Cl I	2,828,655	3,275,773
Morningstar Inc & Gro Asset All Cl I	164,868	153,102
Neuberger Berman Sustain Eq Cl I (a)	6,727	991
PIMCO VIT Global Div Alloc Adv Cl	644,150	610,699
PIMCO VIT Low Duration IS (a)	6,103	931
PIMCO VIT Total Return IS (a)	39,147	7,508

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account	2020	2019
Putnam VT Equity Income Cl IA (a)	$17,721	$1,671
Putnam VT Growth Opp Cl IA (a)	37,058	6,998
Putnam VT Intl Eq Cl IA (a)	5,014	999
SFT Core Bond Cl 1	286,090	276,093
SFT Dynamic Mgd Vol	1,371,940	1,253,253
SFT Govt Money Market (a)	7,929	4,065
SFT Index 400 MC Cl 1	708,108	673,197
SFT Index 500 Cl 1	2,560,318	2,004,158
SFT Intl Bond Cl 1	67,316	73,802
SFT Ivy Growth	235,471	186,049
SFT Ivy Small Cap Growth	177,077	139,920
SFT Mgd Vol Equity	1,259,684	1,234,556
SFT Real Estate Cl 1	312,892	304,307
SFT T. Rowe Price Value	221,441	187,363
SFT Wellington Core Equity Cl 1	66,807	47,164
TOPS Mgd Risk Flex ETF	777,473	722,798
Vanguard VIF Balanced	695,168	574,632
Vanguard VIF Capital Growth	534,205	468,453
Vanguard VIF Diversified Value	172,567	147,410
Vanguard VIF Equity Income	464,193	448,121
Vanguard VIF High Yield Bond	141,953	128,209
Vanguard VIF International	788,231	628,638
Vanguard VIF Money Market	11,209	19,269
Vanguard VIF Short-Term Inv-Gr	62,561	50,078
Vanguard VIF Small Co Growth	692,047	656,173
Vanguard VIF Total Bond Market	198,439	153,604
Vanguard VIF Total Stock Market	455,144	347,219

(a)  For the period from May 1, 2019 through December 31, 2019 and the year ended December 31, 2020.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2020. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2020, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2020 were as follows:

Sub-Account	Purchases	Sales
AB VPS Dyn Asset Alloc Cl B	$1,164,503	$357,126
AB VPS Intl Value Cl A	681,800	59,869
Amer Century II VP Infl Pro Cl I	48,761	13,027
Amer Century VP Dscplnd Core Val Cl I	55,854	11,446
Amer Funds IS Capital World Bond Cl 1	150,596	24,439
Amer Funds IS Global Small Cap Cl 1	256,238	43,994
Amer Funds IS Growth Cl 1	1,118,682	129,758
Amer Funds IS Growth-Inc Cl 1	457,357	25,968
Amer Funds IS Intl Cl 1	423,368	54,849
Amer Funds IS New World Cl 1	284,513	39,594
Amer Funds IS US Govt/AAA Cl 1	356,172	127,650
ClearBridge Sm Cap Growth Cl I	328,751	33,018
Fidelity VIP Equity-Income IC	973,345	558,851
Fidelity VIP Mid Cap IC	843,469	443,564
Franklin Small Cap Val VIP Cl 1	2,873,428	492,390
Invesco Opphmr VI Intl Growth Sr I	108,273	45,243
Invesco Opphmr VI MS Sm Cap Sr I	56,650	8,248
Invesco VI American Value Sr I	659,071	47,644
Invesco VI Comstock Sr I	574,107	17,872

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account	Purchases	Sales
Ivy VIP Asset Strategy Cl II	$943,870	$686,089
Ivy VIP Balanced Cl II	75,983	53,566
Ivy VIP Core Equity Cl II	497,748	403,279
Ivy VIP Corporate Bond Cl II	84,773	76,485
Ivy VIP Energy Cl II	116,978	46,271
Ivy VIP Global Bond Cl II	45,972	7,711
Ivy VIP Global Eq Inc Cl II	73,015	86,302
Ivy VIP Global Growth Cl II	680,353	198,329
Ivy VIP Govt Money Market Cl II	62,152	39,848
Ivy VIP Growth Cl II	1,625,436	387,817
Ivy VIP High Income Cl II	178,389	104,304
Ivy VIP Intl Core Equity Cl II	769,727	480,794
Ivy VIP Limited-Term Bond Cl II	35,763	19,461
Ivy VIP Mid Cap Growth Cl II	612,483	289,603
Ivy VIP Natural Res Cl II	580,721	172,283
Ivy VIP Path Aggressive Cl II	1,255,333	239,344
Ivy VIP Path Conserv Cl II	31,019	23,992
Ivy VIP Path Mod – MV Cl II	1,632,617	255,531
Ivy VIP Path Mod Aggr Cl II	1,982,720	874,397
Ivy VIP Path Mod Cl II	546,694	374,613
Ivy VIP Path Mod Cons Cl II	111,392	105,039
Ivy VIP Science & Tech Cl II	3,364,551	842,731
Ivy VIP Securian RE Sec Cl II	114,094	42,989
Ivy VIP Small Cap Core Cl II	494,552	329,726
Ivy VIP Small Cap Growth Cl II	92,759	156,850
Ivy VIP Value Cl II	150,205	49,153
Janus Henderson Balanced IS	928,223	79,011
Janus Henderson Flexible Bond IS	113,239	25,684
Janus Henderson Forty IS	434,431	32,883
Janus Henderson Mid Cap Val IS	150,278	10,906
Janus Henderson Overseas IS	301,779	276,157
Janus Henderson Research IS	475,961	262,457
MFS VIT – Mid Cap Growth Ser IC	272,265	50,587
MFS VIT II – Intl Intrinsic Val IC	1,372,689	651,840
MorgStanley VIF Emg Mk Eq Cl 2	1,024,005	399,380
Morningstar Aggr Growth ETF Cl I	7,974,870	3,400,271
Morningstar Balanced ETF Cl I	2,173,964	1,140,309
Morningstar Conservative ETF Cl I	457,233	769,574
Morningstar Growth ETF Cl I	7,797,953	3,996,680
Morningstar Inc & Gro Asset All Cl I	442,730	127,397
Neuberger Berman Sustain Eq Cl I	250,113	9,143
PIMCO VIT Global Div Alloc Adv Cl	1,668,925	219,780
PIMCO VIT Low Duration IS	72,881	20,946
PIMCO VIT Total Return IS	645,517	339,638
Putnam VT Equity Income Cl IA	164,685	41,410
Putnam VT Growth Opp Cl IA	563,840	237,902
Putnam VT Intl Eq Cl IA	40,620	13,621
SFT Core Bond Cl 1	982,799	860,505
SFT Dynamic Mgd Vol	2,163,139	1,246,744
SFT Govt Money Market	30,944	19,012
SFT Index 400 MC Cl 1	2,149,245	517,523
SFT Index 500 Cl 1	7,869,225	1,945,495

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account	Purchases	Sales
SFT Intl Bond Cl 1	$328,561	$107,011
SFT Ivy Growth	1,087,498	201,346
SFT Ivy Small Cap Growth	900,891	225,225
SFT Mgd Vol Equity	2,336,883	938,040
SFT Real Estate Cl 1	1,055,677	332,383
SFT T. Rowe Price Value	1,057,447	338,981
SFT Wellington Core Equity Cl 1	419,343	175,884
TOPS Mgd Risk Flex ETF	1,156,077	251,474
Vanguard VIF Balanced	3,189,978	652,763
Vanguard VIF Capital Growth	3,583,782	1,288,959
Vanguard VIF Diversified Value	2,554,569	445,018
Vanguard VIF Equity Income	3,000,082	1,101,787
Vanguard VIF High Yield Bond	675,358	333,209
Vanguard VIF International	2,746,543	1,728,961
Vanguard VIF Money Market	115,247	301,346
Vanguard VIF Short-Term Inv-Gr	603,919	217,148
Vanguard VIF Small Co Growth	3,221,150	712,455
Vanguard VIF Total Bond Market	2,646,572	940,775
Vanguard VIF Total Stock Market	3,650,990	1,105,937

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years or periods ended December 31, 2020 and 2019 were as follows:

	Segregated Sub-Accounts
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I (a)	Amer Century VP Dscplnd Core Val Cl I (a)	Amer Funds IS Capital World Bond Cl 1 (a)	Amer Funds IS Global Small Cap Cl 1 (a)
Units outstanding at December 31, 2018	5,760,776	613,516	—	—	—	—
Policy purchase payments	1,394,499	105,530	14,168	19,951	27,604	85,227
Policy terminations, withdrawal payments and charges	(123,902)	(82,104)	(675)	(1,938)	(1,470)	(31,811)
Units outstanding at December 31, 2019	7,031,373	636,942	13,493	18,013	26,134	53,416
Policy purchase payments	881,309	790,739	44,391	52,368	135,870	223,078
Policy terminations, withdrawal payments and charges	(305,994)	(77,988)	(11,973)	(10,743)	(22,612)	(38,519)
Units outstanding at December 31, 2020	7,606,688	1,349,693	45,911	59,638	139,392	237,975
(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Amer Funds IS Growth Cl 1 (a)	Amer Funds IS Growth-Inc Cl 1 (a)	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1 (a)	Amer Funds IS US Govt/AAA Cl 1 (a)	ClearBridge Sm Cap Growth Cl I (a)
Units outstanding at December 31, 2018	—	—	362,241	—	—	—
Policy purchase payments	217,521	74,628	438,947	393,662	12,676	40,029
Policy terminations, withdrawal payments and charges	(27,829)	(2,697)	(18,739)	(70,726)	(679)	(3,440)
Units outstanding at December 31, 2019	189,692	71,931	782,449	322,936	11,997	36,589
Policy purchase payments	806,480	425,692	351,063	252,890	310,196	253,361
Policy terminations, withdrawal payments and charges	(99,545)	(23,834)	(46,396)	(37,078)	(112,786)	(29,923)
Units outstanding at December 31, 2020	896,627	473,789	1,087,116	538,748	209,407	260,027
	Segregated Sub-Accounts
	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Invesco Opphmr VI Intl Growth Sr I (a)	Invesco Opphmr VI MS Sm Cap Sr I (a)	Invesco VI American Value Sr I
Units outstanding at December 31, 2018	1,710,271	1,664,966	2,996,494	—	—	87,873
Policy purchase payments	216,785	271,844	663,066	334,873	6,267	47,320
Policy terminations, withdrawal payments and charges	(189,666)	(142,856)	(229,758)	(2,466)	(902)	(8,195)
Units outstanding at December 31, 2019	1,737,390	1,793,954	3,429,802	332,407	5,365	126,998
Policy purchase payments	340,923	348,071	1,413,424	90,620	53,577	624,254
Policy terminations, withdrawal payments and charges	(268,971)	(191,718)	(247,569)	(43,837)	(7,846)	(45,334)
Units outstanding at December 31, 2020	1,809,342	1,950,307	4,595,657	379,190	51,096	705,918

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Invesco VI Comstock Sr I (a)	Ivy VIP Asset Strategy Cl II	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP Corporate Bond Cl II	Ivy VIP Energy Cl II
Units outstanding at December 31, 2018	—	5,834,830	212,577	1,063,224	389,046	409,052
Policy purchase payments	12,503	451,708	20,198	94,602	30,854	162,663
Policy terminations, withdrawal payments and charges	(1,779)	(816,878)	(12,733)	(171,363)	(24,197)	(65,551)
Units outstanding at December 31, 2019	10,724	5,469,660	220,042	986,463	395,703	506,164
Policy purchase payments	630,169	399,349	19,373	94,283	37,264	369,981
Policy terminations, withdrawal payments and charges	(18,594)	(423,945)	(27,970)	(123,694)	(44,992)	(139,098)
Units outstanding at December 31, 2020	622,299	5,445,064	211,445	957,052	387,975	737,047
	Segregated Sub-Accounts
	Ivy VIP Global Bond Cl II	Ivy VIP Global Eq Inc Cl II	Ivy VIP Global Growth Cl II	Ivy VIP Govt Money Market Cl II	Ivy VIP Growth Cl II	Ivy VIP High Income Cl II
Units outstanding at December 31, 2018	95,754	349,371	672,386	39,141	1,056,663	469,528
Policy purchase payments	20,970	35,581	112,740	6,580	159,721	46,851
Policy terminations, withdrawal payments and charges	(4,109)	(12,724)	(87,368)	(5,389)	(109,885)	(23,308)
Units outstanding at December 31, 2019	112,615	372,228	697,758	40,332	1,106,499	493,071
Policy purchase payments	28,404	33,018	340,044	55,961	244,696	39,108
Policy terminations, withdrawal payments and charges	(6,033)	(52,462)	(116,691)	(35,976)	(102,160)	(48,239)
Units outstanding at December 31, 2020	134,986	352,784	921,111	60,317	1,249,035	483,940

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Ivy VIP Intl Core Equity Cl II	Ivy VIP Limited- Term Bond Cl II	Ivy VIP Mid Cap Growth Cl II	Ivy VIP Natural Res Cl II	Ivy VIP Path Aggressive Cl II	Ivy VIP Path Conserv Cl II
Units outstanding at December 31, 2018	2,188,124	123,443	318,966	3,656,476	2,648,408	122,628
Policy purchase payments	366,236	16,771	44,201	725,682	198,011	9,006
Policy terminations, withdrawal payments and charges	(226,705)	(6,859)	(38,835)	(477,730)	(126,968)	(20,628)
Units outstanding at December 31, 2019	2,327,655	133,355	324,332	3,904,428	2,719,451	111,006
Policy purchase payments	446,473	24,978	116,376	1,172,571	156,653	8,059
Policy terminations, withdrawal payments and charges	(323,500)	(16,055)	(73,860)	(384,025)	(100,563)	(12,987)
Units outstanding at December 31, 2020	2,450,628	142,278	366,848	4,692,974	2,775,541	106,078
	Segregated Sub-Accounts
	Ivy VIP Path Mod – MV Cl II	Ivy VIP Path Mod Aggr Cl II	Ivy VIP Path Mod Cl II	Ivy VIP Path Mod Cons Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Securian RE Sec Cl II
Units outstanding at December 31, 2018	5,299,900	5,140,410	2,082,885	363,261	1,312,507	225,622
Policy purchase payments	1,130,751	255,528	44,262	12,551	250,542	30,313
Policy terminations, withdrawal payments and charges	(148,357)	(170,060)	(269,550)	(22,129)	(120,090)	(29,564)
Units outstanding at December 31, 2019	6,282,294	5,225,878	1,857,597	353,683	1,442,959	226,371
Policy purchase payments	722,477	162,338	42,086	22,659	496,461	34,966
Policy terminations, withdrawal payments and charges	(206,069)	(404,285)	(193,055)	(55,144)	(177,412)	(23,681)
Units outstanding at December 31, 2020	6,798,702	4,983,931	1,706,628	321,198	1,762,008	237,656

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Balanced IS (a)	Janus Henderson Flexible Bond IS (a)	Janus Henderson Forty IS (a)
Units outstanding at December 31, 2018	211,445	561,572	325,801	—	—	—
Policy purchase payments	92,358	74,280	38,645	102,522	21,298	169,193
Policy terminations, withdrawal payments and charges	(7,527)	(78,753)	(12,246)	(4,428)	(7,414)	(15,945)
Units outstanding at December 31, 2019	296,276	557,099	352,200	98,094	13,884	153,248
Policy purchase payments	185,992	33,089	44,660	789,629	98,411	320,924
Policy terminations, withdrawal payments and charges	(126,112)	(62,489)	(23,006)	(69,525)	(23,262)	(26,379)
Units outstanding at December 31, 2020	356,156	527,699	373,854	818,198	89,033	447,793
	Segregated Sub-Accounts
	Janus Henderson Mid Cap Val IS (a)	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT – Mid Cap Growth Ser IC (a)	MFS VIT II – Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Units outstanding at December 31, 2018	—	2,631,352	743,623	—	2,839,088	2,721,906
Policy purchase payments	51,619	281,378	116,558	37,501	751,074	809,484
Policy terminations, withdrawal payments and charges	(1,448)	(305,647)	(51,476)	(1,731)	(197,059)	(159,927)
Units outstanding at December 31, 2019	50,171	2,607,083	808,705	35,770	3,393,103	3,371,463
Policy purchase payments	151,845	257,525	73,091	227,221	797,306	755,663
Policy terminations, withdrawal payments and charges	(11,467)	(270,395)	(83,908)	(40,788)	(446,188)	(336,339)
Units outstanding at December 31, 2020	190,549	2,594,213	797,888	222,203	3,744,221	3,790,787

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I (a)
Units outstanding at December 31, 2018	25,991,876	8,039,450	1,553,244	38,092,159	1,638,454	—
Policy purchase payments	4,028,548	830,174	270,888	2,898,250	185,615	22,900
Policy terminations, withdrawal payments and charges	(1,911,004)	(943,246)	(213,490)	(5,862,904)	(333,819)	(797)
Units outstanding at December 31, 2019	28,109,420	7,926,378	1,610,642	35,127,505	1,490,250	22,103
Policy purchase payments	3,521,633	915,285	276,202	2,466,119	209,439	218,498
Policy terminations, withdrawal payments and charges	(1,832,310)	(648,117)	(500,888)	(2,177,050)	(78,325)	(8,217)
Units outstanding at December 31, 2020	29,798,743	8,193,546	1,385,956	35,416,574	1,621,364	232,384
	Segregated Sub-Accounts
	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration IS (a)	PIMCO VIT Total Return IS (a)	Putnam VT Equity Income Cl IA (a)	Putnam VT Growth Opp Cl IA (a)	Putnam VT Intl Eq Cl IA (a)
Units outstanding at December 31, 2018	4,746,916	—	—	—	—	—
Policy purchase payments	1,217,970	12,977	183,893	45,171	233,174	21,355
Policy terminations, withdrawal payments and charges	(90,573)	(816)	(2,067)	(21,757)	(2,518)	(2,885)
Units outstanding at December 31, 2019	5,874,313	12,161	181,826	23,414	230,656	18,470
Policy purchase payments	718,061	69,080	571,149	159,205	443,372	37,605
Policy terminations, withdrawal payments and charges	(177,105)	(19,900)	(311,240)	(40,135)	(187,918)	(12,878)
Units outstanding at December 31, 2020	6,415,269	61,341	441,735	142,484	486,110	43,197

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	SFT Core Bond Cl 1	SFT Dynamic Mgd Vol	SFT Govt Money Market (a)	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Intl Bond Cl 1
Units outstanding at December 31, 2018	2,704,031	13,030,674	—	4,048,539	10,025,457	739,424
Policy purchase payments	986,609	2,062,124	139,364	1,309,624	3,867,201	172,401
Policy terminations, withdrawal payments and charges	(234,812)	(289,524)	(115,907)	(217,009)	(373,745)	(93,499)
Units outstanding at December 31, 2019	3,455,828	14,803,274	23,457	5,141,154	13,518,913	818,326
Policy purchase payments	700,709	1,524,409	30,430	1,126,760	3,327,154	203,829
Policy terminations, withdrawal payments and charges	(617,308)	(824,461)	(18,759)	(233,610)	(797,306)	(65,649)
Units outstanding at December 31, 2020	3,539,229	15,503,222	35,128	6,034,304	16,048,761	956,506
	Segregated Sub-Accounts
	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Mgd Vol Equity	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Units outstanding at December 31, 2018	800,223	672,789	6,500,479	2,402,122	1,271,719	226,282
Policy purchase payments	437,400	406,772	1,952,830	650,330	524,123	238,792
Policy terminations, withdrawal payments and charges	(105,854)	(101,644)	(150,979)	(251,403)	(235,256)	(67,887)
Units outstanding at December 31, 2019	1,131,769	977,917	8,302,330	2,801,049	1,560,586	397,187
Policy purchase payments	511,411	506,851	1,876,832	617,749	763,153	261,542
Policy terminations, withdrawal payments and charges	(92,687)	(117,361)	(760,480)	(173,439)	(252,103)	(105,895)
Units outstanding at December 31, 2020	1,550,493	1,367,407	9,418,682	3,245,359	2,071,636	552,834

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond
Units outstanding at December 31, 2018	6,470,208	3,315,343	2,521,219	1,040,435	2,725,954	971,175
Policy purchase payments	1,246,078	714,123	418,455	309,169	525,725	216,181
Policy terminations, withdrawal payments and charges	(133,454)	(140,791)	(432,333)	(67,511)	(256,133)	(97,957)
Units outstanding at December 31, 2019	7,582,832	3,888,675	2,507,341	1,282,093	2,995,546	1,089,399
Policy purchase payments	827,677	992,251	803,772	853,804	930,068	251,709
Policy terminations, withdrawal payments and charges	(224,695)	(261,732)	(327,062)	(207,025)	(415,591)	(157,480)
Units outstanding at December 31, 2020	8,185,814	4,619,194	2,984,051	1,928,872	3,510,023	1,183,628
	Segregated Sub-Accounts
	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short-Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Units outstanding at December 31, 2018	5,362,407	1,025,531	538,900	3,737,529	1,777,658	2,158,023
Policy purchase payments	1,618,146	—	213,864	813,637	655,499	556,313
Policy terminations, withdrawal payments and charges	(344,906)	(739,162)	(119,729)	(230,060)	(186,991)	(174,589)
Units outstanding at December 31, 2019	6,635,647	286,369	633,035	4,321,106	2,246,166	2,539,747
Policy purchase payments	1,006,968	102,928	397,797	856,859	1,538,868	1,031,074
Policy terminations, withdrawal payments and charges	(788,530)	(272,848)	(150,700)	(251,567)	(576,396)	(367,505)
Units outstanding at December 31, 2020	6,854,085	116,449	880,132	4,926,398	3,208,638	3,203,316

(a)  For the period from May 1, 2019 through December 31, 2019 and the year ended December 31, 2020.

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2020, 2019, 2018, 2017, and 2016 is as follows:

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
AB VPS Dyn Asset Alloc Cl B
2020	7,606,688	$1.27	to 1.28	$9,639,649	1.54%	(0.15)%	5.07%
2019	7,031,373	1.21	to 1.22	8,480,606	1.87%	(0.30)%	15.59%
2018	5,760,776	1.04	to 1.05	6,011,244	1.68%	(0.30)%	(7.07)%
2017	4,237,745	1.12	to 1.13	4,758,626	1.89%	(0.30)%	14.66%
2016	2,529,570	0.98	to 0.99	2,477,080	0.69%	(0.30)%	3.67%
AB VPS Intl Value Cl A
2020	1,349,693	0.99		1,336,758	2.35%	0.00%	2.47%
2019	636,942	0.97		615,654	0.95%	0.00%	17.14%
2018	613,516	0.83		506,252	1.57%	0.00%	(22.79)%
2017	554,766	1.07		592,879	2.30%	0.00%	25.42%
2016	568,893	0.85		484,753	1.36%	0.00%	(0.47)%
Amer Century II VP Infl Pro Cl I
2020	45,911	1.15		52,721	1.87%	0.00%	9.81%
2019 (a)	13,493	1.05		14,111	2.64%	0.00%	4.79%
Amer Century VP Dscplnd Core Val Cl I
2020	59,638	1.20		71,532	2.32%	0.00%	11.81%
2019 (a)	18,013	1.07		19,320	1.96%	0.00%	8.19%
Amer Funds IS Capital World Bond Cl 1
2020	139,392	1.16		161,723	2.11%	0.00%	10.17%
2019 (a)	26,134	1.05		27,521	2.14%	0.00%	5.40%
Amer Funds IS Global Small Cap Cl 1
2020	237,975	1.46		346,661	0.20%	0.00%	30.05%
2019 (a)	53,416	1.12		59,833	0.51%	0.00%	12.85%
Amer Funds IS Growth Cl 1
2020	896,627	1.71		1,528,478	0.70%	0.00%	52.46%
2019 (a)	189,692	1.12		212,601	1.76%	0.00%	13.03%
Amer Funds IS Growth-Inc Cl 1
2020	473,789	1.24		589,222	2.31%	0.00%	13.81%
2019 (a)	71,931	1.09		78,599	3.22%	0.00%	10.11%
Amer Funds IS Intl Cl 1
2020	1,087,116	1.46		1,589,164	1.03%	0.00%	14.27%
2019	782,449	1.28		1,000,915	2.36%	0.00%	23.21%
2018	362,241	1.04		376,080	2.39%	0.00%	(12.94)%
2017	161,092	1.19		192,111	1.97%	0.00%	32.46%
2016	86,225	0.90		77,630	2.02%	0.00%	3.78%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Amer Funds IS New World Cl 1
2020	538,748	$1.37		$737,312	0.27%	0.00%	23.89%
2019 (a)	322,936	1.10		356,729	2.13%	0.00%	11.05%
Amer Funds IS US Govt/AAA Cl 1
2020	209,407	1.14		238,268	3.41%	0.00%	10.09%
2019 (a)	11,997	1.03		12,400	3.29%	0.00%	3.44%
ClearBridge Sm Cap Growth Cl I
2020	260,027	1.51		393,446	0.00%	(0.13)%	43.51%
2019 (a)	36,589	1.05		38,553	0.00%	(0.25)%	6.52%
Fidelity VIP Equity-Income IC
2020	1,809,342	2.50		4,528,596	1.91%	(0.05)%	6.77%
2019	1,737,390	2.34		4,072,949	2.06%	(0.10)%	27.57%
2018	1,710,271	1.84		3,142,872	2.36%	(0.10)%	(8.20)%
2017	1,615,304	2.00		3,233,493	1.74%	(0.10)%	13.01%
2016	1,496,314	1.77		2,650,559	2.63%	(0.10)%	18.14%
Fidelity VIP Mid Cap IC
2020	1,950,307	3.02		5,889,591	0.67%	(0.05)%	18.27%
2019	1,793,954	2.55		4,580,628	0.89%	(0.10)%	23.57%
2018	1,664,966	2.07		3,440,327	0.67%	(0.10)%	(14.45)%
2017	1,557,230	2.42		3,761,328	0.71%	(0.10)%	20.93%
2016	1,456,316	2.00		2,908,795	0.54%	(0.10)%	12.35%
Franklin Small Cap Val VIP Cl 1
2020	4,595,657	1.53	to 2.95	10,672,233	1.65%	(0.08)%	5.52%
2019	3,429,802	1.45	to 2.80	8,004,408	1.28%	(0.15)%	26.91%
2018	2,996,494	1.14	to 2.21	5,667,391	1.12%	(0.15)%	(12.55)%
2017	2,606,161	1.31	to 2.52	5,771,571	0.72%	(0.15)%	11.08%
2016	2,200,647	1.18	to 2.27	4,515,271	0.99%	(0.15)%	30.73%
Invesco Opphmr VI Intl Growth Sr I
2020	379,190	1.33		506,142	1.00%	(0.08)%	21.61%
2019 (a)	332,407	1.10		364,863	0.02%	(0.10)%	10.23%
Invesco Opphmr VI MS Sm Cap Sr I
2020	51,096	1.30		66,344	0.83%	(0.08)%	20.03%
2019 (a)	5,365	1.08		5,803	0.00%	(0.10)%	9.04%
Invesco VI American Value Sr I
2020	705,918	1.22		864,508	0.67%	(0.08)%	1.23%
2019	126,998	1.21		153,642	0.76%	(0.15)%	25.21%
2018	87,873	0.97		84,902	0.57%	(0.15)%	(12.52)%
2017	41,475	1.10		45,806	0.91%	(0.15)%	10.17%
2016	25,540	1.00		25,603	0.42%	(0.25)%	15.78%
Invesco VI Comstock Sr I
2020	622,299	1.06		660,718	0.93%	(0.08)%	(0.75)%
2019 (a)	10,724	1.07		11,473	3.29%	(0.15)%	7.89%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Ivy VIP Asset Strategy Cl II
2020	5,445,064	$1.36	to 1.98	$10,078,566	2.10%	(0.23)%	14.22%
2019	5,469,660	1.19	to 1.73	8,930,009	2.14%	(0.45)%	22.33%
2018	5,834,830	0.97	to 1.42	7,845,797	1.85%	(0.45)%	(5.01)%
2017	5,941,615	1.03	to 1.49	8,465,909	1.59%	(0.45)%	18.80%
2016	5,991,671	0.86	to 1.26	7,239,976	0.54%	(0.45)%	(2.13)%
Ivy VIP Balanced Cl II
2020	211,445	2.63		556,845	1.35%	(0.23)%	14.46%
2019	220,042	2.30		506,278	1.73%	(0.45)%	22.64%
2018	212,577	1.88		398,804	1.53%	(0.45)%	(2.80)%
2017	209,435	1.93		404,232	1.57%	(0.45)%	11.87%
2016	182,760	1.73		315,321	1.27%	(0.45)%	2.49%
Ivy VIP Core Equity Cl II
2020	957,052	3.87		3,705,998	0.53%	(0.23)%	21.88%
2019	986,463	3.18		3,134,015	0.55%	(0.45)%	31.68%
2018	1,063,224	2.41		2,565,189	0.45%	(0.45)%	(4.08)%
2017	1,046,382	2.52		2,631,862	0.43%	(0.45)%	21.30%
2016	994,402	2.07		2,062,011	0.39%	(0.45)%	4.21%
Ivy VIP Corporate Bond Cl II
2020	387,975	1.86		720,432	2.57%	(0.23)%	11.30%
2019	395,703	1.67		660,161	2.72%	(0.45)%	12.68%
2018	389,046	1.48		576,000	2.13%	(0.45)%	(1.46)%
2017	374,327	1.50		562,412	1.57%	(0.45)%	4.48%
2016	306,491	1.44		440,732	2.36%	(0.45)%	4.50%
Ivy VIP Energy Cl II
2020	737,047	0.37		275,773	2.18%	(0.23)%	(36.64)%
2019	506,164	0.59		298,903	0.00%	(0.45)%	3.94%
2018	409,052	0.57		232,391	0.00%	(0.45)%	(33.84)%
2017	410,601	0.86		352,573	0.87%	(0.45)%	(12.25)%
2016	341,324	0.98		334,005	0.14%	(0.45)%	35.16%
Ivy VIP Global Bond Cl II
2020	134,986	1.45		195,114	3.86%	(0.23)%	8.48%
2019	112,615	1.33		150,049	3.56%	(0.45)%	9.91%
2018	95,754	1.21		116,076	2.87%	(0.45)%	0.28%
2017	68,307	1.21		82,576	2.71%	(0.45)%	4.74%
2016	55,429	1.15		63,977	3.53%	(0.45)%	7.52%
Ivy VIP Global Eq Inc Cl II
2020	352,784	1.99		703,035	2.57%	(0.23)%	3.46%
2019	372,228	1.93		716,961	2.78%	(0.45)%	23.70%
2018	349,371	1.56		543,986	1.64%	(0.45)%	(11.28)%
2017	350,438	1.75		615,001	1.23%	(0.45)%	16.08%
2016	345,018	1.51		521,614	1.26%	(0.45)%	7.44%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Ivy VIP Global Growth Cl II
2020	921,111	$2.19	$2,014,136	0.41%	(0.23)%	20.94%
2019	697,758	1.81	1,261,517	0.63%	(0.45)%	26.50%
2018	672,386	1.43	961,002	0.46%	(0.45)%	(5.84)%
2017	604,224	1.52	917,190	0.05%	(0.45)%	25.08%
2016	571,602	1.21	693,684	0.22%	(0.45)%	(2.60)%
Ivy VIP Govt Money Market Cl II
2020	60,317	1.11	66,821	0.28%	0.00%	0.37%
2019	40,332	1.10	44,517	1.79%	0.00%	1.83%
2018	39,141	1.08	42,430	1.51%	0.00%	1.53%
2017	41,742	1.07	44,567	0.60%	0.00%	0.59%
2016	31,739	1.06	33,688	0.13%	0.00%	0.23%
Ivy VIP Growth Cl II
2020	1,249,035	4.85	6,062,939	0.00%	(0.23)%	30.94%
2019	1,106,499	3.71	4,101,771	0.00%	(0.45)%	37.20%
2018	1,056,663	2.70	2,854,942	0.03%	(0.45)%	2.75%
2017	1,021,782	2.63	2,686,868	0.24%	(0.45)%	29.92%
2016	937,983	2.02	1,898,494	0.02%	(0.45)%	1.68%
Ivy VIP High Income Cl II
2020	483,940	2.60	1,259,993	7.22%	(0.23)%	6.35%
2019	493,071	2.45	1,207,123	6.42%	(0.45)%	11.69%
2018	469,528	2.19	1,029,140	6.22%	(0.45)%	(1.67)%
2017	475,965	2.23	1,060,981	5.34%	(0.45)%	7.16%
2016	432,045	2.08	898,746	7.04%	(0.45)%	16.71%
Ivy VIP Intl Core Equity Cl II
2020	2,450,628	1.77	4,327,282	2.31%	(0.23)%	7.51%
2019	2,327,655	1.64	3,822,982	1.53%	(0.45)%	19.23%
2018	2,188,124	1.38	3,014,263	1.54%	(0.45)%	(17.44)%
2017	2,030,232	1.67	3,387,505	1.34%	(0.45)%	23.71%
2016	1,801,001	1.35	2,429,121	1.29%	(0.45)%	1.54%
Ivy VIP Limited-Term Bond Cl II
2020	142,278	1.26	179,604	2.71%	(0.23)%	4.45%
2019	133,355	1.21	161,161	1.79%	(0.45)%	4.70%
2018	123,443	1.15	142,487	1.84%	(0.45)%	1.24%
2017	124,012	1.14	141,394	1.63%	(0.45)%	1.86%
2016	87,565	1.12	98,017	1.37%	(0.45)%	2.40%
Ivy VIP Mid Cap Growth Cl II
2020	366,848	5.63	2,064,711	0.00%	(0.23)%	49.45%
2019	324,332	3.77	1,221,405	0.00%	(0.45)%	38.56%
2018	318,966	2.72	866,899	0.00%	(0.45)%	0.40%
2017	292,733	2.71	792,471	0.00%	(0.45)%	27.46%
2016	257,751	2.12	547,418	0.00%	(0.45)%	6.59%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Ivy VIP Natural Res Cl II
2020	4,692,974	$0.50		$2,355,380	2.29%	(0.23)%	(11.72)%
2019	3,904,428	0.57		2,219,789	0.98%	(0.45)%	9.95%
2018	3,656,476	0.52		1,890,704	0.30%	(0.45)%	(22.88)%
2017	3,393,637	0.67		2,275,489	0.13%	(0.45)%	3.43%
2016	3,151,273	0.65		2,042,883	0.64%	(0.45)%	24.37%
Ivy VIP Path Aggressive Cl II
2020	2,775,541	2.71		7,515,383	1.43%	(0.23)%	16.05%
2019	2,719,451	2.33		6,344,891	2.75%	(0.45)%	23.79%
2018	2,648,408	1.88		4,991,523	1.81%	(0.45)%	(3.83)%
2017	2,755,980	1.96		5,401,212	0.88%	(0.45)%	20.37%
2016	2,491,028	1.63		4,055,671	1.49%	(0.45)%	5.28%
Ivy VIP Path Conserv Cl II
2020	106,078	2.08		221,062	1.65%	(0.23)%	13.01%
2019	111,006	1.84		204,701	1.91%	(0.45)%	15.17%
2018	122,628	1.60		196,342	1.11%	(0.45)%	(1.48)%
2017	167,584	1.63		272,358	0.69%	(0.45)%	11.01%
2016	154,499	1.46		226,198	0.95%	(0.45)%	3.31%
Ivy VIP Path Mod – MV Cl II
2020	6,798,702	1.38	to 1.41	9,411,204	1.35%	(0.13)%	9.25%
2019	6,282,294	1.27	to 1.29	7,960,125	1.84%	(0.25)%	17.62%
2018	5,299,900	1.08	to 1.10	5,709,512	0.92%	(0.25)%	(3.76)%
2017	4,122,385	1.12	to 1.14	4,614,338	0.43%	(0.25)%	14.08%
2016	3,109,713	0.98	to 1.00	3,050,951	0.55%	(0.25)%	2.07%
Ivy VIP Path Mod Aggr Cl II
2020	4,983,931	2.52		12,562,284	1.76%	(0.23)%	15.47%
2019	5,225,878	2.18		11,407,661	2.66%	(0.45)%	21.95%
2018	5,140,410	1.79		9,201,672	1.72%	(0.45)%	(4.27)%
2017	5,170,903	1.87		9,669,539	0.83%	(0.45)%	17.24%
2016	5,512,907	1.60		8,792,968	1.60%	(0.45)%	4.99%
Ivy VIP Path Mod Cl II
2020	1,706,628	2.37		4,045,611	1.79%	(0.23)%	14.69%
2019	1,857,597	2.07		3,839,360	2.56%	(0.45)%	19.59%
2018	2,082,885	1.73		3,599,863	1.39%	(0.45)%	(3.47)%
2017	2,346,676	1.79		4,201,405	0.75%	(0.45)%	15.21%
2016	2,410,578	1.55		3,746,030	1.30%	(0.45)%	4.11%
Ivy VIP Path Mod Cons Cl II
2020	321,198	2.24		719,284	1.77%	(0.23)%	13.86%
2019	353,683	1.97		695,622	2.30%	(0.45)%	17.37%
2018	363,261	1.68		608,714	1.54%	(0.45)%	(2.23)%
2017	541,382	1.71		927,851	0.80%	(0.45)%	13.27%
2016	508,543	1.51		769,443	1.35%	(0.45)%	3.56%
(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Ivy VIP Science & Tech Cl II
2020	1,762,008	$5.97	$10,525,685	0.00%	(0.23)%	35.77%
2019	1,442,959	4.40	6,348,734	0.00%	(0.45)%	50.16%
2018	1,312,507	2.93	3,845,813	0.00%	(0.45)%	(4.80)%
2017	1,223,708	3.08	3,766,606	0.00%	(0.45)%	32.71%
2016	1,161,806	2.32	2,694,675	0.00%	(0.45)%	2.00%
Ivy VIP Securian RE Sec Cl II
2020	237,656	2.11	500,288	1.73%	(0.23)%	(2.83)%
2019	226,371	2.17	490,427	1.57%	(0.45)%	24.99%
2018	225,622	1.73	391,077	1.54%	(0.45)%	(5.14)%
2017	212,899	1.83	389,036	1.26%	(0.45)%	5.86%
2016	183,764	1.73	317,209	1.02%	(0.45)%	4.73%
Ivy VIP Small Cap Core Cl II
2020	356,156	3.20	1,141,117	0.00%	(0.23)%	7.35%
2019	296,276	2.98	884,271	0.00%	(0.45)%	24.89%
2018	211,445	2.39	505,316	0.12%	(0.45)%	(10.08)%
2017	219,131	2.66	582,391	0.00%	(0.45)%	14.24%
2016	201,995	2.33	469,943	0.39%	(0.45)%	29.46%
Ivy VIP Small Cap Growth Cl II
2020	527,699	3.63	1,914,003	0.00%	(0.23)%	38.08%
2019	557,099	2.63	1,463,367	0.00%	(0.45)%	23.93%
2018	561,572	2.12	1,190,324	0.35%	(0.45)%	(3.68)%
2017	325,997	2.20	717,377	0.00%	(0.45)%	23.67%
2016	326,592	1.78	581,132	0.00%	(0.45)%	3.38%
Ivy VIP Value Cl II
2020	373,854	2.59	967,944	1.96%	(0.23)%	2.29%
2019	352,200	2.53	891,432	0.79%	(0.45)%	26.90%
2018	325,801	1.99	649,825	1.94%	(0.45)%	(6.81)%
2017	351,473	2.14	752,299	1.37%	(0.45)%	13.00%
2016	325,263	1.89	616,110	1.11%	(0.45)%	11.64%
Janus Henderson Balanced IS
2020	818,198	1.26	1,027,256	2.05%	0.00%	14.31%
2019 (a)	98,094	1.10	107,739	2.23%	0.00%	10.39%
Janus Henderson Flexible Bond IS
2020	89,033	1.17	104,517	3.73%	0.00%	10.48%
2019 (a)	13,884	1.06	14,752	2.75%	0.00%	6.16%
Janus Henderson Forty IS
2020	447,793	1.57	701,532	0.26%	0.00%	39.40%
2019 (a)	153,248	1.12	172,227	0.22%	0.00%	13.49%
Janus Henderson Mid Cap Val IS
2020	190,549	1.09	207,986	1.50%	0.00%	(0.92)%
2019 (a)	50,171	1.10	55,270	1.64%	0.00%	11.10%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Janus Henderson Overseas IS
2020	2,594,213	$1.31		$3,385,985	1.38%	0.00%	16.30%
2019	2,607,083	1.12		2,925,939	1.92%	0.00%	27.02%
2018	2,631,352	0.88		2,325,010	1.76%	0.00%	(14.94)%
2017	2,606,338	1.04		2,707,470	1.67%	0.00%	31.12%
2016	2,519,353	0.79		1,995,991	4.65%	0.00%	(6.43)%
Janus Henderson Research IS
2020	797,888	4.12		3,285,649	0.41%	0.00%	32.95%
2019	808,705	3.10		2,504,760	0.47%	0.00%	35.52%
2018	743,623	2.28		1,699,577	0.55%	0.00%	(2.58)%
2017	722,657	2.34		1,695,363	0.39%	0.00%	27.88%
2016	759,664	1.83		1,393,605	0.56%	0.00%	0.52%
MFS VIT – Mid Cap Growth Ser IC
2020	222,203	1.51		335,921	0.00%	(0.10)%	36.66%
2019 (a)	35,770	1.11		39,570	0.00%	(0.20)%	11.70%
MFS VIT II – Intl Intrinsic Val IC
2020	3,744,221	1.76	to 1.79	6,699,327	1.02%	(0.10)%	20.68%
2019	3,393,103	1.46	to 1.49	5,030,573	1.91%	(0.20)%	26.20%
2018	2,839,088	1.16	to 1.18	3,335,593	1.17%	(0.20)%	(9.31)%
2017	2,034,403	1.28	to 1.30	2,637,229	1.65%	(0.20)%	27.40%
2016	1,144,421	1.00	to 1.02	1,165,407	1.73%	(0.20)%	4.26%
MorgStanley VIF Emg Mk Eq Cl 2
2020	3,790,787	1.37	to 1.42	5,359,412	1.33%	(0.25)%	14.75%
2019	3,371,463	1.19	to 1.24	4,163,618	0.99%	(0.50)%	20.05%
2018	2,721,906	0.99	to 1.03	2,800,987	0.40%	(0.35)%	(17.20)%
2017	2,376,047	1.20	to 1.25	2,957,990	0.72%	(0.35)%	35.49%
2016	2,056,492	0.88	to 0.92	1,890,504	0.45%	(0.35)%	6.99%
Morningstar Aggr Growth ETF Cl I
2020	29,798,743	1.80	to 2.25	60,173,583	2.17%	(0.07)%	10.44%
2019	28,109,420	1.63	to 2.04	51,854,932	1.88%	(0.13)%	22.60%
2018	25,991,876	1.33	to 1.66	39,540,314	1.64%	(0.13)%	(9.05)%
2017	24,132,551	1.46	to 1.83	41,004,562	1.53%	(0.13)%	20.32%
2016	21,069,221	1.22	to 1.52	30,049,347	1.66%	(0.12)%	11.58%
Morningstar Balanced ETF Cl I
2020	8,193,546	1.59	to 2.05	16,270,528	2.41%	(0.07)%	9.51%
2019	7,926,378	1.46	to 1.87	14,390,997	2.35%	(0.13)%	16.72%
2018	8,039,450	1.25	to 1.60	12,560,050	2.24%	(0.13)%	(5.90)%
2017	7,839,863	1.32	to 1.70	13,066,005	2.00%	(0.13)%	13.79%
2016	7,067,338	1.16	to 1.49	10,389,472	2.05%	(0.12)%	8.82%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Morningstar Conservative ETF Cl I
2020	1,385,956	$1.32	to 1.63	$2,173,015	1.83%	(0.07)%	6.89%
2019	1,610,642	1.24	to 1.52	2,390,239	2.34%	(0.13)%	9.89%
2018	1,553,244	1.13	to 1.39	2,102,025	2.40%	(0.13)%	(1.96)%
2017	1,570,689	1.15	to 1.41	2,181,315	1.92%	(0.13)%	6.58%
2016	1,658,612	1.08	to 1.33	2,173,566	1.84%	(0.12)%	5.01%
Morningstar Growth ETF Cl I
2020	35,416,574	1.73	to 2.21	75,329,634	2.34%	(0.07)%	10.36%
2019	35,127,505	1.56	to 2.00	67,996,016	1.95%	(0.13)%	20.29%
2018	38,092,159	1.30	to 1.66	61,213,192	1.85%	(0.13)%	(7.73)%
2017	38,989,765	1.41	to 1.80	68,253,548	1.60%	(0.13)%	17.83%
2016	38,433,534	1.20	to 1.53	57,335,375	1.74%	(0.12)%	10.01%
Morningstar Inc & Gro Asset All Cl I
2020	1,621,364	1.46	to 1.84	2,902,126	2.67%	(0.07)%	8.82%
2019	1,490,250	1.34	to 1.69	2,456,261	2.35%	(0.13)%	13.34%
2018	1,638,454	1.19	to 1.49	2,398,218	2.36%	(0.13)%	(3.87)%
2017	1,723,136	1.23	to 1.55	2,639,292	2.12%	(0.13)%	10.26%
2016	1,730,229	1.12	to 1.40	2,411,484	2.13%	(0.12)%	6.86%
Neuberger Berman Sustain Eq Cl I
2020	232,384	1.31		303,967	1.19%	0.00%	19.56%
2019 (a)	22,103	1.09		24,181	0.44%	0.00%	10.59%
PIMCO VIT Global Div Alloc Adv Cl
2020	6,415,269	1.34	to 1.35	8,581,793	3.20%	(0.13)%	4.15%
2019	5,874,313	1.28	to 1.30	7,544,836	2.71%	(0.20)%	21.86%
2018	4,746,916	1.05	to 1.06	5,003,195	1.92%	(0.20)%	(8.86)%
2017	3,531,621	1.16	to 1.17	4,084,126	3.24%	(0.25)%	17.10%
2016	2,220,309	0.99	to 1.00	2,192,692	2.08%	(0.15)%	7.80%
PIMCO VIT Low Duration IS
2020	61,341	1.06		64,878	1.18%	0.00%	3.15%
2019 (a)	12,161	1.03		12,470	1.94%	0.00%	2.53%
PIMCO VIT Total Return IS
2020	441,735	1.14		505,492	2.23%	0.00%	8.81%
2019 (a)	181,826	1.05		191,222	2.22%	0.00%	5.16%
Putnam VT Equity Income Cl IA
2020	142,484	1.18		168,752	1.67%	0.00%	6.06%
2019 (a)	23,414	1.12		26,147	0.00%	0.00%	12.46%
Putnam VT Growth Opp Cl IA
2020	486,110	1.55		753,853	0.20%	0.00%	39.09%
2019 (a)	230,656	1.11		257,176	0.00%	0.00%	12.37%
Putnam VT Intl Eq Cl IA
2020	43,197	1.23		53,233	1.49%	0.00%	12.35%
2019 (a)	18,470	1.10		20,259	0.00%	0.00%	10.25%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Core Bond Cl 1
2020	3,539,229	$1.27	to 1.75	$5,500,035	0.00%	(0.03)%	7.19%
2019	3,455,828	1.18	to 1.64	5,031,827	0.00%	(0.05)%	9.23%
2018	2,704,031	1.08	to 1.50	3,609,403	0.00%	(0.05)%	(0.54)%
2017	1,896,656	1.09	to 1.51	2,597,293	0.00%	(0.05)%	5.00%
2016	1,563,397	1.04	to 1.44	2,082,333	0.00%	(0.05)%	4.68%
SFT Dynamic Mgd Vol
2020	15,503,222	1.59	to 1.61	24,699,324	0.00%	(0.13)%	10.86%
2019	14,803,274	1.44	to 1.46	21,272,697	0.00%	(0.25)%	21.11%
2018	13,030,674	1.19	to 1.20	15,459,234	0.00%	(0.25)%	(2.67)%
2017	11,065,343	1.22	to 1.23	13,487,355	0.00%	(0.22)%	18.12%
2016	7,514,439	1.03	to 1.05	7,752,559	0.00%	(0.05)%	8.83%
SFT Govt Money Market
2020	35,128	1.01		35,648	0.17%	(0.13)%	0.38%
2019 (a)	23,457	1.01		23,715	0.76%	(0.25)%	1.09%
SFT Index 400 MC Cl 1
2020	6,034,304	1.62	to 3.42	15,834,129	0.00%	(0.03)%	13.39%
2019	5,141,154	1.43	to 3.02	12,085,390	0.00%	(0.05)%	25.89%
2018	4,048,539	1.13	to 2.40	7,656,747	0.00%	(0.05)%	(11.31)%
2017	2,948,734	1.28	to 2.70	6,372,101	0.00%	(0.05)%	15.96%
2016	2,215,249	1.10	to 2.33	4,265,120	0.00%	(0.05)%	20.40%
SFT Index 500 Cl 1
2020	16,048,761	1.96	to 3.62	48,099,792	0.00%	(0.05)%	18.28%
2019	13,518,913	1.66	to 3.06	34,914,000	0.00%	(0.10)%	31.33%
2018	10,025,457	1.26	to 2.33	19,652,665	0.00%	(0.10)%	(4.47)%
2017	7,795,082	1.32	to 2.44	16,311,308	0.00%	(0.10)%	21.66%
2016	4,768,517	1.09	to 2.00	8,348,756	0.00%	(0.10)%	11.83%
SFT Intl Bond Cl 1
2020	956,506	1.60		1,531,534	0.00%	0.00%	(6.12)%
2019	818,326	1.71		1,395,694	0.00%	0.00%	1.93%
2018	739,424	1.67		1,237,237	0.00%	0.00%	1.46%
2017	687,606	1.65		1,133,940	0.00%	0.00%	1.38%
2016	674,655	1.63		1,097,472	0.00%	0.00%	3.35%
SFT Ivy Growth
2020	1,550,493	2.45	to 2.51	3,871,060	0.00%	(0.23)%	31.09%
2019	1,131,769	1.87	to 1.92	2,153,332	0.00%	(0.45)%	37.10%
2018	800,223	1.36	to 1.40	1,110,487	0.00%	(0.45)%	2.67%
2017	374,799	1.33	to 1.36	506,864	0.00%	(0.45)%	29.80%
2016	151,395	1.02	to 1.05	157,590	0.00%	(0.45)%	1.36%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Ivy Small Cap Growth
2020	1,367,407	$2.30	to 2.37	$3,224,086	0.00%	(0.23)%	36.67%
2019	977,917	1.68	to 1.74	1,686,254	0.00%	(0.45)%	24.22%
2018	672,789	1.35	to 1.40	935,532	0.00%	(0.45)%	(3.49)%
2017	429,302	1.40	to 1.45	619,369	0.00%	(0.45)%	25.86%
2016	217,418	1.11	to 1.15	249,263	0.00%	(0.45)%	21.64%
SFT Mgd Vol Equity
2020	9,418,682	1.26	to 1.29	12,139,049	0.00%	(0.13)%	(5.19)%
2019	8,302,330	1.32	to 1.36	11,287,859	0.00%	(0.25)%	16.97%
2018	6,500,479	1.13	to 1.16	7,556,092	0.00%	(0.25)%	(4.70)%
2017	4,368,005	1.19	to 1.22	5,328,803	0.00%	(0.22)%	16.51%
2016	22,154,447	1.02	to 1.05	23,235,068	0.00%	(0.05)%	4.21%
SFT Real Estate Cl 1
2020	3,245,359	1.34	to 2.47	6,432,864	0.00%	(0.05)%	(2.52)%
2019	2,801,049	1.37	to 2.54	5,827,812	0.00%	(0.10)%	24.99%
2018	2,402,122	1.10	to 2.03	4,096,140	0.00%	(0.10)%	(5.07)%
2017	1,933,959	1.16	to 2.14	3,556,625	0.00%	(0.10)%	5.74%
2016	1,599,163	1.09	to 2.02	2,895,857	0.00%	(0.10)%	4.77%
SFT T. Rowe Price Value
2020	2,071,636	1.58	to 1.62	3,318,634	0.00%	(0.23)%	10.40%
2019	1,560,586	1.43	to 1.46	2,266,989	0.00%	(0.45)%	26.42%
2018	1,271,719	1.13	to 1.16	1,462,598	0.00%	(0.45)%	(9.39)%
2017	828,098	1.25	to 1.28	1,053,894	0.00%	(0.45)%	19.14%
2016	386,161	1.05	to 1.07	412,391	0.00%	(0.45)%	11.14%
SFT Wellington Core Equity Cl 1
2020	552,834	1.90	to 1.95	1,060,459	0.00%	(0.12)%	18.44%
2019	397,187	1.60	to 1.65	644,194	0.00%	(0.22)%	34.33%
2018	226,282	1.19	to 1.22	274,520	0.00%	(0.20)%	(1.89)%
2017	135,773	1.22	to 1.25	168,249	0.00%	(0.20)%	21.66%
2016	81,183	1.00	to 1.03	82,675	0.00%	(0.20)%	5.30%
TOPS Mgd Risk Flex ETF
2020	8,185,814	1.22	to 1.24	10,027,771	1.85%	(0.13)%	5.33%
2019	7,582,832	1.16	to 1.17	8,819,279	1.71%	(0.25)%	14.86%
2018	6,470,208	1.01	to 1.02	6,551,869	1.27%	(0.25)%	(6.22)%
2017	4,943,171	1.08	to 1.09	5,337,296	1.14%	(0.25)%	11.52%
2016	3,258,992	0.97	to 0.98	3,155,262	0.93%	(0.25)%	5.62%
Vanguard VIF Balanced
2020	4,619,194	2.84		13,106,712	2.58%	0.00%	10.68%
2019	3,888,675	2.56		9,969,212	2.56%	0.00%	22.48%
2018	3,315,343	2.09		6,939,129	2.15%	0.00%	(3.41)%
2017	2,695,148	2.17		5,840,147	2.22%	0.00%	14.72%
2016	2,332,920	1.89		4,406,677	1.61%	0.00%	11.01%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Vanguard VIF Capital Growth
2020	2,984,051	$4.55		$13,590,666	1.39%	0.00%	17.47%
2019	2,507,341	3.88		9,720,959	1.07%	0.00%	26.50%
2018	2,521,219	3.06		7,727,199	0.83%	0.00%	(1.18)%
2017	2,363,671	3.10		7,330,697	1.10%	0.00%	28.83%
2016	1,964,506	2.41		4,729,211	1.06%	0.00%	10.84%
Vanguard VIF Diversified Value
2020	1,928,872	2.63		5,077,394	2.42%	0.00%	11.78%
2019	1,282,093	2.35		3,019,227	2.66%	0.00%	25.70%
2018	1,040,435	1.87		1,949,233	2.35%	0.00%	(9.12)%
2017	848,095	2.06		1,748,259	2.61%	0.00%	13.16%
2016	723,180	1.82		1,317,433	2.40%	0.00%	12.96%
Vanguard VIF Equity Income
2020	3,510,023	3.01		10,561,014	2.61%	0.00%	3.25%
2019	2,995,546	2.91		8,729,447	2.37%	0.00%	24.43%
2018	2,725,954	2.34		6,384,254	2.17%	0.00%	(5.96)%
2017	2,375,986	2.49		5,917,589	2.36%	0.00%	18.25%
2016	2,190,454	2.11		4,613,635	2.30%	0.00%	15.07%
Vanguard VIF High Yield Bond
2020	1,183,628	2.31		2,732,995	5.34%	0.00%	5.67%
2019	1,089,399	2.19		2,380,403	5.62%	0.00%	15.67%
2018	971,175	1.89		1,834,536	4.63%	0.00%	(2.73)%
2017	877,598	1.94		1,704,322	4.55%	0.00%	7.01%
2016	754,417	1.81		1,369,192	5.04%	0.00%	11.35%
Vanguard VIF International
2020	6,854,085	2.75	to 3.27	21,045,048	1.18%	0.00%	57.58%
2019	6,635,647	1.75	to 2.08	12,960,498	1.34%	0.00%	31.22%
2018	5,362,407	1.33	to 1.58	7,987,100	0.71%	0.00%	(12.61)%
2017	4,221,569	1.52	to 1.81	7,190,988	0.99%	0.00%	42.67%
2016	3,389,252	1.07	to 1.27	4,069,598	1.28%	0.00%	1.88%
Vanguard VIF Money Market
2020	116,449	1.10		128,677	0.73%	0.00%	0.51%
2019	286,369	1.10		314,791	2.32%	0.00%	2.26%
2018	1,025,531	1.07		1,102,330	1.94%	0.00%	1.98%
2017	1,152,600	1.05		1,214,908	0.98%	0.00%	1.01%
2016	1,976,645	1.04		2,062,704	0.49%	0.00%	0.48%
Vanguard VIF Short-Term Inv-Gr
2020	880,132	1.49		1,309,397	2.56%	0.00%	5.50%
2019	633,035	1.41		892,732	2.53%	0.00%	5.69%
2018	538,900	1.33		719,038	1.71%	0.00%	1.04%
2017	522,227	1.32		689,619	1.95%	0.00%	2.09%
2016	485,501	1.29		627,990	1.79%	0.00%	2.72%

(Continued)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31				For the years or period ended December 31
	Units Outstanding	Unit Fair Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Vanguard VIF Small Co Growth
2020	4,926,398	$1.89	to 4.49	$17,145,814	0.62%	0.00%	23.18%
2019	4,321,106	1.54	to 3.65	12,513,809	0.48%	0.00%	28.11%
2018	3,737,529	1.20	to 2.85	8,676,006	0.36%	0.00%	(7.26)%
2017	3,064,944	1.29	to 3.07	7,726,638	0.44%	0.00%	23.46%
2016	2,378,190	1.05	to 2.49	5,052,343	0.32%	0.00%	14.94%
Vanguard VIF Total Bond Market
2020	3,208,638	1.68		5,389,804	2.27%	0.00%	7.58%
2019	2,246,166	1.56		3,507,174	2.41%	0.00%	8.67%
2018	1,777,658	1.44		2,554,102	2.26%	0.00%	(0.13)%
2017	1,611,565	1.44		2,318,461	2.28%	0.00%	3.48%
2016	1,453,745	1.39		2,021,061	1.92%	0.00%	2.47%
Vanguard VIF Total Stock Market
2020	3,203,316	3.68		11,787,964	1.52%	0.00%	20.55%
2019	2,539,747	3.05		7,752,582	1.49%	0.00%	30.75%
2018	2,158,023	2.33		5,038,120	1.45%	0.00%	(5.34)%
2017	1,909,454	2.47		4,709,183	1.76%	0.00%	20.97%
2016	1,613,487	2.04		3,289,530	1.27%	0.00%	12.56%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual policy total returns may differ from the stated return due to new products that launched during the period.

(a) For the period from May 1, 2019 through December 31, 2019.

(8)  Subsequent Events

Management has evaluated subsequent events through March 26, 2021, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2020

Independent Auditors’ Report
The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
1

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the each of the years in the three-year period ended December 31, 2020.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Minnesota Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP
Minneapolis, Minnesota
April 1, 2021
    2

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2020 and 2019
(in thousands)

Admitted Assets	2020	2019

Bonds	$20,270,889	$18,072,283
Common stocks	484,057	486,402
Mortgage loans, net	4,591,098	4,148,884
Derivative instruments	1,392,416	845,188
Other invested assets	1,276,195	957,410
Policy loans	643,006	588,342
Investments in affiliated companies	446,791	447,288
Cash, cash equivalents and short-term investments	230,319	146,581
Total invested assets	29,334,771	25,692,378

Premiums deferred and uncollected	351,588	254,705
Current income tax recoverable	15,457	26,144
Deferred income taxes	87,518	219,821
Other assets	466,735	440,134
Total assets, excluding separate accounts	30,256,069	26,633,182

Separate account assets	29,949,850	29,744,142
Total assets	$60,205,919	$56,377,324

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$12,950,687	$11,510,971
Annuities and other fund deposits	9,931,647	8,882,965
Accident and health	164,219	159,724
Policy claims in process of settlement	558,785	444,949
Dividends payable to policyholders	34,542	38,441
Other policy liabilities	1,680,769	1,585,522
Asset valuation reserve	378,709	313,296
Accrued commissions and expenses	129,163	143,230
Other liabilities	1,108,646	442,791
Total liabilities, excluding separate accounts	26,937,167	23,521,889

Separate account liabilities	29,920,160	29,706,570
Total liabilities	56,857,327	53,228,459

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized,
issued and outstanding	5,000	5,000
Additional paid in capital	216,540	216,540
Surplus notes	118,000	118,000
Unassigned surplus	3,009,052	2,809,325
Total capital and surplus	3,348,592	3,148,865
Total liabilities and capital and surplus	$60,205,919	$56,377,324
See accompanying notes to statutory financial statements.

3

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2020, 2019 and 2018
(in thousands)

Statements of Operations	2020	2019	2018

Revenues:
Premiums	$3,705,333	$3,746,844	$3,716,312
Annuity considerations	3,958,327	4,875,299	3,830,326
Net investment income	972,426	883,733	792,410
Investment management, administration and contract guarantee fees	278,611	277,734	275,707
Other income	142,822	144,456	166,259
Total revenues	9,057,519	9,928,066	8,781,014

Benefits and expenses:
Policyholder benefits	8,656,114	5,082,862	5,372,746
Increase in policy reserves	2,589,548	3,411,475	2,028,067
General insurance expenses and taxes	475,604	452,960	373,762
Salaries and wages	223,830	205,738	193,743
Group service and administration fees	63,827	63,673	59,849
Commissions	483,082	528,374	501,200
Separate account transfers, net	(3,312,811)	247,614	318,521
Total benefits and expenses	9,179,194	9,992,696	8,847,888

Loss from operations before dividends, federal
income taxes and net realized capital gains (losses)	(121,675)	(64,630)	(66,874)

Dividends to policyholders	34,728	40,829	42,378
Loss from operations before federal income tax expense (benefit)
and net realized capital gains (losses)	(156,403)	(105,459)	(109,252)

Federal income tax expense (benefit)	(45,725)	10,477	2,442
Loss from operations before net realized capital gains (losses)	(110,678)	(115,936)	(111,694)

Net realized capital gains (losses), net of transfers to interest
maintenance reserve and federal income taxes	85,831	(40,295)	186,420
Net income (loss)	$(24,847)	$(156,231)	$74,726

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,148,865	$2,848,967	$3,059,925
Net income (loss)	(24,847)	(156,231)	74,726
Net change in unrealized capital gains and losses	145,140	415,781	(257,804)
Net change in deferred income tax	(133,111)	112,220	34,167
Change in asset valuation reserve	(65,413)	(151,185)	92,190
Net change in separate account surplus	(1,226)	3,335	461
Dividends to stockholder	(1,967)	—	(9,647)
Change in unauthorized reinsurance	(2,251)	(1,330)	(2,208)
Change in non-admitted assets	42,878	71,066	(166,428)
Change in reserves due to change in valuation basis	96,659	43,552	—
Capital contribution	—	—	20,006
Change in accounting principle	124,282	—	—
Other, net	19,583	(37,310)	3,579
Capital and surplus, end of year	$3,348,592	$3,148,865	$2,848,967
See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2020, 2019 and 2018
(in thousands)

Cash Flow from Operating Activities	2020	2019	2018

Revenues:
Premiums and annuity considerations	$8,075,231	$9,094,816	$7,971,586
Net investment income	974,520	872,727	782,614
Total receipts	9,049,751	9,967,543	8,754,200

Benefits and expenses paid:
Policyholder benefits	8,466,576	5,174,334	5,313,921
Dividends to policyholders	38,627	42,877	46,140
Commissions and expenses	1,225,635	1,199,259	1,141,411
Separate account transfer, net	(3,325,428)	249,800	302,939
Federal income taxes	(3,992)	60,684	53,751
Total payments	6,401,418	6,726,954	6,858,162

Cash provided from operations	2,648,333	3,240,589	1,896,038

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,265,050	2,864,055	3,719,165
Common stocks	189,539	148,202	220,412
Mortgage loans	471,211	500,659	383,096
Derivative instruments	435,871	286,560	477,497
Other invested assets	119,456	112,254	138,775
Separate account redemptions	6,097	294	25,114
	4,487,224	3,912,024	4,964,059

Cost of investments acquired:
Bonds	5,422,410	5,438,196	5,031,445
Common stocks	206,648	176,235	201,086
Mortgage loans	913,419	1,034,674	997,476
Derivative instruments	316,745	292,474	400,800
Other invested assets	157,485	156,043	119,920
Separate account investments	957	373	435
Securities in transit, net	91,568	22,986	(13,317)
Other provided, net	55,158	69,206	50,660
	7,164,390	7,190,187	6,788,505

Cash applied to investing	(2,677,166)	(3,278,163)	(1,824,446)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	—	(50,000)	(225,000)
Net deposits on deposit-type contract funds	15,723	59,115	18,504
Contributed capital	—	—	11,500
Other cash provided (applied)	96,848	113,522	(1,882)

Cash provided from (applied to) financing	112,571	122,637	(196,878)

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	83,738	85,063	(125,286)
Beginning of the year	146,581	61,518	186,804
End of the year	$230,319	$146,581	$61,518
See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2020, 2019 and 2018
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•Group life insurance and voluntary products to private and public employers.
•Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•Life insurance protection through banks, credit unions, and finance companies.

The Company serves over 15 million people through more than 5,200 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

•Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)
6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

(Continued)
7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

•The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

(Continued)
8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In March 2020, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2020 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

In December 2019, the NAIC adopted revisions to SSAP No. 61R, Life, Deposit-type and Accident and Health Reinsurance, to provide new disclosures on reinsurance contracts that have risk-limiting features. The disclosure requirements are effective for 2020 reporting and are included in note 14 Reinsurance.

In April 2019, the NAIC adopted revisions to SSAP No. 92, Postretirement Benefits Other than Pensions and SSAP No.102, Pensions, which removes and clarifies certain disclosure requirements related to the Company’s pension and other postretirement plans. The revised statement was effective and adopted for 2019 reporting and resulted in the removal of certain disclosures in note 12 Pension Plans and Other Retirement Plans.

In April 2019, the NAIC adopted revisions to SSAP No. 100R, Fair Value, to remove the disclosure requirement for the transfers between level 1 and 2 in the fair value hierarchy and the Company’s policy for determining transfers between levels. The revised statement was effective and adopted for 2019 reporting and resulted in the removal of certain disclosures in note 4 Fair Value of Financial Instruments.

In November 2018, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2019 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)
9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,086 and $30,085 at December 31, 2020 and 2019, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2020 and 2019, the Company sold, redeemed or otherwise disposed 89 and 47 CUSIPs, respectively, as a result of a callable feature which generated investment income of $10,132 and $6,698, respectively, from prepayment penalties and acceleration fees.

Preferred stocks are carried at cost less any OTTI adjustments and are classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.50% to 4.60% during 2020. In 2020, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 69%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

(Continued)
10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was $53,426 and $49,828 at December 31, 2020 and 2019, respectively. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,768 and $3,705 as of December 31, 2020 and 2019, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $126,518 and $(22,963) at December 31, 2020 and 2019, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2020 and 2019 totaled $111,391 and $7,141, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)
11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

The Company holds “To-Be-Announced” (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.
(Continued)
12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2020 or 2019.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $29,690 and $37,571 at December 31, 2020 and 2019, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2020 and 2019, the CARVM and CRVM allowances were $(289,291) and $(301,794), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $49,654 and $44,414 as of December 31, 2020 and 2019, respectively, all of which is non-admitted, and amortized software expense of $9,663, $10,628 and $12,183 for the years ended December 31, 2020, 2019 and 2018, respectively.

(Continued)
13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $166,785 and $333,945 at December 31, 2020 and 2019, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Reinsurance gains arising in the initial calendar year of certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company adopted the principles-based approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2020 and 2019, the amounts of surrender values in excess of reserves were $1,434,037 and $1,214,539, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2020 and 2019, the Company had $12,478,930 and $14,163,056, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

(Continued)
14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and in included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2020 and 2019, the total participating business in force was $1,934,794 and $2,027,301, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2020 and 2019.

For 2020, 2019 and 2018, premiums under individual and group life participating policies were $39,661, $41,908 and $41,963, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2020, 2019 and 2018 in the amount of $8,681, $7,022, and $7,249, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

(Continued)
15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3) Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
•Investment-related risks such as those related to valuation, impairment, and concentration.
•Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
•Catastrophic and pandemic event-related risks such as COVID-19 that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
•Acquisition, disposition, or other structural change related risks.
•Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(Continued)
16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2020 and 2019.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks	$468,732	$—	$1,525	$470,257
Derivative instruments	170,665	1,221,751	—	1,392,416
Cash equivalents	65,374	—	—	65,374
Separate account assets	6,742,047	23,197,144	10,659	29,949,850
Total financial assets	$7,446,818	$24,418,895	$12,184	$31,877,897

Derivative instruments (1)	$876	$704,829	$—	$705,705
Total financial liabilities	$876	$704,829	$—	$705,705

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)
17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common stocks	$472,062	$—	$540	$472,602
Derivative instruments	69,400	775,788	—	845,188
Cash equivalents	121,416	—	—	121,416
Separate account assets	5,896,776	23,841,446	5,920	29,744,142
Total financial assets	$6,559,654	$24,617,234	$6,460	$31,183,348

Derivative instruments (1)	$23	$287,216	$—	$287,239
Total financial liabilities	$23	$287,216	$—	$287,239

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Common stocks

The Company’s common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)
18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2020:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,920	$—	$3,604	$1,185	$—	$(50)	$10,659
Common stocks	540	—	763	222	—	—	1,525
Total financial assets	$6,460	$—	$4,367	$1,407	$—	$(50)	$12,184

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2020:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$3,235	$(2,050)	$—	$1,185
Common stocks	222	—	—	222
Total financial assets	$3,457	$(2,050)	$—	$1,407

(Continued)
19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2019:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,045	$—	$443	$432	$—	$—	$5,920
Common stocks	—	—	—	540	—	—	540
Total financial assets	$5,045	$—	$443	$972	$—	$—	$6,460

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2019:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$905	$(473)	$—	$432
Common stock	540	—	—	540
Total financial assets	$1,445	$(473)	$—	$972

At December 31, 2020 and 2019, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

(Continued)
20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2020:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$456,880	$444,279	$456,880	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	851,735	784,404	—	851,735	—	—
Foreign government securities	17,286	15,428	—	17,286	—	—
Corporate securities	16,237,843	14,278,964	3,924	13,291,703	2,942,216	—
Asset-backed securities	721,273	708,125	—	691,861	29,412	—
Commercial mortgage-backed
securities (CMBS)	2,045,624	1,912,883	—	2,045,624	—	—
Residential mortgage-backed
securities (RMBS)	2,270,249	2,126,806	—	2,270,249	—	—
Total bonds	22,600,890	20,270,889	460,804	19,168,458	2,971,628	—
Common stock	470,257	484,057	468,732	—	1,525	13,800
Preferred stock	72,314	66,218	16,319	30,457	25,538	—
Mortgage loans	4,782,309	4,591,098	—	—	4,782,309	—
Derivative instruments:
Other derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Total derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Policy loans	775,359	643,006	—	—	775,359	—
Short-term investments	111,403	111,391	109,891	1,512	—	—
Cash equivalents	190,013	190,011	190,013	—	—	—
Surplus notes	123,032	106,783	—	123,032	—	—
Separate account assets	29,949,850	29,949,850	6,742,047	23,197,144	10,659	—
Total financial assets	$60,467,843	$57,805,719	$8,158,471	$43,742,354	$8,567,018	$13,800

Deferred annuities	2,313,466	2,125,301	—	—	2,313,466	—
Other fund deposits	3,221,982	3,217,389	—	—	3,221,982	—
Supplementary contracts without
life contingencies	142,855	142,855	—	—	142,855	—
Annuity certain contracts	116,748	109,615	—	—	116,748	—
Borrowed money	95,036	95,000	—	—	95,036	—
Derivative liabilities (1)	705,705	705,705	876	704,829	—	—
Separate account liabilities	26,148,077	26,148,077	6,742,047	19,395,371	10,659	—
Total financial liabilities	$32,743,869	$32,543,942	$6,742,923	$20,100,200	$5,900,746	$—

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2020:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)
21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2019:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$557,248	$545,386	$557,248	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	857,398	807,698	—	857,398	—	—
Foreign government securities	28,164	26,324	—	28,164	—	—
Corporate securities	13,402,721	12,471,875	3,050	11,107,735	2,291,936	—
Asset-backed securities	710,510	691,559	—	674,484	36,026	—
CMBS	1,804,777	1,743,322	—	1,804,777	—	—
RMBS	1,883,547	1,786,119	—	1,883,547	—	—
Total bonds	19,244,365	18,072,283	560,298	16,356,105	2,327,962	—
Common stock	472,602	486,402	472,062	—	540	13,800
Preferred stock	68,788	64,762	19,560	31,077	18,151	—
Mortgage loans	4,251,570	4,148,884	—	—	4,251,570	—
Derivative instruments:
Other derivative instruments	845,188	845,188	69,400	775,788	—	—
Total derivative instruments	845,188	845,188	69,400	775,788	—	—
Policy loans	707,512	588,342	—	—	707,512	—
Short-term investments	7,141	7,141	5,477	1,664	—	—
Cash equivalents	210,920	210,912	210,169	751	—	—
Surplus notes	103,150	94,015	—	103,150	—	—
Separate account assets	29,744,142	29,744,142	5,896,776	23,841,446	5,920	—
Total financial assets	$55,655,378	$54,262,071	$7,233,742	$41,109,981	$7,311,655	$13,800

Deferred annuities	$2,324,624	$2,543,049	$—	$—	$2,324,624	$—
Other fund deposits	2,363,878	2,365,339	—	—	2,363,878	—
Supplementary contracts without
life contingencies	145,377	145,377	—	—	145,377	—
Annuity certain contracts	115,551	110,088	—	—	115,551	—
Borrowed money	45,174	45,000	—	—	45,174	—
Derivative liabilities (1)	287,239	287,239	23	287,216	—	—
Separate account liabilities	20,475,110	20,475,110	5,896,776	14,572,414	5,920	—
Total financial liabilities	$25,756,953	$25,971,202	$5,896,799	$14,859,630	$5,000,524	$—

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2019:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership
(Continued)
22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.
(Continued)
23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5) Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $2,084,242 and $1,743,331 agency backed RMBS and $42,564 and $42,788 non-agency backed RMBS as of December 31, 2020 and 2019, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)
24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2020	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$444,279	$12,616	$16	$456,879
Agencies not backed by the full faith
and credit of the U.S. government	784,404	67,523	192	851,735
Foreign government securities	15,428	1,858	—	17,286
Corporate securities	14,278,964	1,969,830	10,951	16,237,843
Asset-backed securities	708,125	18,125	4,977	721,273
CMBS	1,912,883	140,830	8,089	2,045,624
RMBS	2,126,806	143,768	325	2,270,249
Total	$20,270,889	$2,354,550	$24,550	$22,600,889

December 31, 2019	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$545,386	$11,976	$114	$557,248
Agencies not backed by the full faith
and credit of the U.S. government	807,698	49,835	135	857,398
Foreign government securities	26,324	1,840	—	28,164
Corporate securities	12,471,875	942,646	11,800	13,402,721
Asset-backed securities	691,559	19,414	463	710,510
CMBS	1,743,322	62,154	699	1,804,777
RMBS	1,786,119	98,115	687	1,883,547
Total	$18,072,283	$1,185,980	$13,898	$19,244,365

The admitted asset value and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$351,448	$359,289
Due after one year through five years	4,455,509	4,836,930
Due after five years through ten years	4,237,897	4,711,664
Due after ten years	6,478,221	7,655,861
	15,523,075	17,563,744
Asset-backed and mortgage-backed securities	4,747,814	5,037,146
Total	$20,270,889	$22,600,890

(Continued)
25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2020
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$4,638	$4,654	$16	4
Agencies not backed by the full faith and credit of the U.S. government	20,701	20,893	192	4
Corporate securities	394,637	402,504	7,867	52
Asset-backed securities	178,106	182,998	4,892	47
CMBS	142,548	150,636	8,088	17
RMBS	93,569	93,894	325	13

	December 31, 2020
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Corporate securities	$31,705	$34,789	$3,084	13
Asset-backed securities	9,586	9,671	85	5
CMBS	—	1	1	2

	December 31, 2019
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$56,853	$56,967	$114	9
Agencies not backed by the full faith and credit of the U.S. government	23,400	23,534	134	7
Corporate securities	438,956	444,610	5,654	89
Asset-backed securities	92,276	92,724	448	36
CMBS	107,788	108,469	681	6
RMBS	122,203	122,649	446	20

	December 31, 2019
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$499	$500	$1	1
Corporate securities	105,678	111,824	6,146	32
Asset-backed securities	11,527	11,542	15	6
CMBS	2,674	2,692	18	7
RMBS	23,316	23,557	241	19

(Continued)
26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2020, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2020.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2020 were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2020, 98.0% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2020 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

At December 31, 2020 and 2019, bonds with a carrying value of $8,118 and $8,070, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $484,057 and $486,402 as of December 31, 2020 and 2019, respectively.

(Continued)
27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2020	$65,547	$71,383	$5,837	45
December 31, 2019	30,124	32,556	2,432	25

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2020	$7,752	$9,919	$2,167	6
December 31, 2019	8,559	10,446	1,887	12

Common stocks with unrealized losses at December 31, 2020 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,591,098 and $4,148,884 at December 31, 2020 and 2019, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $233,585 and $252,797 were sold during 2020 and 2019, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2020	2019
Industrial	$1,407,185	$1,256,399
Office buildings	746,742	586,356
Retail facilities	1,109,523	1,091,984
Apartment	1,024,308	886,139
Other	303,340	328,006
Total	$4,591,098	$4,148,884
(Continued)
28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2020	2019	2018
Balance at beginning of year	$194	$200	$204
Reduction in allowance	(6)	(6)	(4)
Balance at end of year	$188	$194	$200

As of December 31, 2020 and 2019, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2020 and 2019, there were no nonperforming loans.

There were two restructured loans with a total carrying value of $1,318 and $1,356 in the office buildings class at December 31, 2020 and 2019, respectively. For the years ended December 31, 2020, 2019 and 2018, the Company recognized total interest income of $69, $71 and $73, respectively, and recognized $69, $71 and $73, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2020. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2020.

During 2020, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance. There were no TDR’s for the year ended December 31, 2019.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2020		December 31, 2019
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$532,550	66.3%	$473,342	65.1%
Mezzanine debt funds	270,823	33.7%	253,554	34.9%
Total alternative investments	$803,373	100.0%	$726,896	100.0%

(Continued)
29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2020	2019	2018
Bonds	$740,664	$681,993	$617,612
Common stocks – unaffiliated	15,421	17,955	13,537
Mortgage loans	182,306	169,700	142,129
Policy loans	31,650	31,589	28,151
Short-term investments	2,089	4,703	3,858
Derivative instruments	14,082	2,003	2,426
Other invested assets	76,626	60,688	62,944
	1,062,838	968,631	870,657
Capitalization (amortization) of IMR	(5,150)	(7,576)	(4,702)
Investment expenses	(85,262)	(77,322)	(73,545)
Total	$972,426	$883,733	$792,410

Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $0, $4 and $2 in 2020, 2019 and 2018, respectively, and was excluded from net investment income.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2020	2019	2018
Bonds	$40,583	$29,985	$(52,496)
Common stocks – unaffiliated	(18,579)	10,090	6,752
Foreign currency exchange	(694)	(344)	(361)
Derivative instruments	127,031	(27,435)	137,093
Other invested assets	33,486	24,064	57,376
	181,827	36,360	148,364
Amount transferred to (from) the IMR, net of taxes	(43,576)	(21,459)	43,515
Income tax expense	(52,420)	(55,196)	(5,459)
Total	$85,831	$(40,295)	$186,420

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2020	2019	2018
Bonds:
Gross realized gains	$78,046	$40,990	$17,070
Gross realized losses	(22,677)	(7,222)	(67,192)
Common stocks:
Gross realized gains	$20,961	$18,766	$18,383
Gross realized losses	(35,107)	(7,706)	(11,504)

Proceeds from the sales of bonds amounted to $1,805,184, $2,085,466, and $3,026,974 for the years ended December 31, 2020, 2019 and 2018, respectively.

(Continued)
30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized no wash sales for the year ended December 31, 2020. The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2019	39	$1,211	$1,188	$(11)

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2020	2019	2018
Bonds:
U.S. government securities	$803	$402	$523
Corporate securities	12,774	3,380	1,849
Asset-backed securities	1,207	—	—
RMBS	2	1	2
Common stocks	4,433	970	127
Other invested assets	11,424	3,303	4,232
Total OTTI	$30,643	$8,056	$6,733

In relation to loan-backed and structured securities, the Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company did not recognize any OTTI on the basis of the intent to sell during 2019 or 2018. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2020, 2019 or 2018. The remaining OTTI recorded in 2020, 2019 and 2018 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

The following table summarizes loan-backed and structured securities held by the Company at December 31, 2020 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2020:

CUSIP	Book / adjusted carrying value amortized cost before OTTI	Present value of projected cash flows	Recognized OTTI	Amortized cost after OTTI	Fair value at time of OTTI	Date of financial statement where reported
073914C35	$2	$—	$1	$1	$—	12/31/2020
073914C27	1	—	—	1	—	12/31/2020

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2020	2019	2018
Bonds	$164	$556	$(14)
Common stocks – unaffiliated	6,071	66,298	(41,375)
Common stocks – affiliated	(497)	27,779	3,668
Other invested assets	57,636	3,331	25,195
Derivative instruments	121,279	430,422	(309,115)
Other	(6,307)	(6,127)	(6,467)
Deferred tax asset (liability)	(33,206)	(106,478)	70,304
Total	$145,140	$415,781	$(257,804)

(Continued)
31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2020	2019
Cost	$386,344	$394,760
Gross unrealized gains	105,717	95,950
Gross unrealized losses	(8,004)	(4,308)
Admitted asset value	$484,057	$486,402

(6) Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2020			December 31, 2019
			Fair value			Fair value
Preliminary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities (1)	Notional amount	Assets	Liabilities (1)
Interest rate	Interest rate
	swaps	$796,000	$197,496	$—	$888,500	$95,844	$8,988
	Interest rate
	swaptions	—	—	—	1,810,000	10	—
	Interest rate
	futures	2,415,180	25	25	1,001,600	13	13
Equity market	Equity futures	674,456	11	11	598,097	5	5
	Equity options	14,306,920	1,194,884	705,669	13,892,683	749,316	278,233
Total derivatives		$18,192,556	$1,392,416	$705,705	$18,190,880	$845,188	$287,239

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)
32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)
33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	December 31, 2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized
from derivatives	$127,031	$14,082	$121,279

	December 31, 2019
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$2	$2,003	$76,183
Interest rate swaptions	(1,000)	—	400
Interest rate futures	(7,962)	—	(8,310)
TBAs	411	—	—
Foreign currency forwards	(6)	—	—
Equity futures	(51,876)	—	(19,219)
Equity options	32,996	—	381,368
Total gains (losses) recognized
from derivatives	$(27,435)	$2,003	$430,422

(Continued)
34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	December 31, 2018
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$1,288	$2,585	$(13,565)
Interest rate swaptions	(3,863)	—	808
Interest rate futures	(2,923)	—	1,136
Interest rate caps	—	(159)	159
TBAs	(79)	—	—
Foreign currency forwards	(15)	—	—
Equity futures	(8,611)	—	13,529
Equity options	151,296	—	(311,182)
Total gains (losses) recognized
from derivatives	$137,093	$2,426	$(309,115)

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2020	2019	2018

Loss from operations before net realized capital gains (losses)	(110,678)	$(115,936)	$(111,694)
Net realized capital gains (losses) on derivatives	127,031	(27,435)	137,093
Net change in unrealized capital gains (losses) on derivatives	121,279	430,422	(309,115)
Tax impacts	(64,039)	(132,682)	59,877
Total	73,593	$154,369	$(223,839)

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $518,281 and $502,124 at December 31, 2020 and 2019, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2020 and 2019, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $207,855 and $120,539 at December 31, 2020 and 2019, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)
35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Premiums, considerations or deposits
for year ended December 31, 2020	$—	$—	$3,733,687	$3,733,687

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2020
For accounts with assets at:
Fair value	$599,668	$—	$29,031,201	$29,630,869

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2020
By withdrawal characteristics:
With fair value adjustment	$549,068	$—	$—	$549,068
At fair value	28,455	—	29,014,837	29,043,292
Not subject to discretionary
withdrawal	22,145	—	16,364	38,509
Total	$599,668	$—	$29,031,201	$29,630,869

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)
36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2020
Transfers as reported in the summary of operations of the
Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,733,687
Transfers from separate accounts	(7,035,088)
Net transfers to (from) separate accounts	(3,301,401)

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in
Annual Statement of the Separate Accounts	(169,412)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	263,419
Fees associated with charges for investment management and contract guarantees	(109,198)
CRVM allowance related to adjustment per note 23	3,781
Total reconciling adjustments	(11,410)
Total transfers reported in the statutory statements of operations	$(3,312,811)

(8) Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

	2020	2019	2018
Provision computed at statutory rate	$5,340	$(14,511)	$8,213
IMR amortization	1,082	1,591	987
Dividends received deduction	(24,033)	(22,393)	(21,686)
Tax credits	(13,410)	(10,387)	(7,903)
Policyholder liabilities	—	—	(2,133)
Non-admitted assets	(2,483)	(3,948)	(3,080)
Change in valuation allowance	156,000	—	—
Expense adjustments and other	(2,557)	(2,850)	(233)
Total tax	$119,939	$(52,498)	$(25,835)

Federal income tax expense (benefit)	$(45,725)	$10,477	$2,442
Tax on capital gains/losses	52,420	55,196	5,459
Change in net deferred income taxes	113,244	(118,171)	(33,736)
Total statutory income taxes	$119,939	$(52,498)	$(25,835)

(Continued)
37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2020	2019	2018
Tax on income	$(44,183)	$34,423	$16,278
Tax credits	(13,410)	(10,387)	(7,903)
Tax on capital gains/losses	52,420	55,196	5,459
Other taxes	11,868	(13,559)	(5,933)
Total income tax expense	$6,695	$65,673	$7,901

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2020	Ordinary	Capital	Total
Gross deferred tax assets	$271,579	$79,026	$350,605
Deferred tax assets non-admitted	—	—	—
	271,579	79,026	350,605
Deferred tax liabilities	(194,006)	(69,081)	(263,087)
Net admitted deferred tax asset	$77,573	$9,945	$87,518

December 31, 2019	Ordinary	Capital	Total
Gross deferred tax assets	$418,484	$63,999	$482,483
Deferred tax assets non-admitted	(37,900)	—	(37,900)
	380,584	63,999	444,583
Deferred tax liabilities	(164,729)	(60,033)	(224,762)
Net admitted deferred tax asset	$215,855	$3,966	$219,821

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$(146,905)	$15,027	$(131,878)
Deferred tax assets non-admitted	37,900	—	37,900
	(109,005)	15,027	(93,978)
Deferred tax liabilities	(29,277)	(9,048)	(38,325)
Net admitted deferred tax asset	$(138,282)	$5,979	$(132,303)

(Continued)
38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2020	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$39,339	$39,339
Adjusted gross deferred tax assets expected to be realized within three years	112,459	11,614	124,073
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	159,120	28,073	187,193
Deferred tax assets admitted	$271,579	$79,026	$350,605

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2020 was $483,670.

December 31, 2019	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$37,512	$37,512
Adjusted gross deferred tax assets expected to be realized within three years	175,582	6,727	182,309
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	205,002	19,760	224,762
Deferred tax assets admitted	$380,584	$63,999	$444,583

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2019 was $432,982.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2020	2019
Ratio percentage	995%	924%
Capital and surplus used	$3,224,466	$2,886,544

As of December 31, 2020 the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all of which was ordinary for tax purposes. As of December 31, 2019, the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset.

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 11% as of December 31, 2020 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 2% as of December 31, 2019 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)
39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2020	2019
Deferred tax assets:
Ordinary:
Policyholder liabilities	$180,218	$192,472
Investments	203	203
Deferred acquisition costs	176,699	167,563
Pension and postretirement benefits	20,890	16,318
Non-admitted assets	34,823	32,341
Other	14,746	9,587
Gross ordinary deferred tax assets	427,579	418,484
Valuation allowance	(156,000)	—
Non-admitted ordinary deferred tax assets	—	(37,900)
Admitted ordinary deferred tax asset	271,579	380,584
Capital:
Investments	77,287	63,092
Net unrealized capital losses	1,739	907
Gross capital deferred tax assets	79,026	63,999
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	79,026	63,999
Admitted deferred tax assets	350,605	444,583

Deferred tax liabilities:
Ordinary:
Investments	85,747	59,267
Fixed assets	8,753	10,747
Deferred and uncollected premium	19,461	8,436
Policyholder liabilities	41,221	45,087
Computer software	10,427	9,327
Other	28,397	31,865
Gross ordinary deferred tax liabilities	194,006	164,729
Capital:
Investments	24	78
Net unrealized capital gains	69,057	59,955
Gross capital deferred tax liabilities	69,081	60,033
Gross deferred tax liabilities	263,087	224,762
Net deferred tax asset	$87,518	$219,821
(Continued)
40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

As of December 31, 2020, management determined that a valuation allowance was required for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. As of December 31, 2019 management determined that a valuation allowance was not required for these gross deferred tax items based on management’s assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2020	2019	Change
Total deferred tax assets	$350,605	$482,483	$(131,878)
Total deferred tax liabilities	(263,087)	(224,762)	(38,325)
Change in net deferred income tax	$87,518	$257,721	(170,203)
Tax effect of deferred tax asset / deferred tax
liability on unrealized capital gains (losses)			33,206
Deferred gain from reinsurance			4,876
Tax effect of deferred tax asset on liability for
pension benefits			(990)
Net change in deferred income tax			(133,111)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of reserve surplus adjustment on deferred tax
asset			20,298
Change in net deferred income tax asset			$(113,244)

As of December 31, 2020, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $39,339 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2020.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2020	2019
Balance at beginning of year	$2,984	$3,604
Additions based on tax positions related to current year	390	300
Additions (reductions) for tax positions of prior years	(2,289)	(920)
Balance at end of year	$1,085	$2,984

Included in the balance of unrecognized tax benefits at December 31, 2020 are potential benefits of $1,085 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2020, accrued interest and penalties of $27 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $(161) is recognized as a current income tax benefit on the statutory statements of operations.

At December 31, 2020, the Company does not expect a significant increase in tax contingencies within the next 12 months.

(Continued)
41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

All tax years through 2014 are closed.  A limited scope audit of the Company’s 2015-2017 tax years was completed in 2020 and approved by the Joint Committee on Taxation. In connection with the audit, the Statute of Limitations for expiring tax years was extended to March 31, 2021. On February 16, 2021, the Company was notified of the IRS’s intent to audit the Company’s 2018 consolidated federal income tax return. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company's 2019 consolidated tax return.

(9) Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $34,893, $31,830 and $27,095 in 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, the amount due to Securian AM under these agreements was $15,987 and $13,530, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,423, $1,304 and $1,152 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company also recognized commission expense of $73,920, $90,644 and $95,955 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized commissions payable to SFS in the amounts of $1,840 and $2,067 at December 31, 2020 and 2019, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2020, 2019 and 2018, the amounts transferred were $16,339, $16,545 and $16,577, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2020 and 2019, the amount payable to the Company was $37,033 and $15,586, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2020, 2019 and 2018 were $135,425, $157,375 and $116,194, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2020, 2019 and 2018 was $14,379, $14,728 and $2,605, respectively, and the amount payable to SFG at December 31, 2020 and 2019 was $23,680 and $15,497, respectively. Settlements are made quarterly.

The Company has two group variable universal life policies with SFG. The Company received premiums of $7,600, $7,600 and $8,640 in 2020, 2019 and 2018, respectively, for these policies. The Company paid claims totaling $2,034 in 2020. No claims were paid during 2019. The Company paid claims totaling $1,741 in 2018. As of December 31, 2020 and 2019, reserves held under these policies were $101,137 and $88,296, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $12,674, $11,544 and $10,844 in 2020, 2019 and 2018, respectively.

CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $2,844, $3,081 and $3,514 in 2020, 2019 and 2018, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2020, 2019 and 2018, the Company recognized $659, $1,063 and $5,128, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2020 and 2019 was $150 and $351, respectively. These amounts are settled quarterly.

(Continued)
42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $21,581, $11,533 and $12,860 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2020, 2019 and 2018, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2020 and 2019 was $1,661 and $857, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2020 and 2019, the Company sold $38,700 and $25,100, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2020	2019
Admitted assets:
Premiums deferred and uncollected	$134,709	$118,409
Total assets	$134,709	$118,409

Liabilities
Policy reserves:
Life insurance	86,588	73,891
Accident and health	1,636	1,400
Policy claims in process of settlement	249,517	184,625
Other policy liabilities	807	445
Accrued commissions and expenses	11,025	9,687
Total liabilities	$349,573	$270,048

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2020	2019	2018
Revenues:
Premiums	$749,824	$702,167	$637,616
Total revenues	749,824	702,167	637,616

Benefits and expenses:
Policyholder benefits	742,745	593,333	562,402
Commission expense	61,860	57,929	56,184
Total benefits and expenses	804,605	651,262	618,586
Net income (loss)	$(54,781)	$50,905	$19,030
(Continued)
43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

2020
Admitted assets:
Premiums deferred and uncollected	$48,622
Other assets	30,579
Total assets	$79,201

Liabilities
Policy reserves:
Life insurance	$1,606
Policy claims in process of settlement	51,336
Other policy liabilities	30,624
Accrued commissions and expenses	1,679
Total liabilities	$83,566

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

2020
Revenues:
Premiums	$(47,984)
Total revenues	$(47,984)

Benefits and expenses:
Policyholder benefits	52,348
Commission expense	1,679
Total benefits and expenses	54,027
Net income (loss)	$6,043

(Continued)
44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2020	2019	2018
Balance at January 1	$639,574	$600,802	$613,399
Less: reinsurance recoverable	518,958	493,136	526,764
Net balance at January 1	120,616	107,666	86,635
Incurred related to:
Current year	140,442	154,762	119,526
Prior years	(14,501)	(15,049)	7,564
Total incurred	125,941	139,713	127,090
Paid related to:
Current year	62,617	74,252	51,180
Prior years	64,477	52,511	54,879
Total paid	127,094	126,763	106,059
Net balance at December 31	119,463	120,616	107,666
Plus: reinsurance recoverable	509,225	518,958	493,136
Balance at December 31	$628,688	$639,574	$600,802

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2020 and 2019 was $3,095 and $3,337, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) $(14,501), $(15,049), $7,564 in 2020, 2019 and 2018, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,290 and paid $2,532 of claim adjustment expenses in the current year, of which $821 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $24,883 and $31,104 as of December 31, 2020 and 2019, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,384 for the year ended December 31, 2020, 2019 and 2018, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)
45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2020	2019	2020	2019
Change in benefit obligation:
Benefit obligation at
beginning of year	$48,036	$43,688	$4,931	$4,493
Service cost	—	—	167	157
Interest cost	1,826	2,033	147	182
Actuarial loss	4,445	4,858	70	306
Benefits paid	(2,299)	(2,543)	(183)	(207)
Benefit obligation at
end of year	$52,008	$48,036	$5,132	$4,931

Change in plan assets:
Fair value of plan assets at
beginning of year	$48,750	$47,134	$—	$—
Actual return on plan assets	1,419	1,609	—	—
Employer contribution	2,307	2,550	183	207
Benefits paid	(2,299)	(2,543)	(183)	(207)
Fair value of plan assets at
end of year	$50,177	$48,750	$—	$—

Funded status	$(1,831)	$714	$(5,132)	$(4,931)

Assets:
Prepaid plans assets	$—	$11,676	$—	$—
Overfunded plan assets	—	(10,962)	—	—
Total assets	—	714	—	—
Liabilities recognized:
Accrued benefit costs	(13,107)	—	7,626	8,163
Liability for benefits	14,938	—	(2,494)	(3,232)
Total liabilities recognized	$1,831	$—	5,132	$4,931

Unrecognized liabilities	$14,938	$(714)	$(2,494)	$(3,232)

Weighted average assumptions
used to determine benefit
obligations:
Discount rate	2.39%	3.29%	2.45%	3.32%
Rate of compensation increase	0.00%	0.00%	0.00%	0.00%

Weighted average assumptions
used to determine net periodic
benefit costs:
Expected long-term return on
plan assets	3.75%	3.75%	- %	- %
Discount rate	3.29%	4.34%	3.32%	4.34%
(Continued)
46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2020	2019	2020	2019
Components of net periodic
benefit costs:
Service cost	$—	$—	$167	$157
Interest cost	1,826	2,033	147	182
Expected return on plan assets	(1,828)	(1,767)	—	—
Amount of prior service cost
recognized	—	—	(478)	(478)
Amount of recognized actuarial
loss (gain)	877	201	(190)	(220)
Net periodic benefit cost	$875	$467	$(354)	$(359)

Amounts in unassigned surplus
recognized as components of net
periodic benefit costs:
Items not yet recognized as a
component of net periodic benefit
cost – prior year	$10,962	$6,146	$(3,232)	$(4,236)
Net prior service (cost) credit
recognized	—	—	478	478
Net loss arising during the period	4,853	5,017	70	306
Net gain (loss) recognized	(877)	(201)	190	220
Items not yet recognized as a
component of net periodic benefit
cost – current year	$14,938	$10,962	$(2,494)	$(3,232)

Amounts in unassigned surplus
expected to be recognized in the
next fiscal year as components
of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$(478)	$(478)
Net recognized (gains) losses	1,391	870	(125)	(151)

Accumulated benefit obligation	$52,008	$48,036	$5,132	$4,931

(Continued)
47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2020 and December 31, 2019 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension	Other
	benefits	benefits
2021	$2,827	$241
2022	2,898	257
2023	3,011	272
2024	3,004	271
2025	2,948	274
2026-2030	14,470	1,382

For measurement purposes, a 6.30% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2020. The rate was assumed to decrease gradually to 3.80% for 2075 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2020 and 2019. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2020 and 2019. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2020	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$50,177	$50,177

December 31, 2019	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$48,750	$48,750

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)
48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2020, 2019 and 2018 of $1,186, $1,460 and $1,351, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2020, the Company declared and paid dividends to SFG consisting of common stock in the amount of $1,967. During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2020 statutory results, the maximum amount available for the payment of dividends during 2021 by Minnesota Life Insurance Company without prior regulatory approval is $336,361.

For the year ended December 31, 2020 and 2019, respectively, there were no capital contributions from SFG to the Company. For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2020 and 2019.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2020 and 2019, policy reserves are reflected net of reinsurance ceded of $1,332,500 and $1,344,783, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2020	2019	2018
Direct premiums and annuity considerations	$7,896,662	8,882,759	$7,617,352
Reinsurance assumed	774,621	728,074	662,543
Reinsurance ceded	(1,007,623)	(988,690)	(733,257)
Total premiums and annuity considerations	$7,663,660	$8,622,143	$7,546,638

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2020, 2019 and 2018.
(Continued)
49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(14) Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $952,825, $739,150 and $569,139 during 2020, 2019 and 2018, respectively.

As of December 31, 2020, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Argent Reinsurance, LTD
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance, LTD
Agent of the Company	Atlantic Security Life Insurance Company, LTD
Administrative representative of the Company	Southwest Business Corporation

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $502,434 as of December 31, 2020. The Company estimates that $201,000 of these commitments will be invested in 2021, with the remaining $301,434 invested over the next four years.

As of December 31, 2020, the Company had committed to originate mortgage loans totaling $368,420 but had not completed the originations.

As of December 31, 2020, the Company had committed to purchase bonds totaling $85,350 but had not completed the purchase transactions.

The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2020 and 2019, the assets held in trust were $566,904 and $536,034, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2020 and 2019, this liability was $606 and $565, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,372 and $3,665 as of December 31, 2020 and 2019, respectively. These assets are being amortized over a five-year period.

(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2021, $1,388; 2022, $993; 2023, $833; 2024, $662; 2025, $580. Income from these leases was $2,575, $3,200 and $3,754 for the years ended December 31, 2020, 2019 and 2018, respectively, and is reported in net investment income on the statutory statements of operations.

(Continued)
50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(17) Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2020, the Company had entered into agreements with face amount and carrying value totaling $95,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2020 have a maturity of seven and three years with principal due at those times. Interest rates are determined at the reset date and ranged from 0.44% to 2.39% during 2020. The Company paid $2,178, $3,248 and $5,364 in interest in 2020, 2019 and 2018, respectively, and accrued interest of $36 and $174 at December 31, 2020 and 2019, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2020 and 2019, the maximum amount borrowed from the FHLB was $595,000 and $145,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $2,101,165 and $2,279,804, respectively, as collateral for FHLB borrowings as of December 31, 2020. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $1,866,982 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2020 was $2,420,468 and $2,246,693, respectively.

As of December 31, 2020 and 2019, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $3,800 at December 31, 2020 and 2019. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2020 and 2019, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2020 and 2019. The interest paid in 2020, 2019 and 2018 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2020 was $257,604. Interest is included in net investment income in the statutory statements of operations.

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2020 that are subject to retrospective rating features was $615,074 which represented 33.6% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(Continued)
51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2020	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$781,100	$526,997	$—	$1,308,097	13.3%
At book value less current surrender charges
of 5% or more	569,805	—	—	569,805	5.8%
At fair value	—	28,455	6,326,300	6,354,755	64.7%
Total with market value adjustment or at fair
value	1,350,905	555,452	6,326,300	8,232,657	83.8%
At book value without adjustment	762,501	—	—	762,501	7.8%
Not subject to discretionary withdrawal	785,215	22,145	16,364	823,724	8.4%
Total	$2,898,621	$577,597	$6,342,664	$9,818,882	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$47,533	$—	$—	$47,533

Group Annuities

December 31, 2020	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,070,318	$—	$—	$4,070,318	15.7%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	19,022,874	19,022,874	73.2%
Total with market value adjustment or at fair
value	4,070,318	—	19,022,874	23,093,192	88.9%
At book value without adjustment	11,894	—	—	11,894	0.0%
Not subject to discretionary withdrawal	2,887,888	—	—	2,887,888	11.1%
Total	$6,970,100	$—	$19,022,874	$25,992,974	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

(Continued)
52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts

December 31, 2020	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair
value	—	—	—	—	0.0%
At book value without adjustment	1,062,644	—	—	1,062,644	66.5%
Not subject to discretionary withdrawal	535,135	—	—	535,135	33.5%
Total	$1,597,779	$—	$—	$1,597,779	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

As of December 31, 2020:

Amount
Life and Accident and Health Annual Statement:
Annuities	$9,866,982
Supplementary contracts with life contingencies	6,275
Deposit-type contracts	1,593,243
Total reported on Life and Accident and Health Annual Statement	11,466,500
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	25,943,135
Total reported on the Annual Statement of the Separate Accounts	25,943,135
Combined total	$37,409,635

(Continued)
53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2020	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	1,311,014	1,446,477	1,538,886
Universal life with secondary
guarantees	208,153	178,668	512,751
Indexed universal life	6,263,171	5,798,119	6,144,638
Indexed universal life with
secondary guarantees	1,044,162	931,958	1,448,873
Indexed life	—	—	—
Other permanent cash value life
insurance	1,058,463	997,949	1,065,035
Variable life	436,137	740,963	663,600
Variable universal life	76,031	76,031	76,031
Miscellaneous reserves	259,391	—	259,391
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	1,066,699
Accidental death benefits	—	—	31
Disability – active lives	—	—	23,346
Disability – disabled lives	—	—	424,433
Miscellaneous reserves	—	—	544,570
Total	10,656,522	10,170,165	13,768,284
Reinsurance ceded	—	—	759,206
Net total	$10,656,522	$10,170,165	$13,009,078

(Continued)
54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - guaranteed
December 31, 2020	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	3,308,178	2,889,322	3,231,179
Variable universal life	—	—	—
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,308,178	2,889,322	3,231,179
Reinsurance ceded	—	—	—
Net total	$3,308,178	$2,889,322	$3,231,179

(Continued)
55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2020	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	—	—	—
Variable universal life	456,554	456,554	456,554
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	456,554	456,554	456,554
Reinsurance ceded	—	—	—
Net total	$456,554	$456,554	$456,554
Grand total	$14,421,254	$13,516,041	$16,696,811
Adjustment per note 23	—	—	(19,005)
Adjusted total to tie to Annual Statement	$14,421,254	$13,516,041	$16,677,806

(Continued)
56

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2020:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,181,813
Exhibit 5, Accidental death benefits sections, total (net)	31
Exhibit 5, Disability – active lives section, total (net)	23,243
Exhibit 5, Disability – disables lives section, total (net)	405,152
Exhibit 5, Miscellaneous reserves section, total (net)	2,383,615
Subtotal	12,993,854
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	3,683,952
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	3,683,952
Combined total	$16,677,806

(22) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2020 were as follows:

	Gross	Net of Loading
Ordinary new business	$9,565	$3,626
Ordinary renewal business	61,284	94,244
Credit life	111	111
Group life	1,117	1,045
Subtotal	72,077	99,026
Premiums due and unpaid	264,632	252,985
Portion of due and unpaid over 90 days	(423)	(423)
Net admitted asset	$336,286	$351,588

(23) Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(Continued)
57

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(24) Subsequent Events

Through April 1, 2021, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.
(Continued)
58

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2020
(in thousands)

Investment Income Earned:
U.S. Government bonds	$15,578
Other bonds (unaffiliated)	725,086
Bonds of affiliates	—
Preferred stocks (unaffiliated)	3,481
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,421
Common stocks of affiliates	—
Mortgage loans	182,306
Real estate	22,466
Premium notes, policy loans and liens	31,650
Cash on hand and on deposit	—
Short-term investments	2,089
Other invested assets	51,070
Derivative instruments	14,082
Aggregate write-ins for investment income	(391)
Gross investment income	$1,062,838

Real Estate Owned - Book Value less Encumbrances
$55,505
Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages	$—
Commercial mortgages	—
Total mortgage loans	4,591,098
$4,591,098
Mortgage Loans By Standing - Book Value:
Good standing	$4,589,780
Good standing with restructured terms	$1,318
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,065,977

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$446,791

(Continued)
59

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2020
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$1,497,044
Over 1 year through 5 years	6,038,654
Over 5 years through 10 years	6,560,032
Over 10 years through 20 years	2,173,535
Over 20 years	4,242,726
No maturity date	3,925
Total by maturity	$20,515,916

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$11,855,426
NAIC 2	7,806,478
NAIC 3	731,512
NAIC 4	110,639
NAIC 5	11,861
NAIC 6	—
Total by NAIC designation	$20,515,916

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$15,376,297
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,139,619

Preferred Stocks - Statement Value	$66,218
Common Stocks - Market Value	$930,848
Short-Term Investments and Cash Equivalents - Book Value	$301,402
Options, Caps & Floors Owned - Statement Value	$1,194,884
Options, Caps & Floors Written and In Force - Statement Value	$(705,669)
Collar, Swap & Forward Agreements Open - Statement Value	$197,496
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(71,083)

Life Insurance In Force:
Industrial	$—
Ordinary	$88,529,019
Credit Life	$5,863,940
Group Life	$318,385,066

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$31,017

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$187,271
Credit Life	$44,600
Group Life	$442,496,058
(Continued)
60

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2020
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$144,169
Income Payable	$12,008
Ordinary - Involving Life Contingencies:
Income Payable	$303
Group - Not Involving Life Contingencies:
Amount on Deposit	$29,132
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$25,338

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$112,632
Deferred - Fully Paid - Account Balance	$2,246,128
Deferred - Not Fully Paid - Account Balance	$6,865,813
Group:
Immediate - Amount of Income Payable	$258,508
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$11,893

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$517,527
Credit	$56,492

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,370,855
Dividend Accumulations - Account Balance	$48,998

Claim Payments:
Group Accident and Health:
2020	$53,190
2019	$48,149
2018	$3,476
2017	$766
2016	$4,091
Prior	$1,098
Other Accident and Health:
2020	$11
2019	$2
2018	$—
2017	$—
2016	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2020	$5,306
2019	$5,792
2018	$2,582
2017	$1,620
2016	$778
Prior	$702

See accompanying independent auditors’ report

61

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2020
(in thousands)

1.)	Total admitted assets (excluding separate accounts), as reported on 2020 Annual Statement:				$30,252,078
	Adjustments per note 23 to the Financial Statements				3,991
	Amounts reported in Financial Statements				$30,256,069

2.)	10 Largest exposures to a single issuer/borrower/investment:

	Issuer				Amount	Percentage
	FNMA - Loan Backed Securities				$1,140,640	3.8%
	FHLMC - Loan Backed Securities				$908,395	3.0%
	Securian Life Insurance Co				$446,791	1.5%
	BANK Commercial Mortgage Pass-Through Certificates				$308,977	1.0%
	Wells Fargo				$279,192	0.9%
	Goldman Sachs				$265,409	0.9%
	Morgan Stanley				$173,609	0.6%
	Berkshire Hathaway				$152,151	0.5%
	UBS Commercial Mortgage Trust				$134,876	0.4%
	Morgan Stanley Bank of America Merrill Lynch Trust				$130,685	0.4%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$11,855,426	39.2%	P/RP-1	$22,650	0.1%
	NAIC-2	$7,806,478	25.8%	P/RP-2	$34,186	0.1%
	NAIC-3	$731,512	2.4%	P/RP-3	$7,919	0.0%
	NAIC-4	$110,639	0.4%	P/RP-4	$1,428	0.0%
	NAIC-5	$11,861	0.0%	P/RP-5	$35	0.0%
	NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:
					Amount	Percentage
	Total admitted assets held in foreign investments:				$1,644,405	5.4%
	Foreign-currency denominated investments of:				$—	0.0%
	Insurance liabilities denominated in that same foreign currency:				$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
					Amount	Percentage
	Countries rated by NAIC-1				$1,604,724	5.3%
	Countries rated by NAIC-2				$3,852	0.0%
	Countries rated by NAIC-3 or below				$35,829	0.1%
(Continued)

62

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$452,756	1.5%
		Australia	$392,621	1.3%

	Countries rated by NAIC-2	Mauritius	$2,206	0.0%
		Italy	$1,647	0.0%

	Countries rated by NAIC-3 or below	Liberia	$28,223	0.1%
		Guernsey	$5,098	0.0%

7.)	Aggregate unhedged foreign currency exposure:
			Amount	Percentage
			$78,972	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
			Amount	Percentage
	Countries rated by NAIC-1		$78,972	0.3%
	Countries rated by NAIC-2		$0	0.0%
	Countries rated by NAIC-3 or below		$0	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$24,805	0.1%
		Sweden	$14,730	0.0%

	Countries rated by NAIC-2	None	$0	0.0%
		None	$0	0.0%

	Countries rated by NAIC-3 or below	None	$0	0.0%
		None	$0	0.0%

10.)	10 Largest non-sovereign foreign issues:
	Issuer	NAIC Rating	Amount	Percentage
	Hofer Financial Services	1.G	$50,000	0.2%
	Electricite de France	1.G FE/2.A FE	$47,530	0.2%
	Vector Limited	2,B	$47,000	0.2%
	Transurban Queensland	2.A FE/2.B FE	$45,214	0.1%
	Diageo Capital PLC	1.G FE	$44,342	0.1%
	Nordic Aviation	4.B PL	$44,180	0.1%
	Takeda Pharmaceutical Co	2.B FE	$41,650	0.1%
	CSL Limited	1.G	$38,150	0.1%
	TransGrid	2.B FE	$35,000	0.1%
	Ausgrid	2.A FE	$35,000	0.1%
(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency
	exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures
	that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

	Issuer		Amount	Percentage
	Securian Life Insurance Co		$446,791	1.5%
	Allied Solutions, LLC		$111,733	0.4%
	Charles River Funds		$35,834	0.1%
	AEA Funds		$31,799	0.1%
	Genstar Funds		$30,112	0.1%
	Threshold Ventures III, LP		$28,878	0.1%
	Revolution Ventures III, LP		$27,073	0.1%
	Gridiron Capital Fund IV, LP		$23,443	0.1%
	iShares Core High Dividend ETF		$22,816	0.1%
	Maveron Equity Partners VII, LP		$20,949	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Aggregate statement value of investments held in nonaffiliated privately		Amount	Percentage
	placed equities		$796,587	2.6%

	3 Largest investments held in nonaffiliated, privately placed equities		Amount	Percentage
	Charles River Funds		$35,834	0.1%
	AEA Funds		$31,799	0.1%
	Genstar Funds		$30,112	0.1%

	10 Largest fund managers	Total Invested	Diversified	Non-Diversified
	Securian Asset Management Funds	$75,971	$75,971	$—
	iShares Funds	$67,611	$38,818	$28,793
	Dreyfus Money Market Fund	$56,374	$56,374	$—
	Charles River Funds	$35,834	$—	$35,834
	AEA Funds	$31,799	$—	$31,799
	Genstar Funds	$30,112	$—	$30,112
	Threshold Ventures III, LP	$28,878	$—	$28,878
	Revolution Ventures III, LP	$27,073	$—	$27,073
	Gridiron Capital Fund IV, LP	$23,443	$—	$23,443
	Goldpoint Funds	$22,339	$—	$22,339

(Continued)

64

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the
Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

	10 Largest Annual Statement Schedule B aggregate mortgage interests:

	Issuer				Type	Amount	Percentage
	Massry Portfolio				Commercial	$59,789	0.2%
	IRET Apartment Portfolio				Commercial	$54,900	0.2%
	Novaya Industrial Portfolio and Wilmington				Commercial	$43,750	0.1%
	Meritex-Atlanta				Commercial	$43,250	0.1%
	Wilshire Union Shopping Center				Commercial	$41,000	0.1%
	Towers Of Colonie Apartments				Commercial	$37,895	0.1%
	Marshalls Plaza				Commercial	$31,349	0.1%
	Plymouth Industrial Reit Portfolio				Commercial	$30,000	0.1%
	Massry - Orchard Park Apt Portfolio				Commercial	$28,000	0.1%
	Hubb Nyc Portfolio				Commercial	$27,500	0.1%

	Admitted assets held in the following categories of mortgage loans:

	Category					Amount	Percentage
	Construction loans					$—	0.0%
	Mortgage loans over 90 days past due					$—	0.0%
	Mortgage loans in the process of foreclosure					$—	0.0%
	Mortgage loans foreclosed					$—	0.0%
	Restructured mortgage loans					$1,318	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most
	current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural

	Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
	91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
	81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
	71% to 80%	$—	0.0%	$35,970	0.1%	$—	0.0%
	below 70%	$—	0.0%	$4,555,128	15.1%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
	five largest investments in one parcel or group of contiguous parcels of real estate reported in the
	Annual Statement Schedule A.

(Continued)

65

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans
	that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
	Agreement Type			1st Qtr	2nd Qtr	3rd Qtr
	Securities lending	$—	0.0%	$—	$—	$—
	Repurchase	$—	0.0%	$—	$—	$—
	Reverse repurchase	$—	0.0%	$—	$—	$—
	Dollar repurchase	$—	0.0%	$—	$—	$—
	Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	Hedging	$—	0.0%	$—	$—
	Income generation	$—	0.0%	$—	$—
	Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$18,357	0.1%	$20,430	$20,304	$20,177
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$71,255	0.2%	$98,255	$84,397	$87,070
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

(Continued)

66

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2020
(in thousands)

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$520,381	1.77%	$520,381	1.77%
All other governments	15,428	0.05%	15,428	0.05%
US states, territories and possessions, etc. guaranteed	608	0.00%	608	0.00%
US political subdivisions of states, territories, and
possessions, guaranteed	72,899	0.25%	72,899	0.25%
US special revenue and special assessment obligations,
etc. non-guaranteed	2,750,549	9.37%	2,750,549	9.38%
Industrial and miscellaneous	16,877,014	57.52%	16,877,014	57.54%
Hybrid securities	30,086	0.10%	30,086	0.10%
SVO identified funds	3,924	0.01%	3,924	0.01%
Total long-term bonds	$20,270,889	69.07%	$20,270,889	69.10%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$66,218	0.23%	$66,218	0.23%
Total preferred stocks	$66,218	0.23%	$66,218	0.23%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$322,970	1.10%	$322,970	1.10%
Industrial and miscellaneous other (unaffiliated)	15,208	0.05%	15,208	0.05%
Parents, subsidiaries and affiliates other	446,801	1.52%	446,791	1.52%
Mutual funds	144,945	0.50%	144,945	0.50%
Closed-end funds	$934	0.00%	$934	0.00%
Total common stocks	$930,858	3.17%	$930,848	3.17%

Mortgage loans
Commercial mortgages	$4,591,098	15.65%	$4,591,098	15.65%
Total mortgage loans	$4,591,098	15.65%	$4,591,098	15.65%

Real estate
Properties occupied by the company	$55,505	0.19%	$55,505	0.19%
Total real estate	$55,505	0.19%	$55,505	0.19%

Cash, cash equivalents and short-term investments
Cash	$(71,083)	(0.24)%	$(71,083)	(0.24)%
Cash equivalents	190,011	0.65%	190,011	0.65%
Short-term investments	111,391	0.38%	111,391	0.38%
Total cash, cash equivalents and short-term investments	$230,319	0.79%	$230,319	0.79%

Policy loans	$646,774	2.20%	$643,006	2.19%

Derivatives	$1,392,416	4.75%	$1,392,416	4.75%

Other invested assets	$1,067,384	3.64%	$1,065,977	3.63%

Receivable for securities	$90,879	0.31%	$88,495	0.30%

Total invested assets	$29,342,340	100.00%	$29,334,771	100.00%
See accompanying independent auditors’ report
67